Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 96.26%
FDIC Series 2010-S2 Class 3A (1 Month LIBOR +0.70%) 144A±	3.19%	12-29-2045	$348,592	$349,106
FHLMC (10 Year Treasury Constant Maturity -0.85%) ±	1.73	3-15-2024	283,788	281,975
FHLMC (11th District Cost of Funds +1.12%) ±	2.17	1-1-2022	627	625
FHLMC (11th District Cost of Funds +1.25%) ±	2.31	1-1-2030	2,393	2,358
FHLMC (11th District Cost of Funds +1.25%) ±	2.31	1-1-2030	1,497	1,480
FHLMC (11th District Cost of Funds +1.25%) ±	2.31	7-1-2030	134,339	132,570
FHLMC (11th District Cost of Funds +1.25%) ±	2.38	2-1-2035	135,426	133,512
FHLMC (11th District Cost of Funds +1.36%) ±	2.42	10-1-2030	3,203	3,190
FHLMC (11th District Cost of Funds +1.78%) ±	2.79	3-1-2025	10,680	10,660
FHLMC (1 Year Treasury Constant Maturity +0.72%) ±	3.01	4-1-2030	40,951	41,380
FHLMC (11th District Cost of Funds +1.25%) ±	3.03	11-1-2030	72,023	72,613
FHLMC (3 Year Treasury Constant Maturity +2.27%) ±	3.19	4-1-2032	82,003	84,390
FHLMC (11th District Cost of Funds +2.25%) ±	3.31	6-1-2029	48,597	48,932
FHLMC (11th District Cost of Funds +2.39%) ±	3.32	6-1-2021	25,231	25,285
FHLMC (11th District Cost of Funds +2.25%) ±	3.38	8-1-2019	1,746	1,742
FHLMC (12 Month Treasury Average +1.90%) ±	3.78	5-1-2028	193,643	200,153
FHLMC (3 Year Treasury Constant Maturity +2.44%) ±	3.80	5-1-2031	100,157	105,695
FHLMC (5 Year Treasury Constant Maturity +2.44%) ±	3.82	8-1-2027	32,328	32,390
FHLMC (3 Year Treasury Constant Maturity +2.44%) ±	3.89	5-1-2032	197,190	196,865
FHLMC (12 Month Treasury Average +2.46%) ±	4.00	10-1-2029	93,982	96,134
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.23	5-1-2032	40,428	41,856
FHLMC (6 Month LIBOR +1.42%) ±	4.24	2-1-2037	4,532	4,657
FHLMC (1 Year Treasury Constant Maturity +2.02%) ±	4.27	12-1-2035	508,541	531,838
FHLMC (1 Year Treasury Constant Maturity +1.88%) ±	4.27	5-1-2035	290,208	303,959
FHLMC (1 Year Treasury Constant Maturity +1.55%) ±	4.28	7-1-2030	1,836	1,832
FHLMC (Federal Cost of Funds +2.72%) ±	4.32	4-1-2023	7,628	7,662
FHLMC (11th District Cost of Funds +2.29%) ±	4.37	12-1-2025	9,497	9,543
FHLMC (6 Month LIBOR +1.66%) ±	4.37	6-1-2037	379,676	390,981
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.38	5-1-2034	917,328	957,137
FHLMC (1 Year Treasury Constant Maturity +2.03%) ±	4.38	3-1-2025	34,660	35,793
FHLMC (12 Month LIBOR +1.75%) ±	4.39	6-1-2033	564,963	591,195
FHLMC (3 Year Treasury Constant Maturity +2.70%) ±	4.41	6-1-2035	764,620	806,754
FHLMC (US Treasury H15 Treasury Bill 6 Month Auction High Discount +1.75%) ±	4.42	1-1-2023	18,187	18,874
FHLMC (5 Year Treasury Constant Maturity +2.13%) ±	4.44	8-1-2029	8,566	8,559
FHLMC (12 Month LIBOR +1.75%) ±	4.45	5-1-2033	183,193	193,345
FHLMC (6 Month LIBOR +1.68%) ±	4.45	1-1-2037	900,270	933,853
FHLMC (1 Year Treasury Constant Maturity +2.47%) ±	4.47	6-1-2035	183,670	193,070
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.47	8-1-2033	70,013	72,896
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.48	11-1-2026	63,646	65,445
FHLMC (6 Month LIBOR +1.73%) ±	4.48	6-1-2024	6,026	6,033
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.48	11-1-2035	688,610	723,135
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.48	9-1-2038	167,889	173,213
FHLMC (1 Year Treasury Constant Maturity +2.10%) ±	4.48	10-1-2037	996,039	1,041,046
FHLMC (1 Year Treasury Constant Maturity +1.99%) ±	4.49	11-1-2034	284,802	299,446
FHLMC (1 Year Treasury Constant Maturity +2.47%) ±	4.50	7-1-2034	606,606	635,826
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.50	3-1-2036	489,979	513,534
FHLMC (1 Year Treasury Constant Maturity +2.07%) ±	4.50	8-1-2033	1,233,355	1,279,589
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.51	7-1-2027	454,198	457,577
FHLMC (12 Month LIBOR +1.77%) ±	4.51	6-1-2035	697,250	733,509
FHLMC (12 Month LIBOR +1.76%) ±	4.52	10-1-2035	741,960	775,181
FHLMC (1 Year Treasury Constant Maturity +2.04%) ±	4.52	1-1-2030	14,172	14,638
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.53	7-1-2031	680,307	701,244
FHLMC (12 Month LIBOR +1.66%) ±	4.53	2-1-2037	83,295	87,428
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	4.53	7-1-2038	341,842	359,052
FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	4.54	7-1-2034	465,470	483,739
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.55	10-1-2034	747,067	785,304
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.55	3-1-2035	577,906	607,495
FHLMC (11th District Cost of Funds +2.57%) ±	4.56	12-1-2025	288,890	299,595
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.56	9-1-2033	143,340	150,645
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.56	8-1-2035	1,494,456	1,573,266
FHLMC (12 Month LIBOR +1.78%) ±	4.57	11-1-2035	326,175	340,028
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	4.57	7-1-2035	474,187	498,742
FHLMC (12 Month LIBOR +1.77%) ±	4.57	10-1-2036	403,522	423,432
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.58	5-1-2038	695,463	732,293

1

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.59%	2-1-2036	$851,534	$895,919
FHLMC (12 Month LIBOR +1.75%) ±	4.59	9-1-2037	313,615	328,895
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.59	2-1-2036	508,348	534,958
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	4.59	9-1-2033	602,228	634,871
FHLMC (1 Year Treasury Constant Maturity +2.17%) ±	4.59	5-1-2037	79,575	83,234
FHLMC (12 Month LIBOR +1.73%) ±	4.61	1-1-2035	398,124	420,930
FHLMC (1 Year Treasury Constant Maturity +2.20%) ±	4.61	11-1-2036	850,194	895,241
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.61	2-1-2036	801,597	842,283
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.61	10-1-2033	232,113	243,765
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.61	10-1-2036	312,160	330,468
FHLMC (12 Month LIBOR +1.74%) ±	4.62	12-1-2036	252,280	263,627
FHLMC (12 Month LIBOR +1.87%) ±	4.62	5-1-2035	135,569	143,692
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.63	10-1-2033	826,853	867,276
FHLMC (1 Year Treasury Constant Maturity +2.43%) ±	4.63	6-1-2025	49,168	49,749
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	4.63	2-1-2036	402,845	423,971
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.63	6-1-2030	243,025	253,029
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.63	1-1-2028	2,146	2,249
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.64	7-1-2036	240,701	249,340
FHLMC (2 Year Treasury Constant Maturity +2.44%) ±	4.64	8-1-2029	93,620	97,103
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	4.65	5-1-2025	59,148	59,892
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.65	4-1-2037	1,104,486	1,163,429
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.65	10-1-2033	518,572	545,790
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	4.66	5-1-2034	1,135,844	1,190,320
FHLMC (12 Month LIBOR +1.75%) ±	4.66	4-1-2035	178,205	187,035
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.66	11-1-2027	396,355	414,499
FHLMC (1 Year Treasury Constant Maturity +2.16%) ±	4.66	8-1-2034	737,049	771,546
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	4.66	7-1-2031	156,630	165,866
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.67	6-1-2035	91,328	96,187
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.67	1-1-2034	637,922	673,049
FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	4.67	9-1-2030	139,923	145,130
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.68	4-1-2037	421,920	448,023
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.68	9-1-2035	1,160,881	1,220,890
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.68	4-1-2036	418,660	440,545
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.68	9-1-2033	449,382	471,546
FHLMC (US Treasury H15 Treasury Bill 6 Month Auction High Discount +1.94%) ±	4.69	7-1-2024	26,671	26,472
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.69	7-1-2034	113,668	119,544
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.69	7-1-2029	51,516	53,603
FHLMC (1 Year Treasury Constant Maturity +2.31%) ±	4.69	3-1-2037	261,269	275,287
FHLMC (12 Month LIBOR +1.78%) ±	4.70	9-1-2037	417,725	433,495
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.70	10-1-2036	310,080	327,206
FHLMC (1 Year Treasury Constant Maturity +2.18%) ±	4.72	6-1-2036	769,488	807,380
FHLMC (1 Year Treasury Constant Maturity +2.16%) ±	4.72	6-1-2033	445,068	464,961
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.72	5-1-2034	74,504	78,491
FHLMC (12 Month Treasury Average +2.30%) ±	4.73	6-1-2028	84,876	86,585
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.73	4-1-2034	278,093	292,210
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.73	8-1-2035	372,673	392,118
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.73	12-1-2033	472,064	494,110
FHLMC (12 Month LIBOR +1.75%) ±	4.74	5-1-2037	966,894	1,016,830
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.75	11-1-2036	709,566	748,582
FHLMC (1 Year Treasury Constant Maturity +2.31%) ±	4.75	7-1-2038	526,667	555,679
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.75	11-1-2029	394,732	409,734
FHLMC (1 Year Treasury Constant Maturity +2.21%) ±	4.75	1-1-2037	826,422	870,396
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.75	5-1-2034	171,904	180,497
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	4.75	10-1-2033	1,102,685	1,154,388
FHLMC (1 Year Treasury Constant Maturity +2.35%) ±	4.75	2-1-2036	89,350	94,296
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.76	7-1-2037	417,959	439,382
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.77	12-1-2034	289,699	306,018
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.77	1-1-2028	16,038	16,732
FHLMC (1 Year Treasury Constant Maturity +2.27%) ±	4.77	11-1-2029	38,184	38,814
FHLMC (12 Month LIBOR +1.82%) ±	4.77	5-1-2039	640,603	675,779
FHLMC (1 Year Treasury Constant Maturity +2.18%) ±	4.78	4-1-2023	143,614	144,443
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.79	11-1-2029	62,346	63,616
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.79	3-1-2027	82,621	84,224
FHLMC (12 Month LIBOR +1.67%) ±	4.79	8-1-2035	138,609	141,617
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	4.79	9-1-2029	499,754	524,424
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.79	2-1-2031	405,935	426,289
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.79	1-1-2037	111,038	117,263
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.80	9-1-2031	63,755	64,754

2

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC (12 Month LIBOR +1.87%) ±	4.80%	9-1-2036	$608,395	$641,087
FHLMC (1 Year Treasury Constant Maturity +2.38%) ±	4.80	6-1-2035	1,086,918	1,132,440
FHLMC (6 Month LIBOR +2.08%) ±	4.80	6-1-2026	673,308	691,243
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.82	1-1-2035	254,555	267,819
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	4.83	6-1-2035	753,539	794,649
FHLMC (1 Year Treasury Constant Maturity +2.34%) ±	4.83	9-1-2032	1,326,968	1,392,789
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.84	4-1-2034	219,186	230,303
FHLMC (12 Month LIBOR +1.93%) ±	4.84	4-1-2035	835,199	878,785
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.84	2-1-2036	556,764	586,294
FHLMC (6 Month LIBOR +2.12%) ±	4.85	5-1-2037	46,031	48,247
FHLMC (12 Month LIBOR +1.98%) ±	4.85	11-1-2032	110,334	112,762
FHLMC (1 Year Treasury Constant Maturity +2.26%) ±	4.85	9-1-2038	500,207	522,443
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.86	4-1-2038	1,094,483	1,155,676
FHLMC (1 Year Treasury Constant Maturity +2.31%) ±	4.86	1-1-2036	413,654	435,766
FHLMC (12 Month LIBOR +1.89%) ±	4.86	4-1-2037	486,881	514,582
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	4.86	6-1-2035	432,381	455,699
FHLMC (1 Year Treasury Constant Maturity +2.24%) ±	4.87	8-1-2027	4,808	4,872
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.87	2-1-2034	530,002	564,080
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.88	4-1-2038	838,772	882,744
FHLMC (12 Month LIBOR +1.87%) ±	4.88	4-1-2037	491,581	519,101
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.89	11-1-2022	66,417	67,957
FHLMC (1 Year Treasury Constant Maturity +2.28%) ±	4.89	2-1-2034	1,063,252	1,117,515
FHLMC (FHLMC National Average Mortgage Contract +3.27%) ±	4.89	2-1-2021	2,263	2,259
FHLMC (1 Year Treasury Constant Maturity +2.29%) ±	4.89	11-1-2035	824,805	866,638
FHLMC (12 Month LIBOR +1.99%) ±	4.89	7-1-2036	685,557	721,817
FHLMC (1 Year Treasury Constant Maturity +2.41%) ±	4.90	12-1-2032	263,909	277,193
FHLMC (12 Month LIBOR +1.91%) ±	4.91	3-1-2032	344,993	363,597
FHLMC (1 Year Treasury Constant Maturity +2.22%) ±	4.91	1-1-2033	275,973	288,485
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.92	3-1-2034	640,234	670,777
FHLMC (12 Month LIBOR +1.85%) ±	4.92	4-1-2035	1,123,928	1,182,077
FHLMC (1 Year Treasury Constant Maturity +2.38%) ±	4.92	1-1-2037	1,362,528	1,438,807
FHLMC (1 Year Treasury Constant Maturity +2.45%) ±	4.93	10-1-2030	1,230,859	1,284,258
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	4.93	10-1-2025	51,104	51,946
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.94	3-1-2034	717,248	753,478
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.94	2-1-2036	741,195	779,707
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.96	2-1-2034	916,738	959,585
FHLMC (1 Year Treasury Constant Maturity +2.55%) ±	4.97	9-1-2029	82,570	83,589
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.98	2-1-2034	457,313	482,634
FHLMC (1 Year Treasury Constant Maturity +2.38%) ±	5.00	4-1-2034	360,514	376,452
FHLMC	5.00	10-1-2022	6,611	6,791
FHLMC (1 Year Treasury Constant Maturity +2.36%) ±	5.00	2-1-2035	809,047	858,842
FHLMC (1 Year Treasury Constant Maturity +2.61%) ±	5.01	5-1-2028	172,551	178,708
FHLMC (1 Year Treasury Constant Maturity +2.43%) ±	5.05	8-1-2029	62,409	63,368
FHLMC (1 Year Treasury Constant Maturity +2.52%) ±	5.06	11-1-2029	93,932	96,970
FHLMC (1 Year Treasury Constant Maturity +2.44%) ±	5.07	4-1-2029	81,499	82,664
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	5.07	6-1-2030	29,417	30,039
FHLMC (1 Year Treasury Constant Maturity +2.60%) ±	5.10	6-1-2032	136,318	138,479
FHLMC (1 Year Treasury Constant Maturity +2.61%) ±	5.11	9-1-2030	95,904	97,906
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	5.16	6-1-2030	76,602	78,426
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	5.23	10-1-2024	69,426	71,717
FHLMC (1 Year Treasury Constant Maturity +2.48%) ±	5.23	2-1-2030	28,669	29,151
FHLMC (6 Month LIBOR +2.38%) ±	5.27	2-1-2024	13,391	13,441
FHLMC (1 Year Treasury Constant Maturity +2.32%) ±	5.49	8-1-2024	181,845	181,871
FHLMC (6 Month LIBOR +3.33%) ±	6.13	11-1-2026	66,625	68,141
FHLMC Series 0020 Class F ±±	3.39	7-1-2029	8,954	9,184
FHLMC Series 1671 Class QA (11th District Cost of Funds +0.95%) ±	1.91	2-15-2024	590,190	599,036
FHLMC Series 1686 Class FE (11th District Cost of Funds +1.10%) ±	2.06	2-15-2024	13,643	13,874
FHLMC Series 1730 Class FA (10 Year Treasury Constant Maturity -0.60%) ±	1.98	5-15-2024	95,880	95,754
FHLMC Series 2315 Class FW (1 Month LIBOR +0.55%) ±	2.99	4-15-2027	67,140	67,531
FHLMC Series 2391 Class EF (1 Month LIBOR +0.50%) ±	2.94	6-15-2031	63,056	63,483
FHLMC Series 2454 Class SL (1 Month LIBOR +8.00%) ±(c)	5.56	3-15-2032	122,804	21,625
FHLMC Series 2461 Class FI (1 Month LIBOR +0.50%) ±	2.94	4-15-2028	87,703	88,152
FHLMC Series 2464 Class FE (1 Month LIBOR +1.00%) ±	3.44	3-15-2032	80,041	82,181
FHLMC Series 2466 Class FV (1 Month LIBOR +0.55%) ±	2.99	3-15-2032	163,667	165,157
FHLMC Series 2538 Class F (1 Month LIBOR +0.60%) ±	3.04	12-15-2032	348,513	352,389
FHLMC Series 3436 Class A ±±	4.40	11-15-2036	618,457	634,109
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	2.83	11-25-2028	432,889	433,855

3

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC Series T-16 Class A (1 Month LIBOR +0.10%) ±	2.53%	6-25-2029	$1,164,081	$1,194,784
FHLMC Series T-20 Class A7 (1 Month LIBOR +0.15%) ±	2.58	12-25-2029	2,436,745	2,394,996
FHLMC Series T-21 Class A (1 Month LIBOR +0.18%) ±	2.61	10-25-2029	980,111	974,347
FHLMC Series T-23 Class A (1 Month LIBOR +0.14%) ±	2.57	5-25-2030	1,409,089	1,405,679
FHLMC Series T-27 Class A (1 Month LIBOR +0.15%) ±	2.58	10-25-2030	910,603	917,139
FHLMC Series T-30 Class A7 (1 Month LIBOR +0.24%) ±	2.67	12-25-2030	1,023,623	993,576
FHLMC Series T-35 Class A (1 Month LIBOR +0.14%) ±	2.76	9-25-2031	2,503,965	2,479,898
FHLMC Series T-48 Class 2A ±±	4.25	7-25-2033	1,903,324	1,919,007
FHLMC Series T-54 Class 4A ±±	4.21	2-25-2043	1,357,113	1,357,103
FHLMC Series T-55 Class 1A1	6.50	3-25-2043	56,030	63,349
FHLMC Series T-56 Class 3AF (1 Month LIBOR +1.00%) ±	3.43	5-25-2043	912,541	932,519
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	3.68	10-25-2044	3,097,145	3,125,979
FHLMC Series T-63 Class 1A1 (12 Month Treasury Average +1.20%) ±	3.46	2-25-2045	2,746,131	2,742,208
FHLMC Series T-66 Class 2A1 ±±	4.30	1-25-2036	1,728,559	1,724,541
FHLMC Series T-67 Class 1A1C ±±	3.96	3-25-2036	4,082,856	4,090,760
FHLMC Series T-67 Class 2A1C ±±	3.76	3-25-2036	3,423,117	3,369,152
FHLMC Series T-75 Class A1 (1 Month LIBOR +0.04%) ±	2.52	12-25-2036	415,130	415,178
FNMA (1 Year Treasury Constant Maturity +1.66%) ±	2.16	7-1-2048	2,761,822	2,767,841
FNMA (11th District Cost of Funds +1.25%) ±	2.30	4-1-2021	14,408	14,393
FNMA (11th District Cost of Funds +1.25%) ±	2.30	11-1-2024	1,491	1,487
FNMA (11th District Cost of Funds +1.25%) ±	2.31	11-1-2020	69,343	69,006
FNMA (11th District Cost of Funds +1.25%) ±	2.31	3-1-2033	102,990	103,001
FNMA (11th District Cost of Funds +1.25%) ±	2.38	3-1-2021	29	29
FNMA (11th District Cost of Funds +1.25%) ±	2.38	11-1-2023	11,612	11,524
FNMA (11th District Cost of Funds +1.26%) ±	2.39	1-1-2035	743,144	748,173
FNMA (11th District Cost of Funds +1.25%) ±	2.40	1-1-2038	60,259	60,050
FNMA (11th District Cost of Funds +1.25%) ±	2.42	4-1-2042	1,820,435	1,811,701
FNMA (11th District Cost of Funds +1.25%) ±	2.42	10-1-2044	943,218	938,338
FNMA (11th District Cost of Funds +1.63%) ±	2.44	5-1-2028	16,475	16,456
FNMA (11th District Cost of Funds +1.25%) ±	2.52	9-1-2037	1,738,893	1,731,481
FNMA (11th District Cost of Funds +1.45%) ±	2.57	4-1-2024	1,144,503	1,148,966
FNMA (11th District Cost of Funds +1.87%) ±	2.77	10-1-2024	565	564
FNMA (11th District Cost of Funds +1.82%) ±	2.78	5-1-2028	37,738	37,896
FNMA (11th District Cost of Funds +1.78%) ±	2.78	1-1-2036	198,629	199,691
FNMA (11th District Cost of Funds +1.25%) ±	2.80	7-1-2020	143,918	143,623
FNMA (11th District Cost of Funds +1.78%) ±	2.91	11-1-2022	11,909	11,899
FNMA (11th District Cost of Funds +1.83%) ±	2.92	1-1-2036	33,307	33,433
FNMA (11th District Cost of Funds +1.92%) ±	2.92	9-1-2030	224,023	222,726
FNMA (11th District Cost of Funds +1.80%) ±	2.92	3-1-2033	230,096	230,193
FNMA (11th District Cost of Funds +1.86%) ±	2.97	10-1-2027	366,808	370,147
FNMA (3 Year Treasury Constant Maturity +2.14%) ±	3.02	10-1-2025	5,681	5,710
FNMA (11th District Cost of Funds +1.20%) ±	3.04	10-1-2034	103,333	103,425
FNMA (11th District Cost of Funds +1.70%) ±	3.08	4-1-2030	849	842
FNMA (11th District Cost of Funds +2.10%) ±	3.10	4-1-2020	520,378	519,587
FNMA (11th District Cost of Funds +1.25%) ±	3.16	4-1-2034	1,043,107	1,060,722
FNMA (3 Year Treasury Constant Maturity +2.47%) ±	3.22	6-1-2024	13,820	13,927
FNMA (6 Month LIBOR +1.00%) ±	3.66	6-1-2021	11,470	11,630
FNMA (1 Year Treasury Constant Maturity +1.25%) ±	3.66	1-1-2021	522	525
FNMA (1 Year Treasury Constant Maturity +1.25%) ±	3.66	1-1-2021	854	863
FNMA (1 Month LIBOR +1.17%) ±	3.67	5-1-2029	41,634	42,986
FNMA (3 Year Treasury Constant Maturity +2.15%) ±	3.77	10-1-2024	27,691	28,028
FNMA (1 Year Treasury Constant Maturity +1.52%) ±	3.77	8-1-2033	744,422	766,703
FNMA (12 Month Treasury Average +1.40%) ±	3.85	12-1-2030	67,589	66,834
FNMA (5 Year Treasury Constant Maturity +1.90%) ±	3.85	9-1-2031	188,344	194,393
FNMA (6 Month LIBOR +1.18%) ±	3.85	8-1-2033	164,886	170,898
FNMA (6 Month LIBOR +1.00%) ±	3.88	12-1-2020	1,481	1,479
FNMA (1 Year Treasury Constant Maturity +1.50%) ±	3.88	8-1-2030	953,645	976,323
FNMA (3 Year Treasury Constant Maturity +1.21%) ±	3.95	3-1-2030	16,201	16,367
FNMA (6 Month LIBOR +1.08%) ±	3.95	9-1-2032	51,748	51,753
FNMA (1 Year Treasury Constant Maturity +1.76%) ±	3.97	8-1-2032	129,172	131,685
FNMA (6 Month LIBOR +1.16%) ±	4.00	8-1-2033	3,302	3,347
FNMA (6 Month LIBOR +1.15%) ±	4.02	8-1-2032	157,475	157,743
FNMA (1 Year Treasury Constant Maturity +1.88%) ±	4.05	8-1-2031	55,585	57,583
FNMA (11th District Cost of Funds +1.88%) ±	4.11	5-1-2034	152,525	155,881
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	4.12	8-1-2026	27,574	27,832
FNMA (Federal Cost of Funds +2.00%) ±	4.14	8-1-2029	33,813	35,082
FNMA (6 Month LIBOR +1.52%) ±	4.14	11-1-2034	341,406	352,684

4

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (6 Month LIBOR +1.55%) ±	4.17%	12-1-2022	$3,873	$3,879
FNMA (6 Month LIBOR +1.42%) ±	4.20	12-1-2031	195,322	202,108
FNMA (5 Year Treasury Constant Maturity +2.43%) ±	4.21	6-1-2028	26,383	26,585
FNMA (1 Year Treasury Constant Maturity +1.67%) ±	4.21	4-1-2033	174,957	181,699
FNMA (1 Year Treasury Constant Maturity +2.09%) ±	4.21	8-1-2025	18,038	18,253
FNMA (6 Month LIBOR +1.42%) ±	4.21	10-1-2037	625,780	644,740
FNMA (1 Year Treasury Constant Maturity +1.88%) ±	4.23	4-1-2030	50,726	51,210
FNMA (11th District Cost of Funds +1.82%) ±	4.23	6-1-2034	137,728	141,146
FNMA (6 Month LIBOR +1.37%) ±	4.24	1-1-2032	201,695	208,264
FNMA (6 Month LIBOR +1.63%) ±	4.25	1-1-2022	4,665	4,661
FNMA (6 Month LIBOR +1.38%) ±	4.25	8-1-2031	123,129	125,291
FNMA (6 Month LIBOR +1.38%) ±	4.25	12-1-2031	18,094	18,118
FNMA (11th District Cost of Funds +1.93%) ±	4.25	12-1-2036	70,532	73,481
FNMA (12 Month LIBOR +1.53%) ±	4.27	9-1-2035	1,026,556	1,066,383
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.27	6-1-2035	391,174	411,666
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.29	6-1-2033	347,462	361,998
FNMA (6 Month LIBOR +1.42%) ±	4.29	9-1-2031	126,562	129,604
FNMA (1 Year Treasury Constant Maturity +1.58%) ±	4.29	3-1-2034	292,739	306,969
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	4.30	6-1-2036	138,753	146,569
FNMA (6 Month LIBOR +1.55%) ±	4.31	3-1-2034	220,229	227,370
FNMA (12 Month Treasury Average +1.86%) ±	4.32	11-1-2035	27,437	28,291
FNMA (6 Month LIBOR +1.53%) ±	4.32	1-1-2035	1,074,417	1,109,533
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	4.32	9-1-2036	337,307	351,359
FNMA (1 Year Treasury Constant Maturity +2.10%) ±	4.33	7-1-2035	200,730	207,744
FNMA (12 Month Treasury Average +1.88%) ±	4.33	11-1-2035	723,912	753,163
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	4.33	5-1-2034	414,614	434,339
FNMA (12 Month Treasury Average +1.91%) ±	4.33	11-1-2035	123,452	127,621
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.34	6-1-2035	267,480	280,726
FNMA (Federal Cost of Funds +2.38%) ±	4.34	2-1-2029	930,754	954,432
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.35	7-1-2035	145,937	153,552
FNMA (1 Year Treasury Constant Maturity +2.11%) ±	4.35	7-1-2035	527,668	552,800
FNMA (1 Year Treasury Constant Maturity +1.63%) ±	4.36	11-1-2029	7,026	7,035
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.36	1-1-2036	798,996	839,245
FNMA (6 Month LIBOR +1.74%) ±	4.37	10-1-2024	34,336	34,462
FNMA (6 Month LIBOR +1.74%) ±	4.37	12-1-2024	48,690	48,780
FNMA (1 Year Treasury Constant Maturity +1.74%) ±	4.37	1-1-2035	41,355	42,914
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.39	7-1-2033	53,590	56,295
FNMA (1 Year Treasury Constant Maturity +1.91%) ±	4.39	7-1-2038	706,226	736,962
FNMA (12 Month Treasury Average +1.93%) ±	4.39	6-1-2035	581,629	601,582
FNMA (12 Month LIBOR +1.65%) ±	4.40	9-1-2037	563,676	586,888
FNMA (12 Month Treasury Average +1.96%) ±	4.41	7-1-2035	610,828	632,402
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	4.42	6-1-2037	375,286	391,922
FNMA (1 Year Treasury Constant Maturity +1.70%) ±	4.42	2-1-2033	265,383	273,788
FNMA (1 Year Treasury Constant Maturity +2.06%) ±	4.42	12-1-2033	630,881	653,564
FNMA (12 Month LIBOR +1.67%) ±	4.42	7-1-2035	1,030,248	1,077,111
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.42	6-1-2035	563,396	592,763
FNMA (12 Month Treasury Average +1.97%) ±	4.42	11-1-2035	822,460	845,512
FNMA (12 Month LIBOR +1.60%) ±	4.42	9-1-2036	429,439	446,029
FNMA (1 Year Treasury Constant Maturity +2.02%) ±	4.43	11-1-2027	21,205	21,245
FNMA (12 Month LIBOR +1.72%) ±	4.43	6-1-2035	143,129	149,997
FNMA (12 Month Treasury Average +1.99%) ±	4.43	10-1-2035	413,882	429,264
FNMA (1 Year Treasury Constant Maturity +2.43%) ±	4.43	7-1-2037	397,193	414,635
FNMA (12 Month Treasury Average +2.48%) ±	4.43	6-1-2040	715,206	735,202
FNMA (1 Year Treasury Constant Maturity +2.14%) ±	4.44	10-1-2033	229,819	241,075
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.44	7-1-2035	650,547	684,903
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.44	8-1-2033	514,855	538,220
FNMA (12 Month Treasury Average +1.96%) ±	4.44	7-1-2035	917,109	949,557
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.44	8-1-2035	960,622	1,015,662
FNMA (1 Year Treasury Constant Maturity +1.82%) ±	4.45	4-1-2038	379,131	396,886
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.46	7-1-2035	447,382	474,300
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.47	10-1-2034	146,244	154,676
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.47	9-1-2022	65,092	65,542
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	4.48	6-1-2030	49,175	49,883
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	4.48	9-1-2030	88,878	89,632
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.48	9-1-2036	445,334	471,571
FNMA (12 Month LIBOR +1.79%) ±	4.48	6-1-2036	236,153	248,086
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.49	10-1-2025	81,386	82,707
FNMA (1 Year Treasury Constant Maturity +2.10%) ±	4.49	5-1-2034	524,771	551,063

5

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.50%	9-1-2035	$981,140	$1,030,809
FNMA (1 Year Treasury Constant Maturity +2.06%) ±	4.50	9-1-2035	1,412,421	1,479,678
FNMA (12 Month LIBOR +1.88%) ±	4.51	5-1-2037	1,518,209	1,603,954
FNMA (12 Month LIBOR +1.61%) ±	4.51	1-1-2040	202,785	212,109
FNMA (1 Year Treasury Constant Maturity +1.89%) ±	4.52	6-1-2032	56,509	56,699
FNMA (6 Month LIBOR +1.64%) ±	4.52	2-1-2033	125,977	129,267
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.52	6-1-2033	248,164	257,334
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.52	6-1-2027	73,154	74,516
FNMA (12 Month LIBOR +1.68%) ±	4.52	9-1-2038	630,649	659,856
FNMA (6 Month LIBOR +1.73%) ±	4.52	4-1-2033	308,351	323,881
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.52	10-1-2036	536,927	561,473
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.53	9-1-2026	30,770	31,231
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.53	4-1-2024	29,484	29,697
FNMA (12 Month LIBOR +1.75%) ±	4.53	7-1-2035	477,485	500,700
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.53	7-1-2037	361,005	380,807
FNMA (12 Month LIBOR +1.84%) ±	4.53	6-1-2041	632,632	662,064
FNMA (1 Year Treasury Constant Maturity +2.03%) ±	4.54	12-1-2032	586,327	608,941
FNMA (1 Year Treasury Constant Maturity +2.04%) ±	4.54	6-1-2034	463,767	485,978
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	4.54	12-1-2030	20,322	20,662
FNMA (12 Month LIBOR +1.67%) ±	4.54	9-1-2034	829,411	872,343
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.55	9-1-2035	397,152	419,086
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.55	2-1-2036	506,580	532,175
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.55	7-1-2035	948,089	996,173
FNMA (6 Month LIBOR +1.93%) ±	4.55	6-1-2032	66,498	67,156
FNMA (1 Year Treasury Constant Maturity +2.14%) ±	4.55	1-1-2037	737,926	774,975
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.55	10-1-2035	138,868	145,824
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.56	12-1-2040	693,266	728,606
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.57	5-1-2033	344,398	361,400
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.57	10-1-2029	65,261	66,606
FNMA (12 Month LIBOR +1.72%) ±	4.57	12-1-2033	894,710	935,411
FNMA (12 Month LIBOR +1.70%) ±	4.57	3-1-2037	308,128	324,318
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.57	8-1-2026	255,648	264,859
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.57	1-1-2037	1,057,587	1,112,932
FNMA (1 Year Treasury Constant Maturity +2.14%) ±	4.57	4-1-2040	119,408	125,321
FNMA (12 Month LIBOR +1.68%) ±	4.58	11-1-2038	301,839	315,196
FNMA (12 Month LIBOR +1.87%) ±	4.58	5-1-2038	583,336	615,870
FNMA (1 Year Treasury Constant Maturity +2.08%) ±	4.58	11-1-2035	477,031	499,352
FNMA (12 Month Treasury Average +2.08%) ±	4.58	1-1-2035	367,660	376,152
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.58	1-1-2035	403,196	423,828
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.58	12-1-2040	492,727	518,738
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.59	1-1-2033	1,545,600	1,591,466
FNMA (12 Month LIBOR +1.80%) ±	4.59	5-1-2033	339,715	355,984
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.59	7-1-2029	385,210	405,396
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.59	6-1-2036	937,002	982,180
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.59	7-1-2028	140	145
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	4.59	6-1-2027	65,560	66,355
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.59	5-1-2033	345,299	359,579
FNMA (1 Year Treasury Constant Maturity +2.16%) ±	4.59	12-1-2034	484,881	507,521
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.60	6-1-2026	12,650	12,976
FNMA (12 Month LIBOR +1.70%) ±	4.60	8-1-2036	484,232	506,827
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	4.60	9-1-2037	529,719	563,420
FNMA (12 Month LIBOR +1.71%) ±	4.61	2-1-2038	455,705	477,620
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.61	11-1-2038	467,279	492,178
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.61	5-1-2033	1,073,643	1,116,323
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.61	11-1-2035	983,429	1,031,848
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	4.61	12-1-2034	880,413	923,965
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	4.61	5-1-2035	501,673	526,228
FNMA (12 Month LIBOR +1.74%) ±	4.62	5-1-2032	160,698	162,682
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.62	4-1-2036	510,811	539,430
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.62	5-1-2034	232,974	245,432
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.62	10-1-2034	137,723	145,627
FNMA (1 Year Treasury Constant Maturity +2.12%) ±	4.62	3-1-2031	31,418	31,458
FNMA (1 Year Treasury Constant Maturity +2.38%) ±	4.63	7-1-2027	82,423	84,233
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.63	11-1-2037	502,487	528,643
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.63	12-1-2040	1,175,695	1,237,800
FNMA (1 Year Treasury Constant Maturity +2.33%) ±	4.63	11-1-2024	57,790	59,335
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.63	9-1-2035	129,794	136,845
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.64	4-1-2038	670,707	704,321
FNMA (1 Year Treasury Constant Maturity +2.39%) ±	4.64	9-1-2030	244,595	258,668

6

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.64%	12-1-2040	$237,413	$249,311
FNMA (12 Month LIBOR +1.80%) ±	4.64	7-1-2033	602,051	630,569
FNMA (12 Month LIBOR +1.82%) ±	4.64	4-1-2035	830,246	871,482
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.64	12-1-2035	275,745	289,989
FNMA (12 Month LIBOR +1.90%) ±	4.65	10-1-2034	411,376	436,721
FNMA (12 Month LIBOR +1.65%) ±	4.65	12-1-2033	887,355	927,531
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.65	4-1-2024	8,850	9,083
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.65	1-1-2027	279,776	282,575
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.66	5-1-2033	209,203	215,669
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.66	2-1-2034	1,156,033	1,208,080
FNMA (12 Month LIBOR +1.91%) ±	4.66	8-1-2034	1,440,876	1,516,822
FNMA (12 Month LIBOR +1.75%) ±	4.67	4-1-2034	268,307	280,863
FNMA (1 Year Treasury Constant Maturity +2.17%) ±	4.67	12-1-2039	184,844	189,714
FNMA (US Treasury H15 Treasury Bill 6 Month Auction High Discount +2.23%) ±	4.67	7-1-2025	1,258	1,278
FNMA (12 Month LIBOR +1.71%) ±	4.67	4-1-2034	481,829	504,157
FNMA (1 Year Treasury Constant Maturity +2.09%) ±	4.67	1-1-2036	149,163	156,558
FNMA (12 Month LIBOR +1.74%) ±	4.67	6-1-2041	573,553	598,225
FNMA (1 Year Treasury Constant Maturity +2.45%) ±	4.68	7-1-2037	1,599,208	1,700,307
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.68	2-1-2033	132,755	135,966
FNMA (6 Month LIBOR +1.99%) ±	4.68	10-1-2024	59,555	60,616
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.68	1-1-2038	472,410	498,496
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.69	7-1-2030	372,422	388,216
FNMA (12 Month LIBOR +1.75%) ±	4.69	5-1-2035	661,829	695,291
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.69	5-1-2035	152,912	161,478
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.70	6-1-2036	565,375	595,007
FNMA (12 Month Treasury Average +2.28%) ±	4.70	8-1-2035	549,110	562,933
FNMA (12 Month Treasury Average +2.27%) ±	4.70	9-1-2036	361,409	373,140
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.71	10-1-2036	466,269	491,027
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.71	5-1-2036	591,691	622,598
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	4.71	1-1-2029	175,147	181,185
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.71	4-1-2033	422,285	444,811
FNMA (1 Year Treasury Constant Maturity +2.34%) ±	4.71	1-1-2037	643,534	681,548
FNMA (1 Year Treasury Constant Maturity +2.47%) ±	4.72	9-1-2028	36,938	37,578
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	4.72	12-1-2030	635,425	662,548
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.72	5-1-2037	774,486	807,288
FNMA (1 Year Treasury Constant Maturity +2.15%) ±	4.73	4-1-2033	780,563	823,204
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	4.74	9-1-2030	620,689	658,143
FNMA (1 Year Treasury Constant Maturity +2.24%) ±	4.74	10-1-2035	727,283	766,443
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.74	12-1-2036	389,955	410,933
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	4.74	11-1-2034	336,037	355,604
FNMA (1 Year Treasury Constant Maturity +2.34%) ±	4.74	3-1-2033	844,375	892,858
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.74	5-1-2036	1,295,866	1,351,888
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.75	5-1-2035	883,586	931,269
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.75	6-1-2025	5,310	5,321
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.75	12-1-2032	428,867	451,991
FNMA (12 Month LIBOR +2.00%) ±	4.75	9-1-2035	394,807	417,945
FNMA (12 Month LIBOR +1.75%) ±	4.75	4-1-2033	347,032	359,712
FNMA (12 Month Treasury Average +2.30%) ±	4.75	9-1-2036	394,844	413,015
FNMA (12 Month LIBOR +1.82%) ±	4.76	12-1-2046	447,390	473,606
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.76	5-1-2035	408,150	427,970
FNMA (12 Month LIBOR +1.75%) ±	4.77	1-1-2035	441,261	461,994
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.77	9-1-2033	417,015	436,561
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.79	4-1-2033	619,997	644,149
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.79	5-1-2033	169,201	178,120
FNMA (12 Month Treasury Average +2.35%) ±	4.79	8-1-2040	429,613	440,502
FNMA (1 Year Treasury Constant Maturity +2.35%) ±	4.79	7-1-2028	447,249	462,608
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.80	12-1-2034	657,399	693,514
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.80	12-1-2024	21,595	21,792
FNMA (12 Month LIBOR +1.83%) ±	4.80	1-1-2033	646,543	678,279
FNMA (1 Year Treasury Constant Maturity +2.41%) ±	4.81	9-1-2033	477,693	504,870
FNMA (1 Year Treasury Constant Maturity +2.47%) ±	4.81	9-1-2035	40,568	43,093
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.82	5-1-2025	29,660	29,816
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.82	5-1-2035	814,577	861,082
FNMA (12 Month Treasury Average +2.37%) ±	4.82	5-1-2036	309,631	325,784
FNMA (1 Year Treasury Constant Maturity +2.29%) ±	4.83	1-1-2031	299,760	316,316
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.84	1-1-2032	43,025	43,653
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	4.84	9-1-2030	479,447	501,163

7

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.84%	2-1-2035	$149,176	$156,742
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.85	8-1-2031	103,369	105,520
FNMA (6 Month LIBOR +1.98%) ±	4.85	9-1-2033	53,015	53,489
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.87	6-1-2027	665	682
FNMA (1 Year Treasury Constant Maturity +2.37%) ±	4.87	7-1-2027	19,805	19,992
FNMA (1 Year Treasury Constant Maturity +2.41%) ±	4.88	5-1-2027	52,634	54,501
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	4.88	10-1-2029	299,445	312,406
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.89	3-1-2035	464,924	485,246
FNMA (3 Year Treasury Constant Maturity +2.15%) ±	4.90	8-1-2031	32,963	33,417
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	4.90	1-1-2026	172,681	177,974
FNMA (6 Month LIBOR +2.44%) ±	4.91	1-1-2033	89,270	91,127
FNMA (6 Month LIBOR +2.10%) ±	4.92	2-1-2033	345,332	362,154
FNMA (1 Year Treasury Constant Maturity +2.18%) ±	4.93	1-1-2035	82,672	85,909
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.94	4-1-2028	119,971	123,763
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.95	1-1-2028	1,661	1,668
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	4.95	6-1-2032	19,863	20,069
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	5.00	3-1-2027	73,858	76,015
FNMA (1 Year Treasury Constant Maturity +2.52%) ±	5.02	11-1-2024	53,094	53,288
FNMA (1 Year Treasury Constant Maturity +2.60%) ±	5.02	10-1-2025	7,001	7,094
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	5.03	7-1-2024	8,219	8,323
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	5.03	2-1-2037	664,096	703,586
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	5.05	2-1-2035	487,868	514,940
FNMA (1 Year Treasury Constant Maturity +2.48%) ±	5.06	5-1-2035	1,111,038	1,181,354
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	5.08	7-1-2028	92,937	94,860
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	5.10	3-1-2030	5,780	5,901
FNMA (1 Year Treasury Constant Maturity +2.58%) ±	5.10	3-1-2032	110,977	114,254
FNMA (6 Month LIBOR +2.25%) ±	5.12	3-1-2034	1,003,013	1,059,204
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	5.13	4-1-2038	278,826	290,289
FNMA (1 Year Treasury Constant Maturity +2.51%) ±	5.15	8-1-2035	232,730	245,293
FNMA (1 Year Treasury Constant Maturity +2.40%) ±	5.15	6-1-2024	31,565	31,894
FNMA (1 Year Treasury Constant Maturity +2.69%) ±	5.18	5-1-2035	568,515	606,131
FNMA (1 Year Treasury Constant Maturity +2.64%) ±	5.19	10-1-2028	107,156	109,771
FNMA (1 Year Treasury Constant Maturity +2.60%) ±	5.22	2-1-2028	33,783	34,123
FNMA (6 Month LIBOR +2.62%) ±	5.23	4-1-2033	224,463	234,189
FNMA (6 Month LIBOR +2.48%) ±	5.23	7-1-2033	33,695	33,900
FNMA (1 Year Treasury Constant Maturity +2.50%) ±	5.25	6-1-2032	84,843	86,220
FNMA (1 Year Treasury Constant Maturity +2.87%) ±	5.50	8-1-2030	76,215	76,768
FNMA	5.50	9-1-2019	2	2
FNMA (6 Month LIBOR +2.66%) ±	5.51	4-1-2024	152,715	159,712
FNMA (6 Month LIBOR +2.72%) ±	5.54	5-1-2033	947,977	1,017,851
FNMA (6 Month LIBOR +2.70%) ±	5.55	1-1-2033	59,818	60,794
FNMA (6 Month LIBOR +3.11%) ±	5.66	9-1-2033	36,991	37,479
FNMA (1 Year Treasury Constant Maturity +1.75%) ±	6.00	1-1-2020	669	665
FNMA (6 Month LIBOR +3.47%) ±	6.26	12-1-2032	143,997	148,376
FNMA (6 Month LIBOR +3.57%) ±	6.32	11-1-2031	11,394	11,377
FNMA (11th District Cost of Funds +2.45%) ±	6.45	7-1-2021	557	556
FNMA	6.50	8-1-2028	46,619	47,485
FNMA	6.50	5-1-2031	89,543	99,060
FNMA	7.06	11-1-2024	5,063	5,066
FNMA	7.06	12-1-2024	21,476	21,523
FNMA	7.06	3-1-2025	38,361	38,561
FNMA	7.06	3-1-2025	1,456	1,456
FNMA	7.06	1-1-2027	22,327	22,328
FNMA	7.50	1-1-2031	52,115	55,797
FNMA	7.50	1-1-2033	201,502	221,181
FNMA	7.50	5-1-2033	160,161	175,342
FNMA	7.50	5-1-2033	133,796	143,757
FNMA	7.50	6-1-2033	24,561	24,671
FNMA	7.50	7-1-2033	39,481	39,723
FNMA	7.50	8-1-2033	51,921	53,934
FNMA	8.00	12-1-2026	68,918	75,338
FNMA	8.00	2-1-2030	166	167
FNMA	8.00	3-1-2030	215	227
FNMA	8.00	5-1-2033	81,751	87,829
FNMA	8.50	10-1-2026	1,411	1,423
FNMA	8.50	8-15-2024	26,326	26,618
FNMA	10.00	1-20-2021	412	416
FNMA Series 1989-74 Class J	9.80	10-25-2019	427	429
FNMA Series 1989-96 Class H	9.00	12-25-2019	335	338

8

Wells Fargo Adjustable Rate Government Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 1992-39 Class FA (7-Year Treasury Constant Maturity +0.00%) ±	2.28%	3-25-2022	$59,628	$59,490
FNMA Series 1992-45 Class F (7-Year Treasury Constant Maturity +0.00%) ±	2.28	4-25-2022	9,502	9,478
FNMA Series 1992-87 Class Z	8.00	5-25-2022	5,269	5,548
FNMA Series 1993-113 Class FA (10 Year Treasury Constant Maturity -0.65%) ±	1.75	7-25-2023	40,063	39,997
FNMA Series 1993-247 Class FM (11th District Cost of Funds +1.20%) ±	2.16	12-25-2023	198,597	201,929
FNMA Series 1994-14 Class F (11th District Cost of Funds +1.60%) ±	2.56	10-25-2023	108,842	111,490
FNMA Series 2001-50 Class BA	7.00	10-25-2041	123,121	138,465
FNMA Series 2001-63 Class FD (1 Month LIBOR +0.60%) ±	3.04	12-18-2031	116,766	117,812
FNMA Series 2001-81 Class F (1 Month LIBOR +0.55%) ±	2.98	1-25-2032	50,067	50,502
FNMA Series 2001-T08 Class A1	7.50	7-25-2041	107,801	124,350
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	1,805,009	1,996,942
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	142,512	165,576
FNMA Series 2001-T12 Class A4 ±±	4.61	8-25-2041	3,540,318	3,675,903
FNMA Series 2001-W01 Class AV1 (1 Month LIBOR +0.24%) ±	2.67	8-25-2031	53,963	52,661
FNMA Series 2001-W03 Class A ±±	7.00	9-25-2041	443,823	480,953
FNMA Series 2002-05 Class FD (1 Month LIBOR +0.90%) ±	3.33	2-25-2032	98,746	100,394
FNMA Series 2002-33 Class A4 ±±	5.43	11-25-2030	113,336	117,754
FNMA Series 2002-59 Class F (1 Month LIBOR +0.40%) ±	2.83	9-25-2032	339,600	340,390
FNMA Series 2002-66 Class A3 ±±	4.42	4-25-2042	6,784,624	7,070,912
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	1,184,243	1,405,003
FNMA Series 2002-T12 Class A5 ±±	4.86	10-25-2041	1,428,960	1,470,113
FNMA Series 2002-T18 Class A5 ±±	4.60	5-25-2042	2,968,464	3,070,989
FNMA Series 2002-T19 Class A4 ±±	4.60	3-25-2042	173,117	181,346
FNMA Series 2002-W01 Class 3A ±±	4.23	4-25-2042	937,220	944,402
FNMA Series 2002-W04 Class A6 ±±	4.55	5-25-2042	1,436,916	1,475,725
FNMA Series 2003-07 Class A2 ±±	4.23	5-25-2042	644,220	653,630
FNMA Series 2003-63 Class A8 ±±	4.17	1-25-2043	1,033,165	1,070,557
FNMA Series 2003-W02 Class 1A3	7.50	7-25-2042	330,669	392,584
FNMA Series 2003-W04 Class 5A ±±	4.40	10-25-2042	926,871	935,933
FNMA Series 2003-W08 Class 4A ±±	4.54	11-25-2042	1,091,298	1,122,455
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	2.55	6-25-2033	1,576,114	1,548,645
FNMA Series 2003-W10 Class 2A ±±	4.15	6-25-2043	2,271,093	2,279,450
FNMA Series 2003-W18 Class 2A ±±	4.39	6-25-2043	3,125,825	3,255,595
FNMA Series 2004-T03 Class 1A3	7.00	2-25-2044	403,258	466,208
FNMA Series 2004-T03 Class 2A ±±	4.41	8-25-2043	1,104,557	1,146,017
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	211,841	240,841
FNMA Series 2004-W01 Class 3A ±±	4.42	1-25-2043	64,302	65,285
FNMA Series 2004-W02 Class 5A	7.50	3-25-2044	97,069	109,736
FNMA Series 2004-W12 Class 2A ±±	4.38	6-25-2044	3,387,392	3,503,692
FNMA Series 2004-W15 Class 3A ±±	4.50	6-25-2044	5,186,963	5,297,220
FNMA Series 2005-W03 Class 3A ±±	4.24	4-25-2045	1,038,037	1,082,749
FNMA Series 2006-15 Class FW (1 Month LIBOR +0.30%) ±	2.73	1-25-2036	63,929	63,966
FNMA Series 2006-44 Class FY (1 Month LIBOR +0.57%) ±	3.00	6-25-2036	968,674	978,949
FNMA Series 2006-W01 Class 3A ±±	4.37	10-25-2045	4,154,663	4,328,012
FNMA Series 2007-95 Class A2 (1 Month LIBOR +0.25%) ±	2.68	8-27-2036	309,943	308,349
FNMA Series 2012-47 Class FW (1 Month LIBOR +1.70%) ±	4.13	5-25-2027	356,032	370,967
FNMA Series G92-20 Class FB (7-Year Treasury Constant Maturity +0.00%) ±	2.28	4-25-2022	4,916	4,905
FNMA Series G93-1 Class K	6.68	1-25-2023	167,662	174,766
FNMA Series G93-19 Class FD (10 Year Treasury Constant Maturity - 0.65%) ±	1.75	4-25-2023	67,663	67,651
GNMA	6.45	4-20-2025	31,655	33,914
GNMA	6.45	9-20-2025	32,229	35,781
GNMA	6.50	6-20-2034	71,501	72,316
GNMA	6.50	8-20-2034	480,777	525,917
GNMA	6.75	2-15-2029	40,303	44,104
GNMA	9.00	3-15-2020	269	269
GNMA	9.00	9-20-2024	834	848
GNMA	9.00	11-20-2024	113	113
GNMA	9.00	1-20-2025	2,671	2,787
GNMA	9.00	2-20-2025	12,495	13,728
GNMA Series 2008-65 Class FG (1 Month LIBOR +0.75%) ±	3.19	8-20-2038	1,380,999	1,400,963
GNMA Series 2008-68 Class FA (1 Month LIBOR +0.95%) ±	3.39	8-20-2038	1,698,056	1,735,699
GNMA Series 2009-50 Class FW (1 Month LIBOR +1.00%) ±	3.44	7-20-2039	1,744,952	1,789,350

9

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Adjustable Rate Government Fund

Security name		Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA Series 2009-52 Class FD (1 Month LIBOR +0.95%) ±		3.39%	7-16-2039	$837,319	$856,266
GNMA Series 2010-25 Class FH (1 Month LIBOR +0.72%) ±		3.16	2-16-2040	782,456	790,346
GNMA Series 2011-H12 Class FA (1 Month LIBOR +0.49%) ±		2.98	2-20-2061	2,302,008	2,302,057
GNMA Series 2011-H17 Class FA (1 Month LIBOR +0.53%) ±		3.02	6-20-2061	950,255	951,067
GNMA Series 2017-H11 Class FE (12 Month LIBOR +0.18%) ±		2.91	5-20-2067	4,818,980	4,758,957
Total Agency Securities (Cost $287,169,956)					291,965,060

		Yield		Shares
Short-Term Investments : 3.08%
Investment Companies : 3.08%
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.30		9,335,005	9,335,005

Total Short-Term Investments (Cost $9,335,005)					9,335,005

Total investments in securities (Cost $296,504,961)	99.34%				301,300,065
Other assets and liabilities, net	0.66				2,004,592

Total net assets	100.00%				$303,304,657

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

10

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	14,194,527	79,982,600	84,842,122	9,335,005	$9,335,005	3.08%

Wells Fargo Adjustable Rate Government Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,                          credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$291,965,060	$0	$291,965,060
Short-term investments
Investment companies	9,335,005	0	0	9,335,005

Total assets	$9,335,005	$291,965,060	$0	$301,300,065

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At May 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Conservative Income Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 2.37%
GNMA Series 2019-H04 Class CA	3.00%	3-20-2069	$7,683,839	$7,665,216

Total Agency Securities (Cost $7,694,956)				7,665,216

Asset-Backed Securities : 24.21%
American Express Credit Account Master Trust Series 2017-1 Class A	1.93	9-15-2022	1,300,000	1,295,182
American Express Credit Account Master Trust Series 2017-6 Class A	2.04	5-15-2023	2,000,000	1,994,326
AmeriCredit Automobile Receivables Trust Series 2019-1 Class A2A	2.93	6-20-2022	2,000,000	2,007,593
Bank of America Credit Card Trust Series 2017-A1 Class A1	1.95	8-15-2022	8,500,000	8,473,736
Bank of the West Auto Trust Series 2018-1 Class A2 144A	3.09	4-15-2021	2,920,847	2,925,685
Barclays Dryrock Issuance Trust Series 2016-1 Class A	1.52	5-16-2022	1,825,000	1,822,749
Canadian Pacer Auto Receivables Trust Series 2018-2A Class A2A 144A	3.00	6-21-2021	1,354,903	1,358,526
Canadian Pacer Auto Receivables Trust Series 2019-1A Class A2 144A	2.78	3-21-2022	2,000,000	2,006,667
CarMax Auto Owner Trust Series 2018-4 Class A2A	3.11	2-15-2022	3,250,000	3,265,080
CCG Receivables Trust Series 2018-2 Class A2 144A	3.09	12-15-2025	4,372,813	4,402,495
Chase Issuance Trust Series 2015-A4 Class A4	1.84	4-15-2022	3,500,000	3,483,201
Chase Issuance Trust Series 2016-A4 Class A4	1.49	7-15-2022	3,000,000	2,973,786
Delamare Cards Series 2018-1A Class A1 (1 Month LIBOR +0.70%) 144A±	3.14	11-19-2025	5,000,000	5,009,400
Dell Equipment Finance Trust Series 2018-1 Class A2A 144A	2.97	10-22-2020	944,555	946,395
Dell Equipment Finance Trust Series 2018-2 Class A2 144A	3.16	2-22-2021	1,750,000	1,757,865
Hertz Fleet Lease Funding LP Series 2017-1 Class A1 (1 Month LIBOR +0.65%) 144A±	3.10	4-10-2031	1,201,226	1,202,637
Mercedes-Benz Auto Lease Trust Series 2019-A Class A2	3.01	2-16-2021	3,250,000	3,258,691
NextGear Floorplan Master Trust Series 2018-1A Class A1 (1 Month LIBOR +0.64%) 144A±	3.08	2-15-2023	5,000,000	5,014,504
Nissan Auto Receivables Owner Narot 2019 B A2	2.56	3-15-2022	1,350,000	1,349,955
Oscar US Funding Trust Series 2017-2A Class A2A 144A	2.13	11-10-2020	123,362	123,206
Oscar US Funding Trust Series 2018-1A Class A2B (1 Month LIBOR +0.49%) 144A±	2.94	4-12-2021	992,660	992,817
Oscar US Funding Trust Series 2018-2A Class A2A 144A	3.15	8-10-2021	2,604,535	2,607,105
Securitized Term Auto Receivables Trust Series 2018-2A Class A2A 144A	3.06	2-25-2021	1,573,200	1,577,386
SoFi Consumer Loan Program Trust Series 2018-4 Class A 144A	3.54	11-26-2027	4,619,081	4,669,572
SoFi Consumer Loan Program Trust Series 2019-2 Class A 144A	3.01	4-25-2028	1,575,000	1,584,221
Tesla Auto Lease Trust Series 2018-A Class C 144A	2.97	4-20-2020	1,870,000	1,871,052
Trillium Credit Card Trust III Series 2018-2A Class A (1 Month LIBOR +0.35%) 144A±	2.78	9-26-2023	4,150,000	4,154,092
Verizon Owner Trust Series 2017-3A Class A1A 144A	2.06	4-20-2022	4,486,000	4,473,929
Volvo Financial Equipment LLC Series 2019-1A Class A2 144A	2.90	11-15-2021	1,600,000	1,606,502
Total Asset-Backed Securities (Cost $77,942,864)				78,208,355

Corporate Bonds and Notes : 33.90%
Communication Services : 2.17%
Entertainment : 1.23%
The Walt Disney Company	1.95	3-4-2020	4,000,000	3,985,087

Media : 0.94%
Comcast Corporation	3.30	10-1-2020	3,000,000	3,031,692

Consumer Discretionary : 0.93%
Automobiles : 0.93%
Volkswagen Group America Company (3 Month LIBOR +0.77%) 144A±	3.31	11-13-2020	3,000,000	3,010,033

1

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Conservative Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Consumer Staples : 1.55%
Food Products : 1.55%
WM Wrigley Jr. Company 144A	2.90%	10-21-2019	$5,000,000	$5,003,818

Financials : 26.15%
Banks : 6.33%
BB&T Corporation	2.45	1-15-2020	3,500,000	3,495,354
Branch Banking Trust	2.10	1-15-2020	1,350,000	1,346,486
Cooperatieve Rabobank UA (3 Month LIBOR +0.43%) ±	3.02	4-26-2021	3,000,000	3,008,731
HSBC Bank USA NA	4.88	8-24-2020	2,000,000	2,049,181
JPMorgan Chase & Company	2.25	1-23-2020	1,000,000	998,059
JPMorgan Chase & Company	4.25	10-15-2020	2,000,000	2,045,690
JPMorgan Chase Bank NA (3 Month LIBOR +0.23%) ±	2.86	9-1-2020	1,500,000	1,499,821
JPMorgan Chase Bank NA (3 Month LIBOR +0.37%) ±	2.89	2-19-2021	2,000,000	2,001,078
US Bank NA	2.35	1-23-2020	4,000,000	3,996,088
				20,440,488

Capital Markets : 1.68%
Bank of New York Mellon Corporation (3 Month LIBOR +0.28%) ±%%	2.78	6-4-2021	900,000	900,000
Charles Schwab Corporation (3 Month LIBOR +0.32%) ±	2.84	5-21-2021	4,540,000	4,540,960
				5,440,960

Consumer Finance : 7.02%
American Express Credit Corporation	2.25	8-15-2019	2,000,000	1,998,649
American Honda Finance Corporation (3 Month LIBOR +0.15%) ±	2.67	2-21-2020	5,000,000	5,003,900
BMW US Capital LLC 144A	1.45	9-13-2019	2,000,000	1,994,370
BMW US Capital LLC (3 Month LIBOR +0.41%) 144A±	3.02	9-13-2019	2,000,000	2,001,704
Caterpillar Financial Services Corporation	2.10	6-9-2019	5,185,000	5,184,704
Daimler Finance North America LLC 144A	1.50	7-5-2019	1,000,000	999,070
John Deere Capital Corporation	2.20	3-13-2020	2,500,000	2,494,127
Nissan Motor Acceptance Corporation (3 Month LIBOR +0.52%) 144A±	3.13	3-15-2021	1,000,000	997,015
Toyota Motor Credit Corporation (3 Month LIBOR +0.17%) ±	2.78	9-18-2020	2,000,000	2,001,742
				22,675,281

Diversified Financial Services : 1.56%
WEA Finance LLC 144A	3.25	10-5-2020	5,000,000	5,034,591

Insurance : 9.56%
AIG Global Funding 144A	1.95	10-18-2019	1,750,000	1,746,232
AIG Global Funding (3 Month LIBOR +0.46%) 144A±	3.06	6-25-2021	2,950,000	2,948,980
Athene Global Funding 144A	2.75	4-20-2020	4,085,000	4,088,975
Jackson National Life Global (3 Month LIBOR +0.30%) 144A±	2.90	10-15-2020	5,500,000	5,503,260
MassMutual Global Funding II 144A	1.95	9-22-2020	3,826,000	3,802,146
Metropolitan Life Global Funding I (3 Month LIBOR +0.40%) 144A±	3.00	6-12-2020	4,475,000	4,486,330
Pricoa Global Funding 144A	1.45	9-13-2019	2,497,000	2,488,172
Protective Life Global Funding (3 Month LIBOR +0.52%) 144A±	3.12	6-28-2021	5,000,000	5,014,405
The Allstate Corporation (3 Month LIBOR +0.43%) ±	3.03	3-29-2021	825,000	825,930
				30,904,430

Industrials : 1.86%
Road & Rail : 1.86%
TTX Company 144A	2.60	6-15-2020	6,000,000	5,997,299

2

Wells Fargo Conservative Income Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Materials : 1.24%
Paper & Forest Products : 1.24%
Georgia Pacific LLC 144A	2.54%	11-15-2019	$4,000,000	$3,997,310

Total Corporate Bonds and Notes (Cost $109,382,305)				109,520,989

Municipal Obligations : 3.07%
California : 0.31%
Miscellaneous Revenue : 0.31%
Fresno County CA Pension CAB Series A (National Insured) ¤##	0.00	8-15-2020	1,025,000	995,091

Colorado : 1.48%
Health Revenue : 1.48%
Colorado Tender Option Bond Trust Receipts/Certificates Series 2017-TPG007 (Bank of America NA LIQ) 144Aø	2.93	10-29-2027	4,800,000	4,800,000

Tennessee : 1.28%
Health Revenue : 1.28%
Nashville & Davidson Counties TN Vanderbilt University Medical Center Series D (1 Month LIBOR +2.50%) ±	4.98	7-1-2046	4,000,000	4,123,160

Total Municipal Obligations (Cost $9,911,290)				9,918,251

Yankee Corporate Bonds and Notes : 19.08%
Energy : 1.79%
Oil, Gas & Consumable Fuels : 1.79%
BP Capital Markets plc	2.52	1-15-2020	4,500,000	4,498,748
BP Capital Markets plc (3 Month LIBOR +0.25%) ±	2.77	11-24-2020	1,270,000	1,270,597
				5,769,345

Financials : 15.19%
Banks : 13.74%
Australia and New Zealand Banking Group 144A	4.88	1-12-2021	1,000,000	1,037,575
Australia and New Zealand Banking Group 144A	5.10	1-13-2020	4,000,000	4,060,607
Barclays Bank plc (3 Month LIBOR +0.46%) ±	3.04	1-11-2021	4,000,000	3,981,495
BNZ International Funding of London (3 Month LIBOR +0.70%) 144A±	3.22	2-21-2020	1,750,000	1,755,888
Credit Agricole London 144A	2.75	6-10-2020	4,550,000	4,559,164
HSBC Holdings plc (3 Month LIBOR +0.65%) ±	3.25	9-11-2021	4,000,000	4,006,009
Macquarie Bank Limited 144A	2.85	1-15-2021	4,000,000	4,016,364
Santander UK plc (3 Month LIBOR +0.66%) ±	3.18	11-15-2021	1,270,000	1,273,323
Santander UK plc (3 Month LIBOR +0.62%) ±	3.25	6-1-2021	4,000,000	3,997,683
Skandinaviska Enskilda Banken 144A	2.63	11-17-2020	3,000,000	2,998,536
Sumitomo Mitsui Banking Corporation (3 Month LIBOR +0.35%) ±	2.94	1-17-2020	3,000,000	3,005,660
Svenska Handelsbanken AB (3 Month LIBOR +0.47%) ±	2.99	5-24-2021	4,000,000	4,015,425
United Overseas Bank Limited (3 Month LIBOR +0.48%) 144A±	3.07	4-23-2021	1,800,000	1,802,162
Westpac Banking Corporation (3 Month LIBOR +0.28%) ±	2.80	5-15-2020	2,325,000	2,329,228
Westpac Banking Corporation (3 Month LIBOR +1.00%) ±	3.54	5-13-2021	1,525,000	1,545,285
				44,384,404

Diversified Financial Services : 0.31%
UBS AG (3 Month LIBOR +0.48%) 144A±	3.11	12-1-2020	1,000,000	1,002,024

3

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Conservative Income Fund

Security name		Interest rate	Maturity date	Principal	Value
Insurance : 1.14%
AIA Group Limited (3 Month LIBOR +0.52%) 144A±		3.15%	9-20-2021	$3,680,000	$3,676,946

Industrials : 2.10%
Electrical Equipment : 2.10%
Siemens Financieringsmaatschappij NV 144A		2.15	5-27-2020	1,900,000	1,892,986
Tyco Electronics Group SA (3 Month LIBOR +0.45%) ±		3.05	6-5-2020	4,900,000	4,907,654
					6,800,640

Total Yankee Corporate Bonds and Notes (Cost $61,538,176)					61,633,359

Short-Term Investments : 17.35%
Certificates of Deposit : 4.00%
Credit Suisse (3 Month LIBOR +0.12%) ±		2.64	2-28-2020	3,000,000	3,000,868
Goldman Sachs Bank USA (1 Month LIBOR +0.30%) ±		2.78	11-4-2019	1,900,000	1,901,658
Natixis (3 Month LIBOR +0.23%) ±		2.81	1-10-2020	3,000,000	3,002,654
Societe Generale (1 Month LIBOR +0.20%) ±		2.65	2-10-2020	5,000,000	5,001,093
					12,906,273

Commercial Paper : 13.22%
Atlantic Asset Securitization LLC 144A(z)(p)		2.53	8-23-2019	3,000,000	2,982,388
Charta LLC 144A(z)(p)		2.52	10-1-2019	1,250,000	1,239,323
Coca-Cola Company 144A(z)		2.79	10-24-2019	2,100,000	2,078,887
Grand China Air Limited (z)		1.83	6-7-2019	3,900,000	3,898,150
Grand China Air Limited (z)		2.52	6-14-2019	2,000,000	1,998,095
Great Bridge Capital Company LLC 144A(z)(p)		2.40	7-8-2019	6,000,000	5,983,704
Great Bridge Capital Company LLC 144A(z)(p)		2.52	8-19-2019	2,000,000	1,988,324
LMA Americas LLC 144A(z)		1.01	6-5-2019	1,500,000	1,499,495
LMA Americas LLC 144A(z)		1.46	6-7-2019	2,500,000	2,498,819
LMA Americas LLC 144A(z)		2.40	8-29-2019	4,000,000	3,974,900
Metropolitan Life Short Term Funding LLC 144A(z)		2.37	7-10-2019	1,000,000	997,281
Mountcliff Funding 144A(z)(p)		2.47	8-16-2019	6,400,000	6,365,668
Ontario Teachers’ Finance Trust 144A(z)		2.56	8-8-2019	2,000,000	1,990,597
Ontario Teachers’ Finance Trust 144A(z)		2.62	10-18-2019	3,500,000	3,466,285
Suncorp Group Limited 144A(z)		2.25	6-13-2019	1,750,000	1,748,360
					42,710,276

		Yield		Shares
Investment Companies : 0.13%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		2.30		431,551	431,551

Total Short-Term Investments (Cost $56,047,624)					56,048,100

Total investments in securities (Cost $322,517,215)	99.98%				322,994,270
Other assets and liabilities, net	0.02				75,923

Total net assets	100.00%				$323,070,193

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

4

Wells Fargo Conservative Income Fund	Portfolio of investments — May 31, 2019 (unaudited)

(p)	Asset-backed commercial paper
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

CAB	Capital appreciation bond
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement

5

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	96,943	169,243,212	168,908,604	431,551	$431,551	0.13%

Wells Fargo Conservative Income Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

                         credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$7,665,216	$0	$7,665,216
Asset-backed securities	0	78,208,355	0	78,208,355
Certificates of deposit	0	12,906,273	0	12,906,273
Corporate bonds and notes	0	109,520,989	0	109,520,989
Municipal obligations	0	9,918,251	0	9,918,251
Yankee corporate bonds and notes	0	61,633,359	0	61,633,359
Short-term investments	0		0
Certificates of deposit	0	12,906,273	0	12,906,273
Commercial paper	0	42,710,276	0	42,710,276
Investment companies	431,551	0	0	431,551

Total assets	$431,551	$322,562,719	$0	$322,994,270

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At May 31, 2019, the Fund did not have any transfers into/out Level 3.

Wells Fargo Core Plus Bond Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 20.28%
FHLMC	3.50%	12-1-2045	$3,350,611	$3,432,612
FHLMC	3.50	12-1-2045	1,141,210	1,169,111
FHLMC	4.00	6-1-2044	2,490,240	2,586,913
FHLMC (12 Month LIBOR +1.33%) ±	4.26	1-1-2036	19,330	19,968
FHLMC	5.00	6-1-2036	241,452	259,585
FHLMC	5.00	8-1-2040	221,384	238,591
FHLMC	5.50	8-1-2038	53,731	58,488
FHLMC	5.50	12-1-2038	482,406	525,133
FHLMC	5.50	6-1-2040	708,256	767,544
FHLMC	8.00	2-1-2030	197	228
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	849,760	860,455
FHLMC Series 3774 Class AB	3.50	12-15-2020	48,480	48,684
FHLMC Series K020 Class X1 ±± (c)	1.40	5-25-2022	13,122,313	457,555
FHLMC Series T-42 Class A5	7.50	2-25-2042	1,407,892	1,672,297
FHLMC Series T-57 Class 2A1 ±±	4.13	7-25-2043	42,855	46,044
FHLMC Series T-59 Class 2A1 ±±	4.03	10-25-2043	217,631	228,543
FNMA	3.50	3-1-2048	13,412,475	13,722,182
FNMA ¤	0.00	10-9-2019	5,000,000	4,956,594
FNMA (12 Month LIBOR +1.61%) ±	2.49	5-1-2046	1,317,881	1,328,897
FNMA (12 Month LIBOR +1.61%) ±	2.52	3-1-2046	1,141,184	1,151,643
FNMA	3.00	2-1-2034	1,780,410	1,806,574
FNMA	3.00	11-1-2045	2,007,101	2,025,882
FNMA	3.00	12-1-2045	5,093,261	5,140,920
FNMA	3.00	12-1-2046	2,338,344	2,358,784
FNMA	3.00	11-1-2047	8,274,261	8,318,858
FNMA	3.00	4-1-2048	5,790,591	5,816,272
FNMA	3.02	2-1-2026	3,163,680	3,266,019
FNMA	3.27	7-1-2022	1,193,742	1,233,878
FNMA	3.48	3-1-2029	997,660	1,058,639
FNMA	3.50	10-1-2043	991,198	1,017,688
FNMA	3.50	4-1-2045	265,836	272,281
FNMA	3.50	8-1-2045	5,974,299	6,116,387
FNMA	3.62	3-1-2029	443,000	476,055
FNMA	3.63	3-1-2029	1,250,000	1,336,180
FNMA	3.77	3-1-2029	997,915	1,077,394
FNMA	3.77	3-1-2029	1,089,423	1,175,748
FNMA	3.95	9-1-2021	399,416	414,411
FNMA	4.00	2-1-2046	471,241	488,597
FNMA	4.00	4-1-2046	2,619,116	2,715,785
FNMA	4.00	6-1-2048	7,161,642	7,417,298
FNMA	4.00	9-1-2048	4,689,452	4,838,599
FNMA	4.00	9-1-2048	3,828,100	3,966,262
FNMA	4.00	10-1-2048	637,313	659,643
FNMA	4.26	4-1-2021	2,628,302	2,724,810
FNMA	4.50	11-1-2048	6,984,502	7,298,227
FNMA (12 Month LIBOR +1.78%) ±	4.53	8-1-2036	20,634	21,613
FNMA (12 Month LIBOR +1.73%) ±	4.60	9-1-2036	14,024	14,571
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.65	8-1-2036	738,193	777,771
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	4.90	1-1-2036	58,698	61,868
FNMA	5.00	1-1-2024	53,328	54,921
FNMA	5.00	2-1-2036	24,721	26,551
FNMA	5.00	6-1-2040	87,642	94,384
FNMA	5.00	8-1-2040	1,455,945	1,567,119
FNMA	5.50	11-1-2023	37,793	39,386
FNMA	5.50	8-1-2034	85,898	94,257
FNMA	5.50	2-1-2035	26,185	28,730
FNMA	5.50	8-1-2038	102,687	109,697
FNMA	5.50	8-1-2038	184,384	196,972
FNMA	6.00	10-1-2037	452,499	506,436
FNMA	6.00	11-1-2037	34,351	38,543
FNMA	6.50	7-1-2036	21,090	24,669
FNMA	6.50	7-1-2036	10,623	12,100
FNMA	6.50	11-1-2036	4,616	5,175

1

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	7.00%	12-1-2022	$107,242	$109,879
FNMA	7.00	7-1-2036	10,630	11,385
FNMA	7.00	11-1-2037	6,013	6,661
FNMA	7.50	5-1-2038	1,914	1,928
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	6,042	7,168
FNMA Series 2003-W08 Class 4A ±±	4.54	11-25-2042	127,729	131,376
FNMA Series 2003-W14 Class 2A ±±	4.34	6-25-2045	98,371	104,043
FNMA Series 2003-W14 Class 2A ±±	4.61	1-25-2043	220,343	230,138
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	1,052,217	1,250,999
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	563,611	653,625
GNMA	3.00	11-20-2045	4,148,567	4,218,159
GNMA	3.50	9-20-2047	3,430,349	3,528,535
GNMA	3.50	12-20-2047	7,223,256	7,428,199
GNMA	4.00	12-20-2047	4,296,297	4,453,669
GNMA	4.50	10-20-2048	1,954,296	2,032,152
GNMA	5.00	7-20-2040	590,041	633,512
GNMA	5.00	8-20-2048	1,020,785	1,070,198
GNMA	7.50	12-15-2029	642	710
GNMA Series 2008-22 Class XM ±±(c)	1.00	2-16-2050	1,005,005	25,378
STRIPS ¤	0.00	5-15-2039	4,670,000	2,819,307
TVA	5.88	4-1-2036	6,400,000	8,805,012
Total Agency Securities (Cost $144,510,133)				147,749,054

Asset-Backed Securities : 9.33%
Ally Auto Receivables Trust 2019-1 Class A3	2.91	9-15-2023	4,945,000	5,017,457
California Republic Auto Receivables Trust Series 2017-1 Class A4	2.28	6-15-2022	4,997,000	4,988,148
CCG Receivables Trust Series 2016-1 Class A2 144A	1.69	9-14-2022	226,919	226,816
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6	2.15	7-15-2021	2,650,000	2,648,675
Citibank Credit Card Issuance Trust Series 2016-A1 Class A1	1.75	11-19-2021	370,000	368,659
Dell Equipment Finance Trust Series 2017-2 Class A2B (1 Month LIBOR +0.30%) ±144A	2.74	2-24-2020	119,771	119,773
Dell Equipment Finance Trust Series 2018-1 Class A2A 144A	2.97	10-22-2020	4,560,313	4,569,195
Discover Card Execution Note Trust Series 2014 Class A4	2.12	12-15-2021	1,015,000	1,014,698
Educational Services of America Series 2015-1 Class A (1 Month LIBOR +0.80%) ±144A	3.23	10-25-2056	1,055,705	1,042,240
Enterprise Fleet Financing Trust Series 2017-3 Class A3144A	2.08	9-20-2021	4,098,471	4,096,203
Enterprise Fleet Financing Trust Series 2017-2 Class A2 144A	1.97	1-20-2023	5,473,581	5,458,401
Five Guys Funding LLC Series 17-1A Class A2 144A	4.60	7-25-2047	1,597,925	1,678,776
Hertz Vehicle Financing LLC Series 2018-2A Class A 144A	3.65	6-27-2022	1,800,000	1,835,589
Hertz Vehicle Financing LLC Series 2019-1A Class A 144A	3.71	3-25-2023	3,308,000	3,385,291
Honda Auto Receivables Owner Trust HAROT 2016-4 Class A4	1.36	1-18-2023	4,998,000	4,955,847
Lendmark Funding Trust Series 2018-1A Class A 144A	3.81	12-21-2026	2,085,000	2,130,951
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	1,975,000	1,976,947
Navient Student Loan Trust Series 2017-A Class A1 (1 Month LIBOR +0.40%) ±144A	2.84	12-16-2058	577,613	577,751
Nissan Auto Lease Trust Series 2017-B Class A3	2.05	9-15-2020	1,625,000	1,622,292
SLM Student Loan Trust Series 2004-1 Class A4 (3 Month LIBOR +0.26%) ±	2.84	10-27-2025	1,446,480	1,442,017
South Carolina Student Loan Corporation Series 2014-1 Class A1 (1 Month LIBOR +0.75%) ±	3.24	5-1-2030	1,971,534	1,971,481
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) ±144A	3.65	10-25-2027	1,641,826	1,650,501
TCF Auto Receivables Owner Trust Series 2016-1A Class A4 144A	2.03	2-15-2022	2,000,000	1,992,739
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) ±144A	3.08	1-25-2046	3,040,382	3,001,650
Toyota Auto Receivables Owner Trust 2018-D Class A3	3.18	3-15-2023	5,995,000	6,100,859
Volvo Financial Equipment LLC Series 2018-AA (1 Month LIBOR +0.52%) ±144A	2.96	7-17-2023	2,590,000	2,599,189
Wheels SPV LLC Series 2018-1A Class A2 144A	3.06	4-20-2027	1,541,026	1,547,469
Total Asset-Backed Securities (Cost $67,754,124)				68,019,614

2

Wells Fargo Core Plus Bond Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 17.11%
Communication Services : 2.06%
Diversified Telecommunication Services : 0.89%
AT&T Incorporated	4.75%	5-15-2046	$1,075,000	$1,071,247
AT&T Incorporated	5.65	2-15-2047	1,050,000	1,181,425
Hughes Satellite Systems Corporation	6.50	6-15-2019	2,400,000	2,395,560
Verizon Communications Incorporated	5.01	4-15-2049	882,000	996,951
Verizon Communications Incorporated	5.50	3-16-2047	675,000	815,461
				6,460,644

Media : 0.46%
CCO Holdings LLC 144A	5.13	5-1-2027	1,300,000	1,300,813
Charter Communications Operating LLC	5.38	4-1-2038	705,000	722,192
Charter Communications Operating LLC	6.48	10-23-2045	655,000	738,205
Discovery Communications LLC	6.35	6-1-2040	550,000	620,869
				3,382,079

Wireless Telecommunication Services : 0.71%
Crown Castle Towers LLC 144A	3.22	5-15-2042	2,600,000	2,632,878
SBA Tower Trust 144A	3.72	4-9-2048	1,968,000	2,020,303
Sprint Spectrum Company 144A	5.15	9-20-2029	530,000	542,588
				5,195,769

Consumer Discretionary : 0.27%
Internet & Direct Marketing Retail : 0.14%
Amazon.com Incorporated	4.95	12-5-2044	815,000	1,000,794

Multiline Retail : 0.13%
Macy’s Retail Holdings Incorporated	3.45	1-15-2021	940,000	949,212

Consumer Staples : 0.50%
Beverages : 0.25%
Anheuser-Busch InBev Worldwide Incorporated	4.60	4-15-2048	1,810,000	1,802,680

Household Products : 0.02%
Taylor Morrison Communities 144A%%	5.88	6-15-2027	125,000	124,338

Tobacco : 0.23%
Altria Group Incorporated	4.40	2-14-2026	1,620,000	1,686,567

Energy : 2.04%
Energy Equipment & Services : 0.09%
Oceaneering International Incorporated	6.00	2-1-2028	680,000	664,700

Oil, Gas & Consumable Fuels : 1.95%
Baker Hughes LLC	2.77	12-15-2022	1,870,000	1,875,288
Boardwalk Pipelines LP	4.80	5-3-2029	1,620,000	1,630,743
Energy Transfer Operating Partners LP	5.25	4-15-2029	905,000	976,637
Energy Transfer Operating Partners LP	6.13	12-15-2045	1,330,000	1,444,314
Indigo Natural Resources LLC 144A	6.88	2-15-2026	1,000,000	897,500
Midcontinent Express Pipeline LLC 144A	6.70	9-15-2019	4,234,000	4,255,863
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	2,250,000	2,283,683
SemGroup Corporation	7.25	3-15-2026	875,000	853,125
				14,217,153

3

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Financials : 6.76%
Banks : 1.83%
Bank of America Corporation (3 Month LIBOR +0.94%) ±	3.86%	7-23-2024	$1,310,000	$1,358,270
Bank of America Corporation	3.95	4-21-2025	1,170,000	1,198,612
Bank of America Corporation (3 Month LIBOR +3.90%) ±	6.10	12-29-2049	1,290,000	1,382,042
BBVA Bancomer SA of Texas 144A	7.25	4-22-2020	1,000,000	1,031,260
Citigroup Incorporated (3 Month LIBOR +4.52%) ±	6.25	12-29-2049	1,030,000	1,100,864
JPMorgan Chase & Company	2.97	1-15-2023	2,550,000	2,567,519
JPMorgan Chase & Company (3 Month LIBOR +3.25%) ±	5.15	12-29-2049	2,925,000	2,958,930
PNC Financial Services (3 Month LIBOR +3.30%) ±	5.00	12-29-2049	565,000	565,706
Santander Holdings USA Incorporated	3.70	3-28-2022	1,125,000	1,143,278
				13,306,481

Capital Markets : 0.87%
Blackstone Holdings Finance Company LLC 144A	5.00	6-15-2044	1,015,000	1,119,317
Goldman Sachs Group Incorporated (3 Month LIBOR +0.82%) ±	2.88	10-31-2022	1,910,000	1,907,941
Morgan Stanley	3.70	10-23-2024	3,235,000	3,346,576
				6,373,834

Consumer Finance : 1.91%
Daimler Finance NA LLC 144A	1.75	10-30-2019	2,215,000	2,208,394
ERAC USA Finance LLC 144A	4.50	2-15-2045	1,695,000	1,754,504
Ford Motor Credit Company LLC	3.20	1-15-2021	2,890,000	2,883,506
General Motors Financial Company Incorporated	5.65	1-17-2029	1,330,000	1,395,382
PACCAR Financial Corporation	2.30	8-10-2022	3,000,000	3,001,611
Synchrony Financial	3.95	12-1-2027	2,800,000	2,708,932
				13,952,329

Diversified Financial Services : 0.44%
Brookfield Finance LLC	4.00	4-1-2024	2,005,000	2,077,890
LPL Holdings Incorporated 144A	5.75	9-15-2025	1,100,000	1,102,750
				3,180,640

Insurance : 1.43%
Athene Holding Limited	4.13	1-12-2028	3,000,000	2,943,307
Brighthouse Financial Incorporated	3.70	6-22-2027	1,035,000	964,756
Brighthouse Financial Incorporated	4.70	6-22-2047	1,345,000	1,075,420
Guardian Life Insurance Company 144A	4.85	1-24-2077	1,045,000	1,164,470
National Life Insurance Company (3 Month LIBOR +3.31%) ±144A	5.25	7-19-2068	1,668,000	1,739,173
PartnerRe Finance II Incorporated (3 Month LIBOR +2.33%) ±	4.85	12-1-2066	1,345,000	986,423
Transatlantic Holdings Incorporated	8.00	11-30-2039	1,100,000	1,555,071
				10,428,620

REITs : 0.28%
Sabra Health Care LP / Sabra Capital Corp	4.80	6-1-2024	2,000,000	2,012,500

Health Care : 0.89%
Health Care Providers & Services : 0.89%
CHS Incorporated «	5.13	8-1-2021	1,000,000	977,500
CVS Health Corporation	4.78	3-25-2038	2,100,000	2,092,692
Highmark Incorporated 144A	6.13	5-15-2041	710,000	815,571
Magellan Health Incorporated	4.90	9-22-2024	2,710,000	2,608,375
				6,494,138

4

Wells Fargo Core Plus Bond Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Industrials : 1.15%
Industrial Conglomerates : 0.19%
General Electric Company (3 Month LIBOR +3.33%) ±	5.00%	12-29-2049	$1,495,000	$1,391,098

Trading Companies & Distributors : 0.22%
Air Lease Corporation	3.63	12-1-2027	1,690,000	1,631,495

Transportation Infrastructure : 0.74%
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2026	5,630,000	3,950,791
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2027	1,050,000	713,683
Toll Road Investors Partnership II LP 144A¤	0.00	2-15-2028	1,150,000	703,173
				5,367,647

Information Technology : 1.03%
Communications Equipment : 0.14%
Motorola Solutions Incorporated	4.60	2-23-2028	1,000,000	1,032,018

Semiconductors & Semiconductor Equipment : 0.41%
Broadcom Corporation	3.88	1-15-2027	3,140,000	2,986,259

Software : 0.15%
Citrix Systems Incorporated	4.50	12-1-2027	1,045,000	1,065,757

Technology Hardware, Storage & Peripherals : 0.33%
Diamond 1 Finance Corporation 144A	8.35	7-15-2046	1,175,000	1,436,197
NCR Corporation	4.63	2-15-2021	1,000,000	997,200
				2,433,397

Materials : 0.70%
Containers & Packaging : 0.70%
Silgan Holdings Incorporated	3.25	3-15-2025	1,800,000	2,058,729
WRKCo Incorporated	3.90	6-1-2028	3,000,000	3,028,295
				5,087,024

Real Estate : 1.23%
Equity REITs : 0.64%
Federal Realty Investment Trust	3.63	8-1-2046	915,000	864,128
Omega Healthcare Investors Incorporated	4.50	1-15-2025	2,130,000	2,202,771
Tanger Properties LP	3.75	12-1-2024	1,600,000	1,597,660
				4,664,559

Real Estate Management & Development : 0.59%
Newmark Group Incorporated	6.13	11-15-2023	1,985,000	2,029,828
Washington Prime Group Incorporated	3.85	4-1-2020	2,275,000	2,260,781
				4,290,609

Utilities : 0.48%
Electric Utilities : 0.36%
Basin Electric Power Cooperative 144A	4.75	4-26-2047	1,315,000	1,400,679
Oglethorpe Power Corporation	5.05	10-1-2048	1,060,000	1,209,601
				2,610,280

5

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Independent Power & Renewable Electricity Producers : 0.12%
Tri-State Generation and Transmission Association Incorporated	4.25%	6-1-2046	$850,000	$853,175

Total Corporate Bonds and Notes (Cost $121,372,240)				124,645,796

			Shares
Exchange-Traded Funds : 1.09%
SPDR Bloomberg Barclays High Yield Bond ETF «			24,666	2,618,296
Vaneck Vectors JPMorgan Emerging Markets Local Currency Bond ETF «			161,000	5,313,000
Total Exchange-Traded Funds (Cost $7,965,231)				7,931,296

			Principal
Foreign Corporate Bonds and Notes @: 4.06%
Communication Services : 0.28%
Media : 0.28%
Altice SA (EUR) 144A	7.25	5-15-2022	1,800,000	2,043,929

Consumer Discretionary : 0.46%
Auto Components : 0.17%
HP Pelzer Holding GmbH (EUR) 144A	4.13	4-1-2024	1,200,000	1,260,145

Automobiles : 0.29%
Peugeot SA Company (EUR)	2.00	3-20-2025	1,800,000	2,082,851

Consumer Staples : 1.10%
Food & Staples Retailing : 0.25%
Tasty Bondco 1 SA (EUR) 144A	6.25	5-15-2026	1,600,000	1,803,080

Food Products : 0.60%
Danone SA (EUR) (5 Year EUR Swap +1.43%) ±	1.75	12-31-2099	2,600,000	2,855,212
Sigma Holdings Company BV (EUR) 144A	5.75	5-15-2026	1,500,000	1,510,079
				4,365,291

Household Products : 0.25%
Energizer Gamma Acquisition BV (EUR) 144A	4.63	7-15-2026	1,600,000	1,821,237

Energy : 0.98%
Oil, Gas & Consumable Fuels : 0.98%
Eni SpA (EUR)	1.13	9-19-2028	3,200,000	3,592,282
Petroleos Mexicanos (EUR)	3.75	2-21-2024	1,000,000	1,135,107
Total SA (EUR) (5 Year EUR Swap +3.78%) ±	3.88	12-29-2049	2,000,000	2,411,209
				7,138,598

Financials : 0.46%
Banks : 0.18%
Bankia SA (EUR) (5 Year EUR Swap +5.82%) ±	6.00	12-31-2099	1,200,000	1,317,535

Diversified Financial Services : 0.28%
LKQ European Holdings BV Company (EUR) 144A	3.63	4-1-2026	1,800,000	2,076,223

Industrials : 0.45%
Commercial Services & Supplies : 0.17%
Paprec Holding SA (EUR) 144A	4.00	3-31-2025	1,200,000	1,243,388

6

Wells Fargo Core Plus Bond Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Road & Rail : 0.28%
Europcar Groupe SA (EUR) 144A	4.13%	11-15-2024	$1,800,000	$2,028,875

Materials : 0.25%
Metals & Mining : 0.25%
Constellium NV (EUR) 144A	4.25	2-15-2026	1,600,000	1,814,537

Real Estate : 0.08%
Real Estate Management & Development : 0.08%
ATF Netherlands BV (EUR)	1.50	7-15-2024	500,000	565,848

Total Foreign Corporate Bonds and Notes (Cost $30,911,729)				29,561,537

Foreign Government Bonds @: 0.65%
Brazil (BRL)	10.00	1-1-2025	8,600,000	2,465,823
Mexico (MXN)	6.50	6-9-2022	20,000,000	983,001
Mexico (MXN)	8.00	6-11-2020	25,000,000	1,275,234
Total Foreign Government Bonds (Cost $5,106,705)				4,724,058

Loans : 1.04%
Communication Services : 0.45%
Interactive Media & Services : 0.12%
Match Group Incorporated (2 Month LIBOR +2.50%) ±‡	5.04	11-16-2022	880,000	878,354

Media : 0.17%
Ancestry.com Incorporated (1 Month LIBOR +3.25%) ±	5.69	10-19-2023	1,215,625	1,212,890

Wireless Telecommunication Services : 0.16%
Sprint Communications Incorporated (1 Month LIBOR +2.50%) ±‡	5.00	2-2-2024	1,225,000	1,196,678

Energy : 0.16%
Oil, Gas & Consumable Fuels : 0.16%
Lucid Energy Group II Borrower LLC (1 Month LIBOR +3.00%) ±	5.43	2-17-2025	1,237,500	1,198,308

Health Care : 0.17%
Health Care Providers & Services : 0.17%
Surgery Center Holdings Incorporated (1 Month LIBOR +3.25%) ±	5.69	9-2-2024	1,231,250	1,207,548

Industrials : 0.17%
Communications Equipment : 0.17%
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	4.94	1-15-2026	1,250,000	1,237,975

Information Technology : 0.09%
IT Services : 0.09%
First Data Corporation (1 Month LIBOR +2.00%) ±	4.44	7-8-2022	668,310	667,121

Total Loans (Cost $7,705,995)				7,598,874

7

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Municipal Obligations : 2.96%
California : 0.50%
Airport Revenue : 0.29%
San Jose CA Series B (AGM Insured)	6.60%	3-1-2041	$2,000,000	$2,131,660

Transportation Revenue : 0.21%
Alameda CA Corridor Transportation Authority CAB Refunding Bond Subordinated Series B (Ambac Insured) ¤	0.00	10-1-2028	2,115,000	1,508,778

				3,640,438

Illinois : 1.31%
GO Revenue : 0.86%
Chicago IL	5.43	1-1-2042	1,000,000	955,100
Cook County IL Series B (Build America Mutual Assurance Company Insured)	6.36	11-15-2033	1,745,000	2,288,393
Illinois Taxable Pension	5.10	6-1-2033	1,395,000	1,439,319
Will County IL Lincoln-Way Community High School District #210 Unrefunded CAB (AGM Insured) ¤	0.00	1-1-2025	1,820,000	1,562,452
				6,245,264

Tax Revenue : 0.45%
Chicago IL Transit Authority Taxable Pension Funding Series A	6.90	12-1-2040	1,075,000	1,447,359
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2010-B1 (AGM Insured) ¤	0.00	6-15-2026	1,975,000	1,654,872
Metropolitan Pier & Exposition Authority Illinois CAB McCormick Place Expansion Project Series 2012-B ¤	0.00	12-15-2051	765,000	195,083
				3,297,314

				9,542,578

Maryland : 0.13%
Education Revenue : 0.13%
Maryland Health & HEFAR Green Street Academy Series B 144A	6.75	7-1-2023	975,000	971,627

Michigan : 0.23%
Miscellaneous Revenue : 0.23%
Michigan Finance Authority Local Government Loan Program Project Series E	7.19	11-1-2022	1,585,000	1,716,555

New Jersey : 0.14%
Miscellaneous Revenue : 0.14%
New Jersey EDA Series B	3.29	7-1-2019	1,000,000	1,000,160

Pennsylvania : 0.42%
Health Revenue : 0.12%
Quakertown PA General Authority USDA Loan Anticipation Notes Series 2017-B	3.80	7-1-2021	900,000	899,982

Miscellaneous Revenue : 0.30%
Commonwealth of Pennsylvania Financing Authority Series A	4.14	6-1-2038	1,995,000	2,146,760

				3,046,742

8

Wells Fargo Core Plus Bond Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Texas : 0.23%
Transportation Revenue : 0.23%
North Texas Tollway Authority Build America Bonds Subordinate Lien Series B-2	8.91%	2-1-2030	$1,595,000	$1,659,645

Total Municipal Obligations (Cost $19,863,611)				21,577,745

Non-Agency Mortgage-Backed Securities : 12.46%
American Money Management Corporation Series 2015-16A Class AR (3 Month LIBOR +1.26%) ±144A	3.86	4-14-2029	3,000,000	3,000,039
Arbor Realty Collateralized Series 2016-FL Class A (1 Month LIBOR +1.70%) ±144A	4.14	9-15-2026	1,000,000	998,969
Bank of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX ±±	5.48	1-15-2049	661,125	663,491
Bank of America Funding Corporation Series 2016-R1 Class A1 ±±144A	2.50	3-25-2040	713,757	705,071
BDS Limited Series 2018-FL2 Class A (1 Month LIBOR +0.95%) ±144A	3.38	8-15-2035	1,755,613	1,754,491
Benefit Street Partners Limited CLO 2014-IVA Class A1RR 144a (3 Month LIBOR +1.25%) ±144A	3.84	1-20-2029	1,000,000	1,000,242
Benefit Street Partners Limited CLO 2016-10A Class A1 (3 Month LIBOR +1.49%) ±144A	4.09	1-15-2029	3,500,000	3,500,298
Benefit Street Partners Realty Trust Limited 2018-FL3 Class A (1 Month LIBOR +1.05%) ±144A	3.52	3-15-2028	3,275,000	3,273,999
Bluemountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR +1.05%) ±144A	3.57	11-20-2028	935,000	935,036
Bluemountain Limited CLO 2013-1A Class A1R2 (3 Month LIBOR +1.23%) ±144A	3.78	1-20-2029	1,935,000	1,935,194
Bunker Hill Loan Depositary Trust Series 2019-1 Class A1 144A	3.61	10-26-2048	1,381,240	1,407,398
Cascade Funding Mortgage Trust Series 2018- RM2 Class A ±±144A	4.00	10-25-2068	603,633	614,377
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	1,035,000	1,076,785
CIFC Funding Limited 2016-1A Class A (3 Month LIBOR +1.48%) ±144A	4.07	10-21-2028	3,350,000	3,353,588
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) ±144A	3.39	1-20-2028	2,525,000	2,519,692
Citigroup Commercial Mortgage Trust 2017-MDRA Class A 144A	3.66	7-10-2030	2,000,000	2,035,907
Commercial Mortgage Trust Series 2014-CR15 Class A2	2.93	2-10-2047	295,009	294,672
Credit Suisse First Boston Commercial Mortgage Trust Series 1998-C2 Class AX ±±(c)	0.91	11-15-2030	11,959	4
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) ±144A	3.51	12-31-2027	2,500,000	2,493,673
Crown Point Limited Series 2018-6A Class A1 (3 Month LIBOR +1.17%) ±144A	3.76	10-20-2028	3,500,000	3,499,997
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A1	2.01	11-15-2048	1,357,723	1,350,208
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2 ±±†	8.00	7-25-2027	20,704	1,081
FirstKey Mortgage Trust Series 2014-1 Class A2 ±±144A	3.00	11-25-2044	1,075,256	1,071,246
GAHR Commercial Mortgage Trust Series 2015-NRF Class AFX 144A	3.23	12-15-2034	1,600,000	1,598,228
Great Wolf Trust Series 2017 Class A (1 Month LIBOR +0.85%) ±144A	3.29	9-15-2034	2,350,000	2,348,488
GS Mortgage Backed Securities Series 2019- PJ1 Class A6 ±±144A	4.00	8-25-2049	1,880,204	1,910,009
Homeward Opportunities Fund I Trust Series 2019-1 Class A1 ±±144A	3.45	1-25-2059	2,704,585	2,733,944
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%) ±144A	3.50	11-15-2026	2,970,000	2,972,130
Jamestown Collateralized Loan Obligation Limited Series 2016-9A Class A1A (3 Month LIBOR +1.57%) ±144A	4.16	10-20-2028	2,000,000	2,000,464
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL (1 Month LIBOR +0.17%) ±	2.65	6-12-2047	1,355	1,354
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±±	5.46	1-15-2049	190,580	190,691
Lendmark Funding Trust Series 2018 -2A Class A 144A	4.23	4-20-2027	600,000	620,140
LoanCore Limited 2018-CRE1 Class A (1 Month LIBOR +1.13%) ±144A	3.57	5-15-2028	3,000,000	3,001,859

9

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X ±±144A(c)	0.66%	5-28-2040	$84,228	$0
Mello Warehouse Securitization Series 2019 -1 Class A (1 Month LIBOR +0.80%) ±144A(a)	3.24	6-25-2052	3,115,000	3,115,000
Metlife Securitization Trust 2019-1A Class A1A ±±144A	3.75	4-25-2058	2,816,210	2,907,549
MMAF Equipment Finance LLC Series 2019-A Class A2 144A	2.84	1-10-2022	2,000,000	2,010,701
Morgan Stanley Capital I Series 2004-RR2 Class X ±±144A(c)	0.35	10-28-2033	5,359	23
Neuberger Berman Limited Series 2015-20A Class AR (3 Month LIBOR +0.80%) ±144A	3.40	1-15-2028	1,575,000	1,565,667
Octagon Investment Partners Series 2017-1A Class B1 (3 Month LIBOR +1.70%) ±144A	4.29	7-20-2030	1,000,000	994,271
Palmer Square Loan Funding Limited Series 2019-2A Class A1 (3 Month LIBOR +0.97%) ±144A	3.49	4-20-2027	3,140,000	3,139,962
RAIT Trust Series 2017-FL8 Class A (1 Month LIBOR +0.85%) ±144A	3.29	12-15-2037	251,005	250,538
Sound Point Collateralized Loan Obligation Limited Series 2013-2RA Class A1 (3 Month LIBOR +0.95%) ±144A	3.55	4-15-2029	2,825,000	2,803,101
Stonemont Portfolio Trust Series 2017 Class A (1 Month LIBOR +0.85%) ±144A	3.29	8-20-2030	2,496,281	2,494,721
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,184,904
Verus Securitization Trust Series 2019-1 Class A1 ±±144A	3.40	12-25-2059	2,414,189	2,447,018
Verus Securitization Trust Series 2019-2 Class A1 ±±144A	3.21	4-25-2059	5,000,000	4,999,900
Voya Collateralized Loan Obligation Limited Series 2015-2A Class AR (3 Month LIBOR +0.97%) ±144A	3.56	7-23-2027	2,900,000	2,896,877
West Collateralized Loan Obligation Limited Series 2014-2A Class A1 (3 Month LIBOR +0.87%) ±144A	3.47	1-16-2027	2,689,270	2,683,136
Whitehorse Limited Series 2014-1A Class AR (3 Month LIBOR +0.90%) ±144A	3.48	5-1-2026	2,467,824	2,465,527
Total Non-Agency Mortgage-Backed Securities (Cost $90,806,128)				90,821,660

U.S. Treasury Securities : 9.68%
TIPS	1.38	2-15-2044	3,065,457	3,505,311
U.S. Treasury Bond ¤	0.00	11-15-2027	9,620,000	8,005,086
U.S. Treasury Bond ¤	0.00	5-15-2044	9,125,000	4,769,693
U.S. Treasury Bond	2.75	11-15-2042	4,850,000	5,033,959
U.S. Treasury Bond	2.88	8-15-2045	2,495,000	2,645,187
U.S. Treasury Bond	2.88	5-15-2049	1,410,000	1,498,786
U.S. Treasury Bond	3.00	8-15-2048	6,755,000	7,341,049
U.S. Treasury Bond	3.00	2-15-2049	7,235,000	7,877,106
U.S. Treasury Bond	3.63	2-15-2044	2,820,000	3,377,391
U.S. Treasury Bond	3.75	8-15-2041	3,965,000	4,820,263
U.S. Treasury Bond	4.25	11-15-2040	6,040,000	7,850,584
U.S. Treasury Bond	6.13	11-15-2027	1,375,000	1,801,680
U.S. Treasury Note	1.63	8-31-2022	465,000	461,058
U.S. Treasury Note	2.00	10-31-2022	8,210,000	8,235,656
U.S. Treasury Note	2.25	4-30-2024	2,395,000	2,430,738
U.S. Treasury Note	2.38	5-15-2029	895,000	914,089
Total U.S. Treasury Securities (Cost $65,475,793)				70,567,636

Yankee Corporate Bonds and Notes : 8.79%
Communication Services : 0.94%
Diversified Telecommunication Services : 0.12%
Telefonica Emisiones SAU	5.21	3-8-2047	885,000	912,951

Interactive Media & Services : 0.42%
Tencent Holdings Limited 144A	3.98	4-11-2029	3,000,000	3,027,132

Wireless Telecommunication Services : 0.40%
British Telecommunication	5.13	12-4-2028	2,740,000	2,946,243

10

Wells Fargo Core Plus Bond Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Staples : 0.26%
Beverages : 0.26%
Coca-Cola Femsa SAB de CV	3.88%	11-26-2023	$1,810,000	$1,885,632

Energy : 0.38%
Energy Equipment & Services : 0.12%
Ensco plc	5.75	10-1-2044	1,500,000	870,000

Oil, Gas & Consumable Fuels : 0.26%
Comision Federal de Electricidad 144A	4.75	2-23-2027	1,140,000	1,161,375
Petroleos Mexicanos	6.50	1-23-2029	765,000	752,974
				1,914,349

Financials : 6.04%
Banks : 3.37%
ABN AMRO Bank NV 144A	4.75	7-28-2025	1,800,000	1,891,022
Banco de Bogota SA 144A	4.38	8-3-2027	1,110,000	1,115,561
Banco do Brasil SA 144A	4.63	1-15-2025	1,615,000	1,633,896
Banco General SA 144A	4.13	8-7-2027	1,035,000	1,032,423
Banco Internacional del Peru SAA Interbank 144A	3.38	1-18-2023	1,526,000	1,511,503
Banco Safra SA 144A	4.13	2-8-2023	1,695,000	1,706,018
Banco Santander Mexico (5 Year Treasury Constant Maturity +3.00%) ±144A	5.95	10-1-2028	1,700,000	1,791,681
Banco Santander SA	4.25	4-11-2027	1,600,000	1,629,272
Banistmo SA 144A	3.65	9-19-2022	1,160,000	1,154,200
Banque Ouest Africaine de Developpement 144A	5.00	7-27-2027	2,520,000	2,551,752
BPCE SA 144A	5.15	7-21-2024	1,725,000	1,825,980
Danske Bank 144A	5.38	1-12-2024	1,705,000	1,801,644
Global Bank Corporation (3 Month LIBOR +3.30%) ±144A	5.25	4-16-2029	3,000,000	3,045,000
Perrigo Finance Unlimited Company	4.38	3-15-2026	1,365,000	1,341,864
Sumitomo Mitsui Financial Group Incorporated	2.44	10-19-2021	500,000	497,816
				24,529,632

Capital Markets : 0.46%
Cadillac Fairview Corporation Limited 144A	4.13	2-1-2029	1,760,000	1,902,783
Credit Suisse Group Funding Limited (3 Month LIBOR +1.20%) ±144A	3.00	12-14-2023	1,485,000	1,477,975
				3,380,758

Consumer Finance : 0.16%
UBS Group Funding Switzerland 144A	3.49	5-23-2023	1,165,000	1,179,428

Diversified Financial Services : 1.02%
Banco Nacional de Comercio Exterior SNC 144A	4.38	10-14-2025	2,350,000	2,365,299
Corporacion Financiera de Desarrollo SA (3 Month LIBOR +5.61%) ±144A	5.25	7-15-2029	1,185,000	1,238,633
UBS Group Funding Switzerland AG (5 Year USD Swap +4.87%) ±	7.00	12-29-2049	1,650,000	1,749,000
WPP Finance Limited 2010	3.75	9-19-2024	2,054,000	2,095,011
				7,447,943

Insurance : 0.71%
Sompo International Holdings Limited	7.00	7-15-2034	1,330,000	1,707,170
Swiss Re Finance (Luxembourg) SA (5 Year Treasury Constant Maturity +3.58%) ±144A	5.00	4-2-2049	1,600,000	1,654,000
Validus Holdings Limited	8.88	1-26-2040	1,210,000	1,798,008
				5,159,178

11

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Core Plus Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Thrifts & Mortgage Finance : 0.32%
Nationwide Building Society (USD ICE SWAP RATE 11:00am NY 5 +1.85%) ±144A	4.13%	10-18-2032	$2,500,000	$2,355,788

Health Care : 0.70%
Pharmaceuticals : 0.70%
Bausch Health Companies Incorporated 144A	6.13	4-15-2025	750,000	733,500
Perrigo Finance Unlimited Company	3.50	3-15-2021	1,305,000	1,298,523
Shire Acquisitions Investment Ireland Limited	2.40	9-23-2021	2,550,000	2,527,122
Teva Pharmaceutical Finance BV	2.20	7-21-2021	600,000	553,620
				5,112,765

Industrials : 0.08%
Transportation Infrastructure : 0.08%
Mexico City Airport Trust 144A	5.50	7-31-2047	570,000	550,050

Utilities : 0.39%
Electric Utilities : 0.39%
Western Power Distributions Holdings Limited 144A	7.38	12-15-2028	2,265,000	2,808,048

Total Yankee Corporate Bonds and Notes (Cost $62,018,968)				64,079,897

Yankee Government Bonds : 3.77%
Bermuda 144A	3.72	1-25-2027	995,000	997,488
Bermuda 144A	4.14	1-3-2023	1,210,000	1,247,813
Federative Republic of Brazil	4.50	5-30-2029	1,495,000	1,480,050
Federative Republic of Brazil «	4.63	1-13-2028	1,795,000	1,821,925
Hashemite Kingdom of Jordan	3.00	6-30-2025	3,000,000	3,091,311
Kingdom of Spain 144A	1.45	4-30-2029	3,350,000	4,003,223
Province of Santa Fe 144A	7.00	3-23-2023	2,000,000	1,640,020
Republic of Argentina	6.88	4-22-2021	1,280,000	1,059,200
Republic of Argentina	6.88	1-11-2048	1,000,000	667,510
Republic of Argentina	7.50	4-22-2026	1,350,000	1,012,500
Republic of Chile	3.86	6-21-2047	1,000,000	1,033,500
Republic of Kenya 144A	8.25	2-28-2048	750,000	707,063
Republic of Paraguay 144A	5.40	3-30-2050	1,000,000	1,046,250
Republic of Senegal 144A«	6.25	5-23-2033	750,000	686,204
Saudi Arabia 144A	4.38	4-16-2029	2,840,000	2,996,342
Ukraine	1.47	9-29-2021	3,000,000	2,950,173
Ukraine 144A	7.38	9-25-2032	1,200,000	1,064,508
Total Yankee Government Bonds (Cost $28,626,360)				27,505,080

	Yield
Short-Term Investments : 8.94%
Investment Companies : 8.68%
Securities Lending Cash Investments LLC (l)(r)(u)	2.51		6,631,759	6,632,422
Wells Fargo Government Money Market Fund Select Class (l)(u)##	2.30		56,596,746	56,596,746
				63,229,168

			Principal
U.S. Treasury Securities : 0.26%
U.S. Treasury Bill (z)#	1.85	6-13-2019	1,900,000	1,898,806

Total Short-Term Investments (Cost $65,127,838)				65,127,974

12

Wells Fargo Core Plus Bond Fund	Portfolio of investments — May 31, 2019 (unaudited)

		Value
Total investments in securities (Cost $717,244,855)	100.16%	$729,910,221
Other assets and liabilities, net	(0.16)	(1,182,111)

Total net assets	100.00%	$728,728,110

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
%%	The security is issued on a when-issued basis.
«	All or a portion of this security is on loan.
@	Foreign bond principal is denominated in the local currency of the issuer.
‡	Security is valued using significant unobservable inputs.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AUD	Australian dollar
BRL	Brazilian real
CAB	Capital appreciation bond
CAD	Canadian dollar
CLO	Collateralized loan obligation
EDA	Economic Development Authority
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HEFAR	Higher Education Facilities Authority Revenue
JPY	Japanese yen
LIBOR	London Interbank Offered Rate
MXN	Mexican peso
PLN	Polish zloty
STRIPS	Separate trading of registered interest and principal securities
TIPS	Treasury inflation-protected securities
TVA	Tennessee Valley Authority

13

Futures Contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Euro BTP Future	20	6-6-2019	$2,835,804	$2,906,377	$70,573	$0
10-Year U.S. Treasury Notes	183	9-19-2019	22,800,967	23,195,250	394,283	0
Long Term Bonds	44	9-19-2019	6,546,452	6,763,625	217,173	0
U.S. Ultra Bond	11	9-19-2019	1,849,235	1,933,594	84,359	0
10-Year Ultra Futures	30	9-19-2019	4,008,406	4,096,407	88,001	0
5-Year U.S. Treasury Notes	430	9-30-2019	49,904,203	50,467,891	563,688	0
2-Year U.S. Treasury Notes	183	9-30-2019	39,072,222	39,284,953	212,731	0
Short
Euro-Bund Futures	(85)	6-6-2019	(12,536,188)	(12,716,741)	0	(180,553)
Euro-Bund Futures	(60)	6-6-2019	(10,923,622)	(11,283,661)	0	(360,040)

					$1,630,808	$(540,593)

Forward Foreign Currency Contracts

Currency to be received	Currency to be delivered	Counterparty	Settlement date	Unrealized gains	Unrealized losses
2,835,400 USD	4,000,000 AUD	Citibank	6-28-2019	$58,531	$0
1,427,412 USD	1,900,000 CAD	Citibank	6-28-2019	20,750	0
1,250,000 EUR	5,421,595 PLN	Citibank	6-28-2019	0	(14,718)
4,609,841 USD	4,085,000 EUR	Citibank	6-28-2019	0	(36,989)
314,000,000 JPY	2,835,470 USD	Citibank	6-28-2019	67,773	0
1,250,000 EUR	5,421,595 PLN	Citibank	6-28-2019	0	(1,491)
24,189,727 USD	21,210,500 EUR	Citibank	6-28-2019	446,159	0
2,104,986 USD	1,875,000 EUR	Citibank	6-28-2019	6,063	0
8,082,821 USD	7,200,00 EUR	Citibank	6-28-2019	22,959	0
4,155,159 USD	3,700,000 EUR	Citibank	6-28-2019	13,286	0
2,360,799 USD	2,100,000 EUR	Citibank	6-28-2019	10,006	0

				$645,527	$(53,198)

Centrally Cleared Credit Default Swaps

Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount	Value	Premiums paid	Unrealized gains	Unrealized losses
Sell protection
Markit iTraxx Europe Index	1.00%	Quarterly	12-20-2023	4,000,000 EUR	$70,924	$57,639	$13,285	0

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	892,078	54,609,053	48,869,372	6,631,759	$6,632,422
Wells Fargo Government Money Market Fund Select Class	25,332,190	290,320,855	259,056,299	56,596,746	56,596,746

					$63,229,168	8.68%

Wells Fargo Core Plus Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”).

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Forward foreign currency contracts

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Futures contracts

The Fund is subject to interest rate risk and foreign currency risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Swap contracts

Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund and a counterparty in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.

Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).

The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in :
Agency securities	$0	$147,749,054	$0	$147,749,054
Asset-backed securities	0	68,019,614	0	68,019,614
Corporate bonds and notes	0	124,645,796	0	124,645,796
Exchange-traded funds	7,931,296	0	0	7,931,296
Foreign corporate bonds and notes	0	29,561,537	0	29,561,537
Foreign government bonds	0	4,724,058	0	4,724,058
Loans	0	5,523,842	2,075,032	7,598,874
Municipal obligations	0	21,577,745	0	21,577,745
Non-agency mortgage-backed securities	0	90,821,660	0	90,821,660
U.S. Treasury securities	65,797,943	4,769,693	0	70,567,636
Yankee corporate bonds and notes	0	64,079,897	0	64,079,897
Yankee government bonds	0	27,505,080	0	27,505,080
Short-term investments
Investment companies	56,596,746	6,632,422	0	63,229,168
U.S. Treasury securities	1,898,806	0	0	1,898,806

	132,224,791	595,610,398	2,075,032	729,910,221
Futures contracts	1,630,808	0	0	1,630,808
Forward foreign currency contracts	0	645,527	0	645,527
Credit default swap contracts	0	13,285	0	13,285

Total assets	$133,855,599	$596,269,210	$2,075,032	$732,199,841

Liabilities
Futures contracts	$540,593	$0	$0	$540,593
Forward foreign currency contracts	0	53,198	0	53,198

Total liabilities	$540,593	$53,198	$0	$593,791

Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At May 31, 2019, the Fund had no material transfers into/out of Level 3.

Wells Fargo Dynamic Target Today Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name					Value
Investment Companies : 101.07%
Affiliated Master Portfolios : 101.07%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio					$1,683,064
Wells Fargo Emerging Markets Bond Portfolio					141,959
Wells Fargo Factor Enhanced Emerging Markets Portfolio					166,131
Wells Fargo Factor Enhanced International Portfolio					541,137
Wells Fargo Factor Enhanced Large Cap Portfolio					1,031,709
Wells Fargo Factor Enhanced Small Cap Portfolio					254,333
Wells Fargo High Yield Corporate Bond Portfolio					139,784
Wells Fargo Investment Grade Corporate Bond Portfolio					875,651
Wells Fargo Strategic Retirement Bond Portfolio					569,039
Wells Fargo U.S. REIT Portfolio					186,793
Total Investment Companies (Cost $5,371,358)					5,589,600

Short-Term Investments : 0.32%

		Yield	Maturity date	Principal
U.S. Treasury Securities : 0.32%
U.S. Treasury Bill #(z)		2.06%	6-25-2019	$18,000	17,974

Total Short-Term Investments (Cost $17,974)					17,974

Total investments in securities (Cost $5,389,332)	101.39%				5,607,574
Other assets and liabilities, net	(1.39)				(77,042)

Total net assets	100.00%				$5,530,532

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Japanese Yen Futures	2	6-17-2019	$227,474	$230,912	$3,438	$0
Short
S&P 500 E-Mini Index	(2)	6-21-2019	(281,492)	(275,260)	6,232	0

					$9,670	$0

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.26%	0.27%	$1,683,064
Wells Fargo Emerging Markets Bond Portfolio	0.31	0.32	141,959
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.06	0.07	166,131
Wells Fargo Factor Enhanced International Portfolio	0.08	0.08	541,137
Wells Fargo Factor Enhanced Large Cap Portfolio	0.09	0.09	1,031,709
Wells Fargo Factor Enhanced Small Cap Portfolio	0.09	0.10	254,333
Wells Fargo U.S. High Yield Bond Portfolio	0.16	0.22	139,784
Wells Fargo Investment Grade Corporate Bond Portfolio	0.32	0.33	875,651
Wells Fargo Strategic Retirement Bond Portfolio	0.74	0.77	569,039
Wells Fargo U.S. REIT Portfolio	0.41	0.43	186,793

			$5,589,600	101.07%

Wells Fargo Dynamic Target Today Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

The Fund is subject to equity price risk and foreign currency risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S. Treasury securities	$17,974	$0	$0	$17,974
Investments measured at net asset value*				5,589,600

	17,974	0	0	$5,607,574
Futures contracts	9,670	0	0	9,670

Total assets	$27,644	$0	$0	$5,617,244

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $5,589,600. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At May 31, 2019, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Dynamic Target 2015 Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name					Value
Investment Companies : 101.09%
Affiliated Master Portfolios : 101.09%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio					$1,359,398
Wells Fargo Emerging Markets Bond Portfolio					114,678
Wells Fargo Factor Enhanced Emerging Markets Portfolio					204,914
Wells Fargo Factor Enhanced International Portfolio					669,787
Wells Fargo Factor Enhanced Large Cap Portfolio					1,276,823
Wells Fargo Factor Enhanced Small Cap Portfolio					313,781
Wells Fargo High Yield Corporate Bond Portfolio					112,939
Wells Fargo Investment Grade Corporate Bond Portfolio					707,311
Wells Fargo Strategic Retirement Bond Portfolio					459,696
Wells Fargo U.S. REIT Portfolio					231,295
Total Investment Companies (Cost $5,214,598)					5,450,622

		Yield	Maturity date	Principal
Short-Term Investments : 0.33%
U.S. Treasury Securities : 0.33%
U.S. Treasury Bill #(z)		2.06%	6-25-2019	$18,000	17,974

Total Short-Term Investments (Cost $17,974)					17,974

Total investments in securities (Cost $5,232,572)	101.42%				5,468,596
Other assets and liabilities, net	(1.42)				(76,679)

Total net assets	100.00%				$5,391,917

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized loss
Long
Japanese Yen Futures	2	6-17-19	$227,474	$230,912	$3,438	$0
Short
S&P 500 E-Mini Index	(2)	6-21-19	(281,492)	(275,260)	6,232	0

					$9,670	$0

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.21%	0.22%	$1,359,398
Wells Fargo Emerging Markets Bond Portfolio	0.25	0.26	114,678
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.08	0.08	204,914
Wells Fargo Factor Enhanced International Portfolio	0.10	0.10	669,787
Wells Fargo Factor Enhanced Large Cap Portfolio	0.11	0.11	1,276,823
Wells Fargo Factor Enhanced Small Cap Portfolio	0.12	0.12	313,781
Wells Fargo U.S. High Yield Bond Portfolio	0.13	0.18	112,939
Wells Fargo Investment Grade Corporate Bond Portfolio	0.26	0.26	707,311
Wells Fargo Strategic Retirement Bond Portfolio	0.60	0.62	459,696
Wells Fargo U.S. REIT Portfolio	0.51	0.53	231,295

			$5,450,622	101.09%

Wells Fargo Dynamic Target 2015 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

The Fund is subject to equity price risk and foreign currency risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S. Treasury securities	$17,974	$0	$0	$17,974
Investments measured at net asset value*				5,450,622

	17,974	0	0	$5,468,596
Futures contracts	9,670	0	0	9,670

Total assets	$27,644	$0	$0	$5,478,266

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $5,450,622. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At May 31, 2019, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Dynamic Target 2020 Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name					Value
Investment Companies : 100.70%
Affiliated Master Portfolios : 100.70%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio					$1,213,291
Wells Fargo Emerging Markets Bond Portfolio					102,000
Wells Fargo Factor Enhanced Emerging Markets Portfolio					257,184
Wells Fargo Factor Enhanced International Portfolio					844,825
Wells Fargo Factor Enhanced Large Cap Portfolio					1,578,107
Wells Fargo Factor Enhanced Small Cap Portfolio					387,723
Wells Fargo High Yield Corporate Bond Portfolio					100,460
Wells Fargo Investment Grade Corporate Bond Portfolio					631,293
Wells Fargo Strategic Retirement Bond Portfolio					341,718
Wells Fargo U.S. REIT Portfolio					233,581
Total Investment Companies (Cost $5,438,272)					5,690,182

		Yield	Maturity date	Principal
Short-Term Investments : 0.34%
U.S. Treasury Securities : 0.34%
U.S. Treasury Bill #(z)		2.05%	6-25-2019	$19,000	18,973

Total Short-Term Investments (Cost $18,973)					18,973

Total investments in securities (Cost $5,457,243)	101.04%				5,709,155
Other assets and liabilities, net	(1.04)				(58,733)

Total net assets	100.00%				$5,650,422

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Japanese Yen Futures	3	6-17-2019	$341,211	$346,369	$5,158	$0
Short
S&P 500 E-Mini Index	(2)	6-21-2019	(281,492)	(275,260)	6,232	0

					$11,390	$0

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.19%	0.20%	$1,213,291
Wells Fargo Emerging Markets Bond Portfolio	0.23	0.23	102,000
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.10	0.10	257,184
Wells Fargo Factor Enhanced International Portfolio	0.12	0.12	844,825
Wells Fargo Factor Enhanced Large Cap Portfolio	0.14	0.14	1,578,107
Wells Fargo Factor Enhanced Small Cap Portfolio	0.15	0.15	387,723
Wells Fargo High Yield Corporate Bond Portfolio	0.11	0.16	100,460
Wells Fargo Investment Grade Corporate Bond Portfolio	0.23	0.24	631,293
Wells Fargo Strategic Retirement Bond Portfolio	0.45	0.46	341,718
Wells Fargo U.S. REIT Portfolio	0.51	0.54	233,581

			$5,690,182	100.70%

Wells Fargo Dynamic Target 2020 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

The Fund is subject to equity price risk and foreign currency risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S. Treasury securities	$18,973	$0	$0	$18,973
Investments measured at net asset value*				5,690,182

	18,973	0	0	$5,709,155
Futures contracts	11,390	0	0	11,390

Total assets	$30,363	$0	$0	$5,720,545

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $5,690,182. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At May 31, 2019, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Dynamic Target 2025 Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name					Value
Investment Companies : 101.37%
Affiliated Master Portfolios : 101.37%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio					$1,283,424
Wells Fargo Emerging Markets Bond Portfolio					106,958
Wells Fargo Factor Enhanced Emerging Markets Portfolio					415,686
Wells Fargo Factor Enhanced International Portfolio					1,362,171
Wells Fargo Factor Enhanced Large Cap Portfolio					2,441,936
Wells Fargo Factor Enhanced Small Cap Portfolio					600,754
Wells Fargo High Yield Corporate Bond Portfolio					105,381
Wells Fargo Investment Grade Corporate Bond Portfolio					667,804
Wells Fargo Strategic Retirement Bond Portfolio					180,126
Wells Fargo U.S. REIT Portfolio					183,007
Total Investment Companies (Cost $7,052,202)					7,347,247

		Yield	Maturity date	Principal
Short-Term Investments : 0.26%
U.S. Treasury Securities : 0.26%
U.S. Treasury Bill #(z)		2.05%	6-25-2019	$19,000	18,973

Total Short-Term Investments (Cost $18,973)					18,973

Total investments in securities (Cost $7,063,616)	101.63%				7,366,220
Other assets and liabilities, net	(1.63)				(118,465)

Total net assets	100.00%				$7,247,755

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

The accompanying notes are an integral part of these financial statements.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
JapanesYen Futures	3	6-17-2019	$341,211	$346,369	$5,158	$0
Short
S&P 500 E-Mini Index	(2)	6-21-2019	(284,699)	(275,260)	9,439	0

					$14,597	$0

Investments in Affiliates

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.20%	0.21%	$1,283,424
Wells Fargo Emerging Markets Bond Portfolio	0.23	0.24	106,958
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.15	0.16	415,686
Wells Fargo Factor Enhanced International Portfolio	0.19	0.20	1,362,171
Wells Fargo Factor Enhanced Large Cap Portfolio	0.21	0.22	2,441,936
Wells Fargo Factor Enhanced Small Cap Portfolio	0.22	0.23	600,754
Wells Fargo High Yield Corporate Bond Portfolio	0.12	0.17	105,381
Wells Fargo Investment Grade Corporate Bond Portfolio	0.24	0.25	667,804
Wells Fargo Strategic Retirement Bond Portfolio	0.23	0.24	180,126
Wells Fargo U.S. REIT Portfolio	0.40	0.42	183,007

			$7,347,247	101.37%

Wells Fargo Dynamic Target 2025 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

The Fund is subject to equity price risk and foreign currency risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S. Treasury securities	$18,973	$0	$0	$18,973
Investments measured at net asset value*				7,347,247

	18,973	0	0	7,366,220
Futures contracts	14,597	0	0	14,597

Total assets	$33,570	$0	$0	$7,380,817

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $7,347,247. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At May 31, 2019, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Dynamic Target 2030 Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name					Value
Investment Companies : 101.81%
Affiliated Master Portfolios : 101.81%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio					$849,660
Wells Fargo Emerging Markets Bond Portfolio					70,731
Wells Fargo Factor Enhanced Emerging Markets Portfolio					412,130
Wells Fargo Factor Enhanced International Portfolio					1,385,705
Wells Fargo Factor Enhanced Large Cap Portfolio					2,330,778
Wells Fargo Factor Enhanced Small Cap Portfolio					553,682
Wells Fargo High Yield Corporate Bond Portfolio					69,663
Wells Fargo Investment Grade Corporate Bond Portfolio					442,289
Wells Fargo Strategic Retirement Bond Portfolio					32,582
Wells Fargo U.S. REIT Portfolio					38,295
Total Investment Companies (Cost $5,899,941)					6,185,515

		Yield	Maturity date	Principal
Short-Term Investments : 0.31%
U.S. Treasury Securities : 0.31%
U.S. Treasury Bill #(z)		2.05%	6-25-2019	19,000	18,973

Total Short-Term Investments (Cost $18,973)					18,973

Total investments in securities (Cost $5,918,914)	102.12%				6,204,488
Other assets and liabilities, net	(2.12)				(128,973)

Total net assets	100.00%				$6,075,515

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Japanese Yen Futures	3	6-17-2019	$341,211	$346,368	$5,157	$0
Short
S&P 500 E-Mini Index	(2)	6-21-2019	(281,492)	(275,260)	6,232	0

					$11,389	$0

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.13%	0.14%	$849,660
Wells Fargo Emerging Markets Bond Portfolio	0.15	0.16	70,731
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.15	0.16	412,130
Wells Fargo Factor Enhanced International Portfolio	0.20	0.20	1,385,705
Wells Fargo Factor Enhanced Large Cap Portfolio	0.20	0.21	2,330,778
Wells Fargo Factor Enhanced Small Cap Portfolio	0.21	0.21	553,682
Wells Fargo High Yield Corporate Bond Portfolio	0.08	0.11	69,663
Wells Fargo Investment Grade Corporate Bond Portfolio	0.16	0.16	442,289
Wells Fargo Strategic Retirement Bond Portfolio	0.04	0.04	32,582
Wells Fargo U.S. REIT Portfolio	0.08	0.09	38,295

			$6,185,515	101.81%

Wells Fargo Dynamic Target 2030 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

The Fund is subject to equity price risk and foreign currency risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S. Treasury securities	$18,973	$0	$0	$18,973
Investments measured at net asset value*				6,185,515

	18,973	0	0	6,204,488
Futures contracts	11,389	0	0	11,389

Total assets	$30,362	$0	$0	$6,215,877

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $6,185,515. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At May 31, 2019, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Dynamic Target 2035 Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name					Value
Investment Companies : 102.09%
Affiliated Master Portfolios : 102.09%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio					$602,889
Wells Fargo Emerging Markets Bond Portfolio					50,440
Wells Fargo Factor Enhanced Emerging Markets Portfolio					406,421
Wells Fargo Factor Enhanced International Portfolio					1,346,891
Wells Fargo Factor Enhanced Large Cap Portfolio					2,218,203
Wells Fargo Factor Enhanced Small Cap Portfolio					540,228
Wells Fargo High Yield Corporate Bond Portfolio					49,695
Wells Fargo Investment Grade Corporate Bond Portfolio					313,660
Total Investment Companies (Cost $5,255,106)					5,528,427

		Yield	Maturity date	Principal
Short-Term Investments : 0.33%
U.S. Treasury Securities : 0.33%
U.S. Treasury Bill (z)		2.08%	6-25-2019	18,000	17,975

Total Short-Term Investments (Cost $17,974)					17,975

Total investments in securities (Cost $5,273,080)	102.42%				5,546,402
Other assets and liabilities, net	(2.42)				(131,032)

Total net assets	100.00%				$5,415,370

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Japanese Yen Futures	2	6-17-2019	$227,474	$230,912	$3,438	$0
Short
S&P 500 E-Mini Index	(2)	6-21-2019	(281,492)	(275,260)	6,232	0

					$9,670	$0

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.10%	0.10%	$602,889
Wells Fargo Emerging Markets Bond Portfolio	0.11	0.11	50,440
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.15	0.16	406,421
Wells Fargo Factor Enhanced International Portfolio	0.19	0.20	1,346,891
Wells Fargo Factor Enhanced Large Cap Portfolio	0.19	0.20	2,218,203
Wells Fargo Factor Enhanced Small Cap Portfolio	0.21	0.21	540,228
Wells Fargo High Yield Corporate Bond Portfolio	0.06	0.08	49,695
Wells Fargo Investment Grade Corporate Bond Portfolio	0.11	0.12	313,660

			$5,528,427	102.09%

Wells Fargo Dynamic Target 2035 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

The Fund is subject to equity price risk and foreign currency risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S. Treasury securities	$17,975	$0	$0	$17,975
Investments measured at net asset value*				5,528,427

	17,975	0	0	5,546,402
Futures contracts	9,670	0	0	9,670

Total assets	$27,645	$0	$0	$5,556,072

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $5,528,427. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At May 31, 2019, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Dynamic Target 2040 Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name					Value
Investment Companies : 101.07%
Affiliated Master Portfolios : 101.07%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio					$446,022
Wells Fargo Emerging Markets Bond Portfolio					37,280
Wells Fargo Factor Enhanced Emerging Markets Portfolio					456,862
Wells Fargo Factor Enhanced International Portfolio					1,503,566
Wells Fargo Factor Enhanced Large Cap Portfolio					2,385,886
Wells Fargo Factor Enhanced Small Cap Portfolio					583,572
Wells Fargo High Yield Corporate Bond Portfolio					36,728
Wells Fargo Investment Grade Corporate Bond Portfolio					232,006

Total Investment Companies (Cost $5,424,050)					5,681,922

		Yield	Maturity date	Principal
Short-Term Investments : 0.32%
U.S. Treasury Securities : 0.32%
U.S. Treasury Bill #(z)		2.06%	6-25-2019	$18,000	17,975

Total Short-Term Investments (Cost $17,974)					17,975

Total investments in securities (Cost $5,442,024)	101.39%				5,699,897
Other assets and liabilities, net	(1.39)				(78,240)

Total net assets	100.00%				$5,621,657

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized loss
Long
Japanese Yen Futures	2	6-17-2019	$227,474	$230,912	$3,438	$0
Short
S&P 500 E-Mini Index	(2)	6-21-2019	(281,492)	(275,260)	6,232	0

					$9,670	$0

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.07%	0.07%	$446,022
Wells Fargo Emerging Markets Bond Portfolio	0.08	0.08	37,280
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.16	0.18	456,862
Wells Fargo Factor Enhanced International Portfolio	0.20	0.22	1,503,566
Wells Fargo Factor Enhanced Large Cap Portfolio	0.20	0.21	2,385,886
Wells Fargo Factor Enhanced Small Cap Portfolio	0.21	0.22	583,572
Wells Fargo High Yield Corporate Bond Portfolio	0.04	0.06	36,728
Wells Fargo Investment Grade Corporate Bond Portfolio	0.08	0.09	232,006

			$5,681,922	101.07%

Wells Fargo Dynamic Target 2040 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

The Fund is subject to equity price risk and foreign currency risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S. Treasury securities	$17,975	$0	$0	$17,975
Investments measured at net asset value*				5,681,922

	17,975	0	0	5,699,897
Futures contracts	9,670	0	0	9,670

Total assets	$27,645	$0	$0	$5,709,567

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $5,681,922. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At May 31, 2019, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Dynamic Target 2045 Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name					Value
Investment Companies : 101.25%
Affiliated Master Portfolios : 101.25%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio					$250,447
Wells Fargo Emerging Markets Bond Portfolio					20,932
Wells Fargo Factor Enhanced Emerging Markets Portfolio					446,650
Wells Fargo Factor Enhanced International Portfolio					1,478,667
Wells Fargo Factor Enhanced Large Cap Portfolio					2,308,365
Wells Fargo Factor Enhanced Small Cap Portfolio					565,268
Wells Fargo High Yield Corporate Bond Portfolio					20,622
Wells Fargo Investment Grade Corporate Bond Portfolio					130,274

Total Investment Companies (Cost $4,955,441)					5,221,225

		Yield	Maturity date	Principal
Short-Term Investments : 0.35%
U.S. Treasury Securities : 0.35%
U.S. Treasury Bill #(z)		2.06%	6-25-2019	$18,000	17,975

Total Short-Term Investments (Cost $17,974)					17,975

Total investments in securities (Cost $4,973,415)	101.60%				5,239,200
Other assets and liabilities, net	(1.60)				(82,714)

Total net assets	100.00%				$5,156,486

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized loss
Long
Japanese Yen Futures	2	6-17-19	$227,474	$230,912	$3,438	$0
Short
S&P 500 E-Mini Index	(2)	6-21-19	(281,492)	(275,260)	6,232	0

					$9,670	$0

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.04%	0.04%	$250,447
Wells Fargo Emerging Markets Bond Portfolio	0.05	0.05	20,932
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.17	0.18	446,650
Wells Fargo Factor Enhanced International Portfolio	0.21	0.22	1,478,667
Wells Fargo Factor Enhanced Large Cap Portfolio	0.20	0.21	2,308,365
Wells Fargo Factor Enhanced Small Cap Portfolio	0.21	0.22	565,268
Wells Fargo High Yield Corporate Bond Portfolio	0.02	0.03	20,622
Wells Fargo Investment Grade Corporate Bond Portfolio	0.04	0.05	130,274

			$5,221,225	101.25%

Wells Fargo Dynamic Target 2045 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

The Fund is subject to equity price risk and foreign currency risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S. Treasury securities	$17,975	$0	$0	$17,975
Investments measured at net asset value*				5,221,225

	17,975	0	0	5,239,200
Futures contracts	9,670	0	0	9,670

Total assets	$27,645	$0	$0	$5,248,870

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $5,221,225. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

At May 31, 2019, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Dynamic Target 2050 Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name					Value
Investment Companies : 101.61%
Affiliated Master Portfolios : 101.61%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio					$152,767
Wells Fargo Emerging Markets Bond Portfolio					12,777
Wells Fargo Factor Enhanced Emerging Markets Portfolio					453,056
Wells Fargo Factor Enhanced International Portfolio					1,502,465
Wells Fargo Factor Enhanced Small Cap Portfolio					567,233
Wells Fargo Factor Enhanced Large Cap Portfolio					2,317,638
Wells Fargo High Yield Corporate Bond Portfolio					12,644
Wells Fargo Investment Grade Corporate Bond Portfolio					79,464

Total Investment Companies (Cost $4,838,359)					5,098,044

		Yield	Maturity date	Principal
Short-Term Investments : 0.36%
U.S. Treasury Securities : 0.36%
U.S. Treasury Bill #(z)		2.06%	6-25-2019	$18,000	17,975

Total Short-Term Investments (Cost $17,974)					17,975

Total investments in securities (Cost $4,856,333)	101.97%				5,116,019
Other assets and liabilities, net	(1.97)				(98,670)

Total net assets	100.00%				$5,017,349

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized loss
Long
Japanese Yen Futures	2	6-17-19	$227,474	$230,912	$3,438	$0
Short
S&P 500 E-Mini Index	(2)	6-21-19	(281,492)	(275,260)	6,232	0

					$9,670	$0

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.02%	0.02%	$152,767
Wells Fargo Emerging Markets Bond Portfolio	0.03	0.03	12,777
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.17	0.18	453,056
Wells Fargo Factor Enhanced International Portfolio	0.22	0.22	1,502,465
Wells Fargo Factor Enhanced Small Cap Portfolio	0.21	0.22	567,233
Wells Fargo Factor Enhanced Large Cap Portfolio	0.20	0.21	2,317,638
Wells Fargo High Yield Corporate Bond Portfolio	0.01	0.02	12,644
Wells Fargo Investment Grade Corporate Bond Portfolio	0.03	0.03	79,464

			$5,098,044	101.61%

Wells Fargo Dynamic Target 2050 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

The Fund is subject to equity price risk and foreign currency risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S. Treasury securities	$17,975	$0	$0	$17,975
Investments measured at net asset value*				5,098,044

	17,975	0	0	5,116,019
Futures contracts	9,670	0	0	9,670

Total assets	$27,645	$0	$0	$5,125,689

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $5,098,044. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

At May 31, 2019, the Fund did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Dynamic Target 2055 Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name				Shares	Value
Investment Companies : 101.31%
Affiliated Master Portfolios : 101.31%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio					$150,930
Wells Fargo Emerging Markets Bond Portfolio					12,623
Wells Fargo Factor Enhanced Emerging Markets Portfolio					447,564
Wells Fargo Factor Enhanced International Portfolio					1,484,039
Wells Fargo Factor Enhanced Large Cap Portfolio					2,289,983
Wells Fargo Factor Enhanced Small Cap Portfolio					560,636
Wells Fargo High Yield Corporate Bond Portfolio					12,493
Wells Fargo Investment Grade Corporate Bond Portfolio					78,508

Total Investment Companies (Cost $4,769,864)					5,036,776

		Yield	Maturity date	Principal
U.S. Treasury Securities : 0.36%
U.S. Treasury Bill #(z)		2.06%	6-25-2019	$18,000	17,975

Total U.S. Treasury Securities (Cost $17,974)					17,975

Total investments in securities (Cost $4,787,838)	101.67%				5,054,751
Other assets and liabilities, net	(1.67)				(83,199)

Total net assets	100.00%				$4,971,552

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Japanese Yen Futures	2	6-17-19	$227,474	$230,912	$3,438	$0
Short
S&P 500 E-Mini Index	(2)	6-21-19	(281,492)	(275,260)	6,232	0

					$9,670	$0

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.03%	0.02%	$150,930
Wells Fargo Emerging Markets Bond Portfolio	0.03	0.03	12,623
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.17	0.18	447,564
Wells Fargo Factor Enhanced International Portfolio	0.21	0.22	1,484,039
Wells Fargo Factor Enhanced Large Cap Portfolio	0.20	0.20	2,289,983
Wells Fargo Factor Enhanced Small Cap Portfolio	0.21	0.21	560,636
Wells Fargo High Yield Bond Portfolio	0.01	0.02	12,493
Wells Fargo Investment Grade Corporate Bond Portfolio	0.03	0.03	78,508

			$5,036,776	101.31%

Wells Fargo Dynamic Target 2055 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

The Fund is subject to equity price risk and foreign currency risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S. Treasury securities	$17,975	$0	$0	$17,975
Investments measured at net asset value*				5,036,776

	17,975	0	0	5,054,751
Futures contracts	9,670	0	0	9,670

Total assets	$27,645	$0	$0	$5,064,421

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $5,036,776. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At May 31, 2019, the Funds did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Dynamic Target 2060 Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name				Shares	Value
Investment Companies : 101.56%
Affiliated Master Portfolios : 101.56%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio					$155,591
Wells Fargo Emerging Markets Bond Portfolio					13,012
Wells Fargo Factor Enhanced Emerging Markets Portfolio					460,125
Wells Fargo Factor Enhanced International Portfolio					1,529,574
Wells Fargo Factor Enhanced Large Cap Portfolio					2,362,717
Wells Fargo Factor Enhanced Small Cap Portfolio					577,430
Wells Fargo High Yield Corporate Bond Portfolio					12,877
Wells Fargo Investment Grade Corporate Bond Portfolio					80,934
Total Investment Companies (Cost $4,919,761)					5,192,260

		Yield	Maturity date	Principal
U.S. Treasury Securities : 0.35%
U.S. Treasury Bill #(z)		2.06%	6-25-2019	18,000	17,975

Total U.S. Treasury Securities (Cost $17,974)					17,975

Total investments in securities (Cost $4,937,735)	101.91%				5,210,235
Other assets and liabilities, net	(1.91)				(97,578)

Total net assets	100.00%				$5,112,657

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Japanese Yen Futures	2	6-17-19	$227,474	$230,912	$3,438	$0
Short
S&P 500 E-Mini Index	(2)	6-21-19	(281,492)	(275,260)	6,232	0

					$9,670	$0

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.02%	0.03%	$155,591
Wells Fargo Emerging Markets Bond Portfolio	0.03	0.03	13,012
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.17	0.18	460,125
Wells Fargo Factor Enhanced International Portfolio	0.22	0.22	1,529,574
Wells Fargo Factor Enhanced Large Cap Portfolio	0.21	0.21	2,362,717
Wells Fargo Factor Enhanced Small Cap Portfolio	0.22	0.22	577,430
Wells Fargo High Yield Bond Portfolio	0.02	0.02	12,877
Wells Fargo Investment Grade Corporate Bond Portfolio	0.03	0.03	80,934

			$5,192,260	101.56%

Wells Fargo Dynamic Target 2060 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Futures contracts

The Fund is subject to equity price risk and foreign currency risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and foreign exchange rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S. Treasury securities	$17,975	$0	$0	$17,975
Investments measured at net asset value*				5,192,260

	17,975	0	0	5,210,235
Futures contracts	9,670	0	0	9,670

Total assets	$27,645	$0	$0	$5,219,905

*

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The Fund’s investments in the affiliated Master Portfolios are valued at $5,192,260. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At May 31, 2019, the Funds did not have any transfers into/out of Level 3.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index, before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index, before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Emerging Markets Bond Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name		Value
Investment Companies : 99.64%
Affiliated Master Portfolio : 99.64%
Wells Fargo Emerging Markets Bond Portfolio		$1,062,584

Total Investment Companies (Cost $1,027,452)		1,062,584

Total investments in securities (Cost $1,027,452)	99.64%	1,062,584
Other assets and liabilities, net	0.36	3,818

Total net assets	100.00%	$1,066,402

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Emerging Markets Bond Portfolio	2.37%	2.40%	$1,062,584	99.64%

Wells Fargo Emerging Markets Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2019, the Fund’s investment in Wells Fargo Emerging Markets Bond Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At May 31, 2019, the affiliated Master Portfolio valued at $1,062,584 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Factor Enhanced Emerging Markets Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name		Value
Investment Companies : 99.58%
Affiliated Master Portfolio : 99.58%
Wells Fargo Factor Enhanced Emerging Markets Portfolio		$954,460

Total Investment Companies (Cost $980,977)		954,460

Total investments in securities (Cost $980,977)	99.58%	954,460
Other assets and liabilities, net	0.42	3,980

Total net assets	100.00%	$958,440

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.39%	0.38%	$954,460	99.58%

Wells Fargo Factor Enhanced Emerging Markets Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2019, the Fund’s investment in Wells Fargo Factor Enhanced Emerging Markets Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At May 31, 2019, the affiliated Master Portfolio valued at $954,460 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Factor Enhanced International Fund	Portfolio of investments - May 31, 2019 (unaudited)

Security name		Value
Investment Companies : 99.60%
Affiliated Master Portfolio : 99.60%
Wells Fargo Factor Enhanced International Portfolio		$947,430
Total Investment Companies (Cost $924,220)		947,430

Total investments in securities (Cost $924,220)	99.60%	947,430
Other assets and liabilities, net	0.40	3,836

Total net assets	100.00%	$951,266

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Factor Enhanced International Portfolio	0.14%	0.14%	$947,430	99.60%

Wells Fargo Factor Enhanced International Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2019, the Fund’s investment in Wells Fargo Factor Enhanced International Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At May 31, 2019, the affiliated Master Portfolio valued at $947,430 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Factor Enhanced Large Cap Fund	Portfolio of investments - May 31, 2019 (unaudited)

Security name		Value
Investment Companies : 99.83%
Affiliated Master Portfolio : 99.83%
Wells Fargo Factor Enhanced Large Cap Portfolio		$996,220
Total Investment Companies (Cost $948,280)		996,220

Total investments in securities (Cost $948,280)	99.83%	996,220
Other assets and liabilities, net	0.17	1,737

Total net assets	100.00%	$997,957

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Factor Enhanced Large Cap Portfolio	0.09%	0.09%	$996,220	99.83%

Wells Fargo Factor Enhanced Large Cap Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2019, the Fund’s investment in Wells Fargo Factor Enhanced Large Cap Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At May 31, 2019, the affiliated Master Portfolio valued at $996,220 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Factor Enhanced Small Cap Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name		Value
Investment Companies : 99.75%
Affiliated Master Portfolio : 99.75%
Wells Fargo Factor Enhanced Small Cap Portfolio		$855,447

Total Investment Companies (Cost $892,605)		855,447

Total investments in securities (Cost $892,605)	99.75%	855,447
Other assets and liabilities, net	0.25	2,144

Total net assets	100.00%	$857,591

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Factor Enhanced Small Cap Portfolio	0.33%	0.33%	$855,447	99.75%

Wells Fargo Factor Enhanced Small Cap Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2019, the Fund’s investment in Wells Fargo Factor Enhanced Small Cap Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At May 31, 2019, the affiliated Master Portfolio valued at $855,447 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Government Securities Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 84.29%
FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$77,530	$77,441
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	1,069,992	1,057,958
FHLB	3.25	11-16-2028	4,240,000	4,559,571
FHLB	5.63	3-14-2036	6,020,000	8,256,211
FHLMC	5.00	6-1-2026	1,496,598	1,541,971
FHLMC	2.38	4-25-2023	885,549	886,105
FHLMC	2.46	3-25-2022	3,002,316	3,013,271
FHLMC	2.62	12-25-2026	3,989,100	4,012,703
FHLMC	2.75	3-25-2027	5,855,216	5,922,914
FHLMC	2.90	4-25-2026	6,381,124	6,553,608
FHLMC	3.00	5-15-2026	650,341	656,605
FHLMC	3.00	1-15-2054	140,754	142,527
FHLMC ±±	3.12	10-25-2031	160,000	163,465
FHLMC	3.50	8-1-2045	5,318,646	5,448,818
FHLMC	3.50	11-1-2045	9,631,823	9,867,561
FHLMC	3.50	12-1-2045	6,800,407	6,966,850
FHLMC	3.50	12-1-2045	2,076,673	2,127,445
FHLMC (11th District Cost of Funds +1.25%) ±	3.56	7-1-2032	369,289	371,809
FHLMC (1 Month LIBOR +1.18%) ±	3.62	12-15-2036	357,574	369,736
FHLMC (3 Year Treasury Constant Maturity +2.24%) ±	3.63	5-1-2026	30,045	30,277
FHLMC	4.00	12-15-2024	1,835,421	1,892,126
FHLMC	4.00	6-1-2044	4,686,467	4,868,397
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.33	6-1-2032	20,282	20,922
FHLMC	4.50	3-1-2042	401,574	429,668
FHLMC	4.50	9-1-2044	3,371,089	3,562,675
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.51	7-1-2029	89,037	91,865
FHLMC (12 Month LIBOR +1.75%) ±	4.60	7-1-2038	1,576,841	1,654,016
FHLMC (1 Year Treasury Constant Maturity +2.14%) ±	4.62	10-1-2026	127,434	131,490
FHLMC (12 Month LIBOR +1.91%) ±	4.66	9-1-2031	3,216	3,257
FHLMC (12 Month LIBOR +1.91%) ±	4.66	9-1-2031	43,269	43,550
FHLMC (12 Month LIBOR +2.00%) ±	4.97	1-1-2038	1,041,215	1,101,916
FHLMC	5.00	6-1-2019	945	954
FHLMC	5.00	8-1-2019	18,514	18,978
FHLMC	5.00	10-1-2019	14,052	14,404
FHLMC	5.00	2-1-2020	66,419	68,084
FHLMC	5.00	8-1-2040	1,034,429	1,114,830
FHLMC	5.50	7-1-2035	3,030,040	3,303,267
FHLMC	5.50	12-1-2038	1,930,938	2,101,961
FHLMC	6.00	10-1-2032	26,066	29,266
FHLMC	6.00	5-25-2043	4,186,832	4,701,333
FHLMC (1 Year Treasury Constant Maturity +2.13%) ±	6.38	1-1-2026	51,700	50,152
FHLMC	6.50	4-1-2021	1,109	1,116
FHLMC	6.50	4-1-2022	26,784	29,648
FHLMC	6.50	9-1-2028	14,458	16,090
FHLMC	6.50	9-1-2028	18,004	19,931
FHLMC	6.50	7-1-2031	2	3
FHLMC	7.00	12-1-2023	2,142	2,302
FHLMC	7.00	12-1-2026	1,817	1,847
FHLMC	7.00	12-1-2026	372	398
FHLMC	7.00	4-1-2029	1,293	1,472
FHLMC	7.00	5-1-2029	7,630	8,721
FHLMC	7.00	4-1-2032	84,652	97,277
FHLMC	7.50	11-1-2031	182,969	210,773
FHLMC	7.50	4-1-2032	155,041	176,870
FHLMC	8.00	8-1-2023	6,108	6,421
FHLMC	8.00	6-1-2024	3,377	3,614
FHLMC	8.00	6-1-2024	2,474	2,496
FHLMC	8.00	6-1-2024	4,656	4,767
FHLMC	8.00	8-1-2026	13,246	15,037
FHLMC	8.00	11-1-2026	12,573	14,191
FHLMC	8.00	11-1-2028	7,936	8,553
FHLMC	8.50	7-1-2022	807	814
FHLMC	8.50	12-1-2025	8,329	9,039
FHLMC	8.50	5-1-2026	1,154	1,229
FHLMC	8.50	8-1-2026	4,613	4,656
FHLMC	8.50	8-1-2026	16,008	16,038
FHLMC	9.00	1-1-2020	1	1
FHLMC	9.00	2-1-2020	17	17

1

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FHLMC	9.00%	3-1-2020	$123	$123
FHLMC	9.00	9-1-2020	4	4
FHLMC	9.00	9-1-2020	148	148
FHLMC	9.00	12-1-2020	1	1
FHLMC	9.00	3-1-2021	306	307
FHLMC	9.00	4-1-2021	63	65
FHLMC	9.00	4-1-2021	78	78
FHLMC	9.00	7-1-2021	981	983
FHLMC	9.00	8-1-2021	76	78
FHLMC	9.00	7-1-2022	43	43
FHLMC	9.00	9-1-2024	171	172
FHLMC	9.50	8-1-2019	1	1
FHLMC	9.50	2-1-2020	1	1
FHLMC	9.50	6-1-2020	6	6
FHLMC	9.50	8-1-2020	24	25
FHLMC	9.50	9-1-2020	6	6
FHLMC	9.50	9-1-2020	122	123
FHLMC	9.50	9-1-2020	5	5
FHLMC	9.50	10-1-2020	11	11
FHLMC	9.50	10-1-2020	6	6
FHLMC	9.50	11-1-2020	15	15
FHLMC	9.50	5-1-2021	60	62
FHLMC	9.50	9-17-2022	25,617	25,643
FHLMC	9.50	4-1-2025	12,748	12,867
FHLMC	10.00	12-1-2019	17	17
FHLMC	10.00	3-1-2020	1	1
FHLMC	10.00	6-1-2020	3	3
FHLMC	10.00	8-1-2020	6	6
FHLMC	10.00	10-1-2021	1,109	1,115
FHLMC	10.00	8-17-2022	731	735
FHLMC	10.00	2-17-2025	46,214	46,347
FHLMC	10.50	12-1-2019	1,899	1,897
FHLMC	10.50	5-1-2020	23	23
FHLMC	10.50	8-1-2020	880	881
FHLMC Multifamily Structured Pass-through Series K075 Class A2 ±±	3.65	2-25-2028	4,370,000	4,712,786
FHLMC Series 2015-SC01 Class 1A	3.50	5-25-2045	2,205,513	2,233,272
FHLMC Series 2882 Class TF (1 Month LIBOR +0.25%) ±	2.69	10-15-2034	134,792	134,832
FHLMC Series 3948 Class DA	3.00	12-15-2024	68,840	68,836
FHLMC Series 4218 Class DF (1 Month LIBOR +0.25%) ±	2.69	7-15-2042	676,664	673,952
FHLMC Series K020 Class X1 ±±(c)	1.40	5-25-2022	43,674,366	1,522,860
FHLMC Series K032 Class A2 ±±	3.31	5-25-2023	2,800,000	2,904,299
FHLMC Series K039 Class A2	3.30	7-25-2024	325,000	339,167
FHLMC Series KF15 Class A (1 Month LIBOR +0.67%) ±	3.15	2-25-2023	347,789	347,879
FHLMC Series KJ14 Class A1	2.20	11-25-2023	3,382,924	3,378,202
FHLMC Series M036 Class A	4.16	12-15-2029	3,605,000	3,851,726
FHLMC Series T-15 Class A6 (1 Month LIBOR +0.40%) ±	2.83	11-25-2028	201,770	202,220
FHLMC Series T-23 Class A (1 Month LIBOR +0.14%) ±	2.57	5-25-2030	583,648	582,236
FHLMC Series T-35 Class A (1 Month LIBOR +0.14%) ±	2.76	9-25-2031	713,757	706,897
FHLMC Series T-42 Class A6	9.50	2-25-2042	756,988	926,625
FHLMC Series T-55 Class 2A1 ±±	3.99	3-25-2043	378,231	378,373
FHLMC Series T-57 Class 1A1	6.50	7-25-2043	974,435	1,138,422
FHLMC Series T-57 Class 2A1 ±±	4.13	7-25-2043	1,900,121	2,041,493
FHLMC Series T-62 Class 1A1 (12 Month Treasury Average +1.20%) ±	3.68	10-25-2044	1,039,808	1,049,488
FHLMC Series T-67 Class 1A1C ±±	3.96	3-25-2036	716,254	717,641
FHLMC Series T-67 Class 2A1C ±±	3.76	3-25-2036	1,327,311	1,306,386
FHLMC Series T-75 Class A1 (1 Month LIBOR +0.04%) ±	2.52	12-25-2036	473,040	473,095
FNMA ¤	0.00	5-15-2030	7,700,000	5,782,260
FNMA	1.71	12-1-2022	2,931,376	2,901,269
FNMA	1.78	5-1-2020	887,430	881,624
FNMA (11th District Cost of Funds +1.26%) ±	2.49	5-1-2036	1,165,613	1,161,134
FNMA (12 Month LIBOR +1.61%) ±	2.49	5-1-2046	4,936,790	4,978,058
FNMA	2.50	4-25-2039	33,391	33,166
FNMA	2.55	3-1-2022	1,599,096	1,617,249
FNMA (1 Month LIBOR +0.25%) ±	2.68	6-27-2036	97,013	95,238
FNMA (11th District Cost of Funds +1.58%) ±	2.70	5-1-2023	71,772	71,793
FNMA (1 Month LIBOR +0.35%) ±	2.78	2-25-2032	529,567	529,941
FNMA ±±	2.79	2-25-2027	10,000,000	10,140,585
FNMA (11th District Cost of Funds +1.25%) ±	2.81	9-1-2027	166,836	167,855

2

Wells Fargo Government Securities Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	2.86%	11-1-2021	$2,533,088	$2,577,246
FNMA	2.91	1-1-2024	2,790,706	2,902,492
FNMA	3.00	5-1-2027	1,297,955	1,322,169
FNMA %%	3.00	6-18-2034	14,910,000	15,127,826
FNMA	3.00	4-1-2045	123,346	124,500
FNMA	3.00	11-1-2045	9,941,996	10,035,025
FNMA	3.00	12-1-2045	22,902,327	23,116,628
FNMA	3.00	12-1-2046	766,740	773,442
FNMA	3.02	2-1-2026	6,168,444	6,367,983
FNMA	3.31	9-25-2020	2,640,391	2,658,587
FNMA	3.38	9-1-2020	1,851,479	1,874,586
FNMA (11th District Cost of Funds +1.25%) ±	3.40	5-1-2036	399,733	412,077
FNMA	3.48	3-1-2029	927,824	984,534
FNMA	3.49	12-1-2020	3,336,971	3,387,229
FNMA %%	3.50	6-18-2034	13,320,000	13,686,040
FNMA	3.50	2-1-2043	56,005	57,562
FNMA	3.50	2-1-2045	1,859,763	1,906,576
FNMA ##	3.50	4-1-2045	5,323,040	5,452,095
FNMA	3.50	8-1-2045	680,193	696,371
FNMA	3.50	12-1-2045	2,539,286	2,599,680
FNMA	3.50	2-1-2046	2,448,759	2,506,991
FNMA	3.63	3-1-2029	390,000	416,888
FNMA	3.77	3-1-2029	997,915	1,077,394
FNMA	3.86	3-1-2029	846,939	919,993
FNMA	4.00	10-25-2025	167,520	2,682
FNMA ##	4.00	4-1-2046	14,308,135	14,836,234
FNMA	4.00	3-1-2047	1,525,095	1,598,436
FNMA %%	4.00	6-13-2049	1,475,000	1,522,246
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.33	6-1-2032	112,461	116,839
FNMA (1 Year Treasury Constant Maturity +2.30%) ±	4.42	6-1-2034	377,872	392,687
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.46	9-1-2031	29,204	30,609
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	4.48	9-1-2031	204,407	212,950
FNMA (12 Month LIBOR +1.54%) ±	4.50	1-1-2043	358,933	370,640
FNMA	4.50	1-1-2026	94,883	96,570
FNMA	4.50	10-1-2046	409,793	430,188
FNMA %%	4.50	6-13-2049	20,177,000	21,078,660
FNMA (12 Month LIBOR +1.78%) ±	4.53	8-1-2036	539,460	565,050
FNMA (12 Month LIBOR +1.73%) ±	4.60	9-1-2036	381,993	396,905
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.61	12-1-2040	24,748	25,976
FNMA (12 Month LIBOR +1.63%) ±	4.63	4-1-2032	70,895	71,388
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.64	11-1-2031	120,866	126,747
FNMA	4.68	2-1-2020	2,996,393	3,036,677
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.69	12-1-2034	438,478	458,111
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.76	2-1-2027	2,297	2,296
FNMA (1 Year Treasury Constant Maturity +2.42%) ±	4.83	10-1-2027	115,082	118,945
FNMA	5.00	4-1-2023	167,392	173,525
FNMA	5.00	6-1-2023	314,222	322,173
FNMA	5.00	3-1-2034	450,008	483,260
FNMA	5.00	8-1-2040	5,546,207	5,969,705
FNMA	5.00	10-1-2040	674,299	726,172
FNMA	5.00	1-1-2042	518,770	558,301
FNMA %%	5.00	6-13-2049	4,025,000	4,248,262
FNMA (1 Year Treasury Constant Maturity +2.32%) ±	5.14	7-1-2026	117,270	121,381
FNMA	5.39	1-1-2024	1,489,531	1,582,885
FNMA	5.50	6-1-2020	78,928	79,255
FNMA	5.50	11-1-2023	55,964	58,322
FNMA	5.50	1-1-2025	26,165	27,043
FNMA	5.50	1-1-2025	127,624	132,017
FNMA	5.50	9-1-2033	1,814,374	1,991,998
FNMA	5.50	9-1-2033	694,913	762,202
FNMA	5.50	8-1-2035	505,841	554,890
FNMA	5.50	1-1-2037	530,833	582,440
FNMA	5.50	4-1-2040	1,385,971	1,521,240
FNMA	5.61	2-1-2021	833,592	847,574
FNMA	5.67	11-1-2021	4,959,314	5,214,933
FNMA	5.75	5-1-2021	3,093,248	3,232,370
FNMA	5.95	6-1-2024	1,570,612	1,668,959
FNMA	6.00	3-1-2024	55,743	60,486

3

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA	6.00%	1-1-2028	$809,861	$878,764
FNMA	6.00	2-1-2035	1,143,984	1,252,698
FNMA	6.00	11-1-2037	443,370	497,476
FNMA	6.00	7-1-2038	158,478	177,860
FNMA (6 Month LIBOR +2.86%) ±	6.23	4-1-2033	11,552	11,961
FNMA	6.50	1-1-2024	16,123	17,837
FNMA	6.50	3-1-2028	13,274	14,051
FNMA	6.50	12-1-2029	188,944	212,440
FNMA	6.50	11-1-2031	43,703	48,718
FNMA	6.50	7-1-2036	321,121	375,624
FNMA	6.50	7-1-2036	295,700	336,810
FNMA	6.50	7-25-2042	1,338,002	1,534,893
FNMA (6 Month LIBOR +3.13%) ±	6.61	7-1-2033	138,498	141,621
FNMA	7.00	11-1-2026	4,809	5,126
FNMA	7.00	9-1-2031	3,587	3,587
FNMA	7.00	1-1-2032	2,029	2,244
FNMA	7.00	2-1-2032	79,071	92,840
FNMA	7.00	10-1-2032	170,657	201,525
FNMA	7.00	2-1-2034	1,895	2,131
FNMA	7.00	4-1-2034	121,239	140,785
FNMA	7.00	1-1-2036	6,234	6,607
FNMA	7.50	9-1-2031	78,825	92,622
FNMA	7.50	11-25-2031	325,739	379,509
FNMA	7.50	2-1-2032	27,171	31,071
FNMA	7.50	10-1-2037	777,603	947,951
FNMA	8.00	5-1-2027	26,360	26,505
FNMA	8.00	6-1-2028	4,192	4,543
FNMA	8.00	2-1-2030	51,763	56,369
FNMA	8.00	7-1-2031	863,625	981,262
FNMA	8.50	8-1-2024	4,870	4,875
FNMA	8.50	5-1-2026	84,055	91,025
FNMA	8.50	7-1-2026	20,411	20,926
FNMA	8.50	10-1-2026	53	53
FNMA	8.50	10-1-2026	3,136	3,139
FNMA	8.50	11-1-2026	6,589	6,764
FNMA	8.50	11-1-2026	25,828	26,097
FNMA	8.50	12-1-2026	14,155	15,510
FNMA	8.50	12-1-2026	243	243
FNMA	8.50	12-1-2026	115,027	127,536
FNMA	8.50	2-1-2027	163	178
FNMA	8.50	2-1-2027	5,851	5,857
FNMA	8.50	3-1-2027	724	766
FNMA	8.50	6-1-2027	58,967	60,739
FNMA	9.00	3-1-2021	3,839	3,859
FNMA	9.00	6-1-2021	44	45
FNMA	9.00	7-1-2021	590	590
FNMA	9.00	8-1-2021	47	49
FNMA	9.00	10-1-2021	583	586
FNMA	9.00	1-1-2025	14,265	15,420
FNMA	9.00	3-1-2025	1,729	1,731
FNMA	9.00	3-1-2025	852	853
FNMA	9.00	4-1-2025	51	51
FNMA	9.00	7-1-2028	3,949	3,974
FNMA	9.50	11-1-2020	18	18
FNMA	9.50	12-15-2020	2,720	2,739
FNMA	9.50	6-1-2022	353	355
FNMA	9.50	7-1-2028	5,232	5,241
FNMA	11.00	10-15-2020	80	81
FNMA Series 1989-100 Class Z	8.75	12-25-2019	715	717
FNMA Series 1989-63 Class Z	9.40	10-25-2019	129	130
FNMA Series 1990-144 Class W	9.50	12-25-2020	9,220	9,567
FNMA Series 1990-75 Class Z	9.50	7-25-2020	5,106	5,200
FNMA Series 1990-84 Class Y	9.00	7-25-2020	1,603	1,638
FNMA Series 1990-96 Class Z	9.67	8-25-2020	21,315	21,848
FNMA Series 1991-5 Class Z	8.75	1-25-2021	2,120	2,130
FNMA Series 1991-85 Class Z	8.00	6-25-2021	12,552	12,997
FNMA Series 1992-45 Class Z	8.00	4-25-2022	34,778	36,576

4

Wells Fargo Government Securities Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA Series 1999-W6 Class A ±±	9.16%	9-25-2028	$208	$207
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	640,416	728,172
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	756,168	882,285
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	205,348	246,068
FNMA Series 2002-T12 Class A5 ±±	4.86	10-25-2041	805,879	829,087
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	3,733,054	4,324,333
FNMA Series 2002-T5 Class A1 (1 Month LIBOR +0.24%) ±	2.67	5-25-2032	164,833	162,717
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	542,513	610,899
FNMA Series 2003-T2 Class A1 (1 Month LIBOR +0.14%) ±	2.76	3-25-2033	1,006,315	986,692
FNMA Series 2003-W09 Class A (1 Month LIBOR +0.12%) ±	2.55	6-25-2033	86,612	85,103
FNMA Series 2003-W1 Class 1A1 ±±	5.35	12-25-2042	553,577	596,271
FNMA Series 2003-W11 Class A1 ±±	5.75	6-25-2033	49,812	51,994
FNMA Series 2003-W3 Class 1A4 ±±	4.22	8-25-2042	2,280,966	2,379,326
FNMA Series 2003-W5 Class A (1 Month LIBOR +0.11%) ±	2.54	4-25-2033	294,233	287,880
FNMA Series 2003-W6 Class 6A ±±	4.44	8-25-2042	1,237,049	1,263,276
FNMA Series 2003-W6 Class PT4 ±±	8.51	10-25-2042	1,244,903	1,556,537
FNMA Series 2003-W8 Class PT1 ±±	9.58	12-25-2042	462,862	533,205
FNMA Series 2004-79 Class FA (1 Month LIBOR +0.29%) ±	2.72	8-25-2032	32,159	32,159
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	395,996	449,530
FNMA Series 2004-W01 Class 2A2	7.00	12-25-2033	1,035,138	1,176,844
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	716,049	830,410
FNMA Series 2005-71 Class DB	4.50	8-25-2025	490,942	499,912
FNMA Series 2007-W10 Class 2A ±±	6.32	8-25-2047	338,639	372,682
FNMA Series 2011-15 Class HI (c)	5.50	3-25-2026	205,796	6,323
FNMA Series 2013-17 Class PC	2.00	3-25-2039	1,445,718	1,442,812
FNMA Series 2014-20 Class TM ±±	4.68	4-25-2044	1,309,972	1,462,655
FNMA Series 2018-M13 Class A2 ±±	3.70	9-25-2030	460,000	496,723
FNMA Series G-8 Class E	9.00	4-25-2021	13,980	14,305
FNMA Series G92-30 Class Z	7.00	6-25-2022	19,719	20,256
FNMA Series G93-39 Class ZQ	6.50	12-25-2023	837,931	887,622
GNMA ±±	1.68	4-20-2069	12,524,216	513,279
GNMA (1 Year Treasury Constant Maturity +0.45%) ±	2.86	5-20-2066	5,119,039	5,130,596
GNMA	3.00	11-20-2045	10,611,114	10,789,117
GNMA (1 Month LIBOR +0.70%) ±	3.19	8-20-2065	3,522,659	3,548,874
GNMA (1 Month LIBOR +0.73%) ±	3.22	9-20-2063	4,095,941	4,115,657
GNMA (1 Month LIBOR +0.90%) ±	3.39	8-20-2065	3,727,789	3,765,560
GNMA (1 Month LIBOR +0.90%) ±	3.39	4-20-2066	4,906,284	4,958,960
GNMA	3.50	12-20-2047	13,697,705	14,086,344
GNMA %%	3.50	6-20-2049	8,105,000	8,330,420
GNMA (1 Year Treasury Constant Maturity +1.50%) ±	4.00	8-20-2020	20,095	20,118
GNMA	4.00	11-15-2024	1,291,971	1,333,669
GNMA	4.00	12-20-2047	10,256,623	10,632,320
GNMA (1 Year Treasury Constant Maturity +1.50%) ±	4.13	11-20-2020	13,831	13,872
GNMA	4.25	6-20-2036	451,601	474,346
GNMA	4.50	10-20-2048	3,068,293	3,190,529
GNMA	5.00	7-20-2040	1,157,581	1,242,864
GNMA %%	5.00	6-20-2049	6,085,000	6,358,825
GNMA	5.50	4-20-2034	661,793	712,624
GNMA	6.00	8-20-2034	104,328	112,648
GNMA	6.50	12-15-2025	6,893	7,543
GNMA	6.50	5-15-2029	620	679
GNMA	6.50	5-15-2031	1,230	1,345
GNMA	6.50	9-20-2033	44,314	51,193
GNMA	7.00	12-15-2022	8,684	8,952
GNMA	7.00	5-15-2026	1,744	1,843
GNMA	7.00	3-15-2028	35,130	37,283
GNMA	7.00	4-15-2031	902	915
GNMA	7.00	8-15-2031	18,688	19,301
GNMA	7.00	3-15-2032	14,015	14,232
GNMA	7.34	10-20-2021	19,331	19,438
GNMA	7.34	9-20-2022	6,337	6,342
GNMA	8.00	6-15-2023	2,662	2,804
GNMA	8.00	12-15-2023	145,586	156,115
GNMA	8.00	2-15-2024	533	567
GNMA	8.00	9-15-2024	2,714	2,746
GNMA	8.00	6-15-2025	53	53
GNMA	8.35	4-15-2020	4,367	4,370
GNMA	8.40	5-15-2020	7,533	7,538

5

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Government Securities Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	9.50%	10-20-2019	$68	$68
GNMA Series 2002-53 Class IO ±±(c)	0.60	4-16-2042	407,328	4
GNMA Series 2005-23 Class IO ±±(c)	0.02	6-17-2045	1,749,486	969
GNMA Series 2006-32 Class XM ±±(c)	0.03	11-16-2045	5,892,983	5,583
GNMA Series 2006-68 Class D ±±	5.31	12-16-2037	339,533	339,536
GNMA Series 2007-69 Class D ±±	5.25	6-16-2041	454,836	468,911
GNMA Series 2008-22 Class XM ±± (c)	1.00	2-16-2050	13,750,215	347,222
GNMA Series 2010-158 Class EI	4.00	12-16-2025	8,551,288	688,278
GNMA Series 2012-12 Class HD	2.00	5-20-2062	555,544	552,720
GNMA Series 2016-H07 Class FE (1 Month LIBOR +1.15%) ±	3.64	3-20-2066	4,283,364	4,372,099
GNMA Series 2016-H07 Class FH (1 Month LIBOR +1.00%) ±	3.49	2-20-2066	3,903,810	3,960,827
Resolution Funding Corporation STRIPS ¤	0.00	7-15-2020	14,300,000	13,970,838
Resolution Funding Corporation STRIPS ¤	0.00	4-15-2030	6,100,000	4,598,121
Resolution Funding Corporation STRIPS ¤	0.00	5-15-2039	8,275,000	4,995,581
TVA ¤	0.00	11-1-2025	10,000,000	8,531,928
TVA	2.88	2-1-2027	2,430,000	2,519,045
TVA	4.25	9-15-2065	2,600,000	3,240,380
TVA	4.63	9-15-2060	7,550,000	9,947,804
TVA	5.88	4-1-2036	4,380,000	6,025,930
Total Agency Securities (Cost $488,996,445)				499,841,621

Asset-Backed Securities : 1.00%
MMAF Equipment Finance LLC Series 2017-AA Class A4 144A	2.41	8-16-2024	4,445,000	4,449,383
Tesla Auto Lease Trust Series 2018-B Class A 144A	3.71	8-20-2021	1,483,452	1,503,853
Total Asset-Backed Securities (Cost $5,928,461)				5,953,236

Corporate Bonds and Notes : 0.70%
Financials : 0.70%
Mortgage REITs : 0.70%
American Tower Trust I 144A	3.65	3-15-2048	4,000,000	4,145,812

Total Corporate Bonds and Notes (Cost $4,000,000)				4,145,812

Municipal Obligations : 1.62%
New Jersey : 0.59%
GO Revenue : 0.59%
Newark NJ	3.75	11-1-2019	3,515,000	3,527,830

Texas : 1.03%
Miscellaneous Revenue : 1.03%
San Antonio TX Retama Development Corporation	10.00	12-15-2020	5,405,000	6,092,246

Total Municipal Obligations (Cost $9,301,543)				9,620,076

Non-Agency Mortgage-Backed Securities : 6.07%
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	305,000	316,701
CD Commercial Mortgage Trust Series 2017-6 Class A5	3.46	11-13-2050	2,340,000	2,434,470
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A 144A	2.81	4-10-2028	5,000,000	5,005,873
GS Mortgage Backed Securities Series 2019- PJ1 Class A6 144A±±	4.00	8-25-2049	1,824,904	1,853,832
GS Mortgage Securities Trust Series 2013-G1 Class A2 144A±±	3.56	4-10-2031	5,349,842	5,457,221
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2015-C28 Class A4	3.23	10-15-2048	5,000,000	5,120,809
Mello Warehouse Securitization Series 2019 -1 Class A (1 Month LIBOR +0.80%) 144A±(a)	3.24	6-25-2052	3,000,000	3,000,000
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	4,900,000	5,065,217
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	2,581,000	2,682,663
Vendee Mortgage Trust Series 1995-1 Class 4 ±±	8.30	2-15-2025	144,062	159,316
Vendee Mortgage Trust Series 1995-2C Class 3A	8.79	6-15-2025	187,455	211,351

6

Wells Fargo Government Securities Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
Vendee Mortgage Trust Series 2011-1 Class DA		3.75%	2-15-2035	$1,162,888	$1,174,081
Verus Securitization Trust Series 2019-2 Class A1 144A±±		3.21	4-25-2059	3,500,000	3,499,930
Total Non-Agency Mortgage-Backed Securities (Cost $35,839,995)					35,981,464

U.S. Treasury Securities : 8.78%
TIPS		1.38	2-15-2044	2,994,548	3,424,227
U.S. Treasury Bond		2.50	5-15-2046	3,600,000	3,550,078
U.S. Treasury Bond ##		3.63	8-15-2043	5,170,000	6,186,228
U.S. Treasury Bond		3.63	2-15-2044	7,065,000	8,461,441
U.S. Treasury Bond ##		3.75	8-15-2041	3,310,000	4,023,977
U.S. Treasury Bond ##		3.75	11-15-2043	9,770,000	11,920,545
U.S. Treasury Bond ##		4.25	11-15-2040	10,330,000	13,426,579
U.S. Treasury Note		2.38	5-15-2029	1,070,000	1,092,821
Total U.S. Treasury Securities (Cost $47,946,038)					52,085,896

Yankee Corporate Bonds and Notes : 0.42%
Financials : 0.42%
Banks : 0.42%
Inter-American Development Bank		7.00	6-15-2025	2,000,000	2,520,102

Total Yankee Corporate Bonds and Notes (Cost $2,394,546)					2,520,102

Yankee Government Bonds : 5.43%
Hashemite Kingdom of Jordan		3.00	6-30-2025	10,636,000	10,959,729
State of Israel		5.50	12-4-2023	9,030,000	10,333,584
Ukraine		1.47	9-29-2021	11,090,000	10,905,806
Total Yankee Government Bonds (Cost $32,760,889)					32,199,119

		Yield		Shares
Short-Term Investments : 3.10%
Investment Companies : 2.72%
Wells Fargo Government Money Market Fund Select Class ##(l)(u)		2.30		16,125,227	16,125,227

		Interest Rate		Principal
U.S. Treasury Securities : 0.38%
U.S. Treasury Bill (z)#		1.74	6-13-2019	$2,225,000	2,223,602

Total Short-Term Investments (Cost $18,348,743)					18,348,829

Total investments in securities (Cost $645,516,660)	111.41%				660,696,155
Other assets and liabilities, net	(11.41)				(67,666,941)

Total net assets	100.00%				$593,029,214

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

±	Variable rate investment. The rate shown is the rate in effect at period end.
(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

¤	The security is issued in zero coupon form with no periodic interest payments.
%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

7

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Government Securities Fund

(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

FDIC	Federal Deposit Insurance Corporation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
STRIPS	Separate trading of registered interest and principal securities
TIPS	Treasury inflation-protected securities
TVA	Tennessee Valley Authority

8

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	87	9-19-2019	$10,839,804	$11,027,250	$187,446	$0
5-Year U.S. Treasury Notes	312	9-30-2019	36,209,562	36,618,563	409,001	0
Short
U.S. Long Term Bonds	(117)	9-19-2019	(17,666,738)	(17,985,094)	0	(318,356)
U.S. Ultra Bond	(42)	9-19-2019	(7,199,315)	(7,382,813)	0	(183,498)
10-Year Ultra Futures	(66)	9-19-2019	(8,901,631)	(9,012,094)	0	(110,463)
2-Year U.S. Treasury Notes	(13)	9-30-2019	(2,780,456)	(2,790,734)	0	(10,278)

					$596,447	$(622,595)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	18,303,812	151,508,407	153,686,992	16,125,227	$16,125,227	2.72%

Wells Fargo Government Securities Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$499,841,621	$0	$499,841,621
Asset-backed securities	0	5,953,236	0	5,953,236
Corporate bonds and notes	0	4,145,812	0	4,145,812
Municipal obligations	0	9,620,076	0	9,620,076
Non-agency mortgage-backed securities	0	35,981,464	0	35,981,464
U.S. Treasury securities	52,085,896	0	0	52,085,896
Yankee corporate bonds and notes	0	2,520,102		2,520,102
Yankee government bonds	0	32,199,119	0	32,199,119
Short-term investments
Investment companies	16,125,227	0	0	16,125,227
U.S. Treasury securities	2,223,602	0	0	2,223,602

	70,434,725	590,261,430	0	660,696,155
Futures contracts	596,447	0	0	596,447

Total assets	$71,031,172	$590,261,430	$0	$661,292,602

Liabilities
Futures contracts	$622,595	0	0	$622,595

Total liabilities	$622,595	$0	$0	$622,595

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date

At May 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo High Yield Bond Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Shares	Value
Common Stocks : 8.08%
Consumer Staples : 0.23%
Food Products : 0.23%
Lamb Weston Holdings Incorporated	15,000	$888,750

Health Care : 0.90%
Health Care Equipment & Supplies : 0.21%
Danaher Corporation	6,000	792,060

Health Care Providers & Services : 0.16%
HCA Holdings Incorporated	5,000	604,800

Life Sciences Tools & Services : 0.17%
Agilent Technologies Incorporated	10,000	670,500

Pharmaceuticals : 0.36%
Bristol-Myers Squibb Company	30,000	1,361,100

Industrials : 1.06%
Aerospace & Defense : 0.79%
Curtiss-Wright Corporation	10,000	1,114,900
Huntington Ingalls Industries Incorporated	5,000	1,025,600
Raytheon Company	5,000	872,500
		3,013,000

Machinery : 0.27%
John Bean Technologies Corporation	10,000	1,025,500

Information Technology : 2.96%
Electronic Equipment, Instruments & Components : 0.23%
Amphenol Corporation Class A	10,000	870,000

IT Services : 0.99%
Akamai Technologies Incorporated †	30,000	2,260,800
Leidos Holdings Incorporated	20,000	1,506,600
		3,767,400

Semiconductors & Semiconductor Equipment : 1.06%
Advanced Micro Devices Incorporated †	15,000	411,150
Applied Materials Incorporated	10,000	386,900
Broadcom Incorporated	5,000	1,258,200
Cypress Semiconductor Corporation	35,000	623,700
Microchip Technology Incorporated	7,000	560,210
Micron Technology Incorporated †	25,000	815,250
		4,055,410

Software : 0.66%
Adobe Systems Incorporated †	3,500	948,150
Nutanix Incorporated Class A †	5,000	140,350
Salesforce.com Incorporated †	5,000	757,050
ServiceNow Incorporated †	2,500	654,825
		2,500,375

Technology Hardware, Storage & Peripherals : 0.02%
Pure Storage Incorporated Class A †	5,000	79,300

1

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo High Yield Bond Fund

Security name			Shares	Value
Materials : 1.43%
Chemicals : 1.43%
Celanese Corporation Series A			15,000	$1,423,950
Eastman Chemical Company			10,000	649,200
Huntsman Corporation			22,000	382,140
LyondellBasell Industries NV Class A			40,000	2,970,000
				5,425,290

Real Estate : 0.37%
Equity REITs : 0.37%
Iron Mountain Incorporated			20,000	613,000
Saul Centers Incorporated			15,000	805,350
				1,418,350

Utilities : 1.13%
Gas Utilities : 0.80%
Atmos Energy Corporation			30,000	3,054,000

Multi-Utilities : 0.33%
DTE Energy Company			10,000	1,254,700

Total Common Stocks (Cost $30,451,660)				30,780,535

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 74.79%
Communication Services : 2.92%
Media : 2.92%
CCO Holdings LLC 144A	5.75%	2-15-2026	$3,000,000	3,112,500
McGraw-Hill Global Education Holdings LLC 144A«	7.88	5-15-2024	5,500,000	4,984,375
Sinclair Television Group Incorporated 144A	5.63	8-1-2024	3,000,000	3,030,000
				11,126,875

Consumer Discretionary : 3.32%
Auto Components : 2.50%
Allison Transmission Incorporated 144A	5.00	10-1-2024	1,000,000	993,200
Dana Holding Corporation	5.50	12-15-2024	1,500,000	1,494,465
Goodyear Tire & Rubber Company «	5.13	11-15-2023	2,500,000	2,488,675
Tenneco Incorporated «	5.00	7-15-2026	6,000,000	4,552,500
				9,528,840

Hotels, Restaurants & Leisure : 0.82%
Speedway Motorsports Incorporated	5.13	2-1-2023	3,115,000	3,122,788

Consumer Staples : 4.92%
Food Products : 4.39%
Dean Foods Company 144A	6.50	3-15-2023	5,000,000	2,875,000
Lamb Weston Holdings Incorporated 144A	4.63	11-1-2024	1,000,000	997,500
Lamb Weston Holdings Incorporated 144A	4.88	11-1-2026	3,000,000	3,007,500
Post Holdings Incorporated 144A	5.00	8-15-2026	10,000,000	9,837,500
				16,717,500

Household Products : 0.53%
Spectrum Brands Incorporated	5.75	7-15-2025	2,000,000	2,029,900

2

Wells Fargo High Yield Bond Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Energy : 1.22%
Energy Equipment & Services : 0.27%
NGPL PipeCo LLC 144A	4.88%	8-15-2027	$1,000,000	$1,027,500

Oil, Gas & Consumable Fuels : 0.95%
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	3,500,000	3,622,570

Financials : 2.19%
Banks : 0.84%
Bank of America Corporation (3 Month LIBOR +3.90%) ±	6.10	12-29-2049	3,000,000	3,214,050

Consumer Finance : 0.92%
Navient Corporation	5.88	10-25-2024	1,000,000	1,000,000
SLM Corporation	5.50	1-25-2023	2,500,000	2,493,125
				3,493,125

Insurance : 0.43%
Genworth Holdings Incorporated «	4.80	2-15-2024	2,000,000	1,640,000

Health Care : 12.93%
Health Care Equipment & Supplies : 1.44%
Teleflex Incorporated	4.88	6-1-2026	5,415,000	5,496,225

Health Care Providers & Services : 6.36%
AMN Healthcare Incorporated 144A	5.13	10-1-2024	6,298,000	6,250,765
Encompass Health Corporation	5.75	11-1-2024	3,667,000	3,686,252
HCA Incorporated	5.38	2-1-2025	5,000,000	5,226,100
HealthSouth Corporation	5.13	3-15-2023	5,000,000	5,037,500
West Street Merger Subordinate Bond Incorporated 144A	6.38	9-1-2025	4,400,000	4,048,000
				24,248,617

Health Care Technology : 1.33%
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	3,000,000	3,033,750
Quintiles IMS Holdings Incorporated 144A	5.00	10-15-2026	2,000,000	2,035,000
				5,068,750

Life Sciences Tools & Services : 1.72%
Charles River Laboratories Incorporated 144A	5.50	4-1-2026	6,300,000	6,544,125

Pharmaceuticals : 2.08%
Catalent Pharma Solutions Incorporated 144A	4.88	1-15-2026	8,000,000	7,920,000

Industrials : 13.10%
Aerospace & Defense : 4.91%
Huntington Ingalls Industries Incorporated 144A	5.00	11-15-2025	4,500,000	4,635,000
Moog Incorporated 144A	5.25	12-1-2022	5,000,000	5,050,000
TransDigm Group Incorporated	6.38	6-15-2026	9,200,000	9,039,000
				18,724,000

Commercial Services & Supplies : 1.93%
ACCO Brands Corporation 144A	5.25	12-15-2024	7,417,000	7,363,598

Construction & Engineering : 0.77%
Aecom Company	5.13	3-15-2027	3,000,000	2,945,625

Electrical Equipment : 1.08%
Resideo Funding Incorporated 144A	6.13	11-1-2026	4,000,000	4,110,000

3

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Machinery : 2.74%
HD Supply Incorporated 144A	5.38%	10-15-2026	$1,000,000	$1,017,500
Oshkosh Corporation	5.38	3-1-2025	4,163,000	4,308,705
SPX FLOW Incorporated 144A	5.63	8-15-2024	5,000,000	5,112,500
				10,438,705

Trading Companies & Distributors : 1.67%
WESCO Distribution Incorporated	5.38	6-15-2024	6,245,000	6,354,288

Information Technology : 13.28%
Communications Equipment : 2.95%
CommScope Incorporated 144A	5.50	6-15-2024	8,200,000	7,626,000
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	4,000,000	3,630,000
				11,256,000

Electronic Equipment, Instruments & Components : 2.27%
TTM Technologies Incorporated 144A	5.63	10-1-2025	9,000,000	8,662,500

IT Services : 1.32%
Gartner Incorporated 144A	5.13	4-1-2025	5,000,000	5,037,500

Semiconductors & Semiconductor Equipment : 2.13%
Micron Technology Incorporated	5.50	2-1-2025	7,900,000	8,096,710

Software : 2.35%
Fair Isaac Corporation 144A	5.25	5-15-2026	1,000,000	1,042,500
Nuance Communications Company	6.00	7-1-2024	6,760,000	6,912,438
Symantec Corporation 144A	5.00	4-15-2025	1,000,000	999,798
				8,954,736

Technology Hardware, Storage & Peripherals : 2.26%
Diebold Incorporated «	8.50	4-15-2024	7,700,000	6,699,000
Western Digital Corporation «	4.75	2-15-2026	2,000,000	1,895,700
				8,594,700

Materials : 14.69%
Chemicals : 9.86%
Koppers Incorporated 144A	6.00	2-15-2025	3,363,000	3,159,118
Olin Corporation	5.50	8-15-2022	5,275,000	5,420,063
Rayonier Advanced Materials Products Incorporated 144A	5.50	6-1-2024	7,775,000	6,274,503
Tronox Incorporated 144A«	6.50	4-15-2026	2,000,000	1,877,500
Valvoline Incorporated	4.38	8-15-2025	18,901,000	18,192,213
Valvoline Incorporated	5.50	7-15-2024	2,630,000	2,662,875
				37,586,272

Containers & Packaging : 4.83%
Ball Corporation	5.25	7-1-2025	3,000,000	3,157,500
Berry Global Incorporated 144A	4.50	2-15-2026	8,000,000	7,561,600
Berry Global Incorporated	5.13	7-15-2023	4,000,000	4,030,000
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	2,000,000	2,090,160
Sealed Air Corporation 144A	5.25	4-1-2023	1,500,000	1,548,750
				18,388,010

Real Estate : 6.22%
Equity REITs : 6.22%
Equinix Incorporated	5.38	5-15-2027	6,430,000	6,735,425
Iron Mountain Incorporated 144A	4.88	9-15-2027	500,000	470,000
Iron Mountain Incorporated 144A	5.38	6-1-2026	12,750,000	12,431,250

4

Wells Fargo High Yield Bond Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
Sabra Health Care LP		5.38%	6-1-2023	$4,000,000	$4,055,000
					23,691,675

Total Corporate Bonds and Notes (Cost $294,281,696)					285,005,184

Yankee Corporate Bonds and Notes : 14.19%
Communication Services : 1.08%
Diversified Telecommunication Services : 0.53%
Virgin Media Finance plc 144A		5.75	1-15-2025	2,000,000	2,026,250

Media : 0.55%
Quebecor Media Incorporated		5.75	1-15-2023	2,000,000	2,086,900

Consumer Discretionary : 2.63%
Auto Components : 1.80%
Adient Global Holdings Company 144A		4.88	8-15-2026	9,210,000	6,838,425

Hotels, Restaurants & Leisure : 0.83%
International Game Technology plc 144A		6.50	2-15-2025	3,000,000	3,165,000

Financials : 2.85%
Diversified Financial Services : 2.85%
Tronox Finance plc 144A		5.75	10-1-2025	12,000,000	10,860,000

Health Care : 2.76%
Pharmaceuticals : 2.76%
Mallinckrodt plc 144A«		5.50	4-15-2025	16,500,000	10,508,438

Industrials : 1.38%
Electrical Equipment : 1.38%
Sensata Technologies BV 144A		5.63	11-1-2024	5,000,000	5,268,750

Information Technology : 3.49%
Technology Hardware, Storage & Peripherals : 3.49%
Seagate HDD		4.75	6-1-2023	4,140,000	4,241,762
Seagate HDD		4.88	6-1-2027	9,500,000	9,076,950
					13,318,712

Total Yankee Corporate Bonds and Notes (Cost $62,778,423)					54,072,475

		Yield		Shares
Short-Term Investments : 7.66%
Investment Companies : 7.66%
Securities Lending Cash Investments LLC (l)(r)(u)		2.51		23,175,078	23,177,395
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.30		6,036,278	6,036,278
Total Short-Term Investments (Cost $29,213,673)					29,213,673

Total investments in securities (Cost $416,725,452)	104.72%				399,071,867
Other assets and liabilities, net	(4.72)				(17,994,319)

Total net assets	100.00%				$381,077,548

†	Non-income-earning security

5

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo High Yield Bond Fund

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:

REIT	Real estate investment trust
LIBOR	London Interbank Offered Rate

6

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	34,166,983	79,246,846	90,238,751	23,175,078	$23,177,395
Wells Fargo Government Money Market Fund Select Class	3,114,436	140,112,935	137,191,093	6,036,278	6,036,278

					$29,213,673	7.66%

Wells Fargo High Yield Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Consumer staples	$888,750	$0	$0	$888,750
Health care	3,428,460	0	0	3,428,460
Industrials	4,038,500	0	0	4,038,500
Information technology	11,272,485	0	0	11,272,485
Materials	5,425,290	0	0	5,425,290
Real estate	1,418,350	0	0	1,418,350
Utilities	4,308,700	0	0	4,308,700
Corporate bonds and notes	0	285,005,184	0	285,005,184
Yankee corporate bonds and notes	0	54,072,475	0	54,072,475
Short-term investments
Investment companies	6,036,278	23,177,395	0	29,213,673

Total assets	$36,816,813	362,255,054	$0	$399,071,867

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At May 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo High Yield Corporate Bond Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name		Value
Investment Companies : 100.22%
Affiliated Master Portfolio : 100.22%
Wells Fargo High Yield Corporate Bond Portfolio		$997,900

Total Investment Companies (Cost $996,613)		997,900

Total investments in securities (Cost $996,613)	100.22%	997,900
Other assets and liabilities, net	(0.22)	(2,207)

Total net assets	100.00%	$995,693

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo High Yield Corporate Bond Portfolio	1.15%	1.60%	$997,900	100.22%

Wells Fargo High Yield Corporate Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2019, the Fund’s investment in Wells Fargo High Yield Corporate Bond Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At May 31, 2019, the affiliated Master Portfolio valued at $997,900 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo International Government Bond Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name		Value
Investment Companies : 99.34%
Affiliated Master Portfolio : 99.34%
Wells Fargo International Government Bond Portfolio		$1,024,203

Total Investment Companies (Cost $987,539)		1,024,203

Total investments in securities (Cost $987,539)	99.34%	1,024,203
Other assets and liabilities, net	0.66	6,832

Total net assets	100.00%	$1,031,035

1

Transactions with the affiliated Master Portfolio were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo International Government Bond Portfolio	0.10%	9.43%	$1,024,203	99.34%

Wells Fargo International Government Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a feeder fund in a master-feeder structure that seeks to achieve its investment objective by investing substantially all investable assets in a separate diversified portfolio (the “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2019, the Fund’s investment in Wells Fargo International Government Bond Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the Wells Fargo International Government Bond Index, before fees and expenses, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At May 31, 2019 the affiliated Master Portfolio valued at $1,024,203 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Short Duration Government Bond Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 46.70%
FHLMC (12 Month LIBOR +1.65%) ±	2.34%	3-1-2043	$1,724,722	$1,730,055
FHLMC (12 Month LIBOR +1.85%) ±	3.40	5-1-2042	2,230,422	2,285,646
FHLMC (12 Month LIBOR +1.64%) ±	3.59	2-1-2049	11,721,039	12,072,164
FHLMC	4.00	10-1-2033	693,596	729,888
FHLMC	4.00	1-1-2034	628,406	661,287
FHLMC	4.50	4-1-2031	1,398,927	1,480,437
FHLMC Multifamily Structured Pass-Through Certificates Series KI02 Class A (1 Month LIBOR +0.20%) ±	2.68	2-25-2023	2,277,084	2,271,654
FHLMC Series 3632 Class PK	5.00	2-15-2040	4,027,071	4,346,703
FHLMC Series 3653 Class AU	4.00	4-15-2040	1,409,190	1,493,776
FNMA	2.00	3-25-2028	2,031,064	2,019,751
FNMA (12 Month LIBOR +1.69%) ±	2.42	11-1-2042	3,350,582	3,370,774
FNMA %%	2.50	7-1-2029	6,092,000	6,117,845
FNMA (12 Month LIBOR +1.60%) ±	2.73	1-1-2045	1,260,653	1,273,130
FNMA (12 Month LIBOR +1.61%) ±	2.76	3-1-2047	7,137,461	7,240,356
FNMA (12 Month LIBOR +1.61%) ±	2.86	1-1-2048	1,101,459	1,118,844
FNMA (12 Month LIBOR +1.60%) ±	2.89	7-1-2046	10,745,979	10,919,242
FNMA (12 Month LIBOR +1.60%) ±	2.95	8-1-2047	4,200,907	4,277,375
FNMA (12 Month LIBOR +1.61%) ±	3.07	6-1-2047	4,389,141	4,482,616
FNMA (12 Month LIBOR +1.60%) ±	3.25	6-1-2048	4,054,964	4,158,189
FNMA (12 Month LIBOR +1.61%) ±	3.52	10-1-2048	7,218,549	7,436,632
FNMA (12 Month LIBOR +1.61%) ±	3.54	5-1-2049	5,456,000	5,625,673
FNMA (12 Month LIBOR +1.62%) ±	3.68	6-1-2048	4,039,954	4,179,371
FNMA (12 Month LIBOR +1.62%) ±	3.75	8-1-2048	3,297,242	3,415,943
FNMA (12 Month LIBOR +1.62%) ±	3.83	9-1-2048	2,033,207	2,116,822
FNMA (12 Month LIBOR +1.61%) ±	3.86	12-1-2048	518,077	539,890
FNMA ##	4.00	4-1-2032	642,285	674,000
FNMA	4.00	10-1-2033	1,049,990	1,101,593
FNMA	4.00	1-1-2034	5,559,466	5,838,982
FNMA	4.00	1-1-2034	4,941,996	5,175,445
FNMA	4.00	2-1-2034	5,663,613	5,950,606
FNMA	4.00	7-1-2034	1,311,521	1,375,576
FNMA	4.50	2-1-2034	1,408,916	1,467,883
FNMA	4.50	9-1-2037	645,456	692,554
FNMA	4.50	11-1-2048	8,745,430	9,191,694
FNMA	4.50	3-1-2049	4,247,542	4,513,070
FNMA	4.50	3-1-2049	13,353,543	14,033,198
FNMA	5.00	10-1-2040	1,218,822	1,322,034
FNMA	5.00	5-1-2046	475,153	512,457
FNMA	5.00	8-1-2048	3,350,836	3,622,837
FNMA	5.00	1-1-2049	12,479,439	13,492,515
FNMA	5.00	2-1-2049	266,457	287,763
FNMA	5.00	3-1-2049	2,035,091	2,200,305
FNMA	5.00	3-1-2049	537,299	580,918
FNMA Series 2009-20 Class DT	4.50	4-25-2039	1,948,711	2,118,572
FNMA Series 2013-103 Class H	4.50	3-25-2038	2,248,376	2,322,656
FNMA Series 2013-90 Class A	4.00	11-25-2038	3,107,612	3,156,976
FNMA Series 2015-57 Class AB	3.00	8-25-2045	3,197,800	3,262,101
FNMA Series 2018-86 Class MF (1 Month LIBOR +0.30%) ±	2.73	12-25-2048	7,402,223	7,359,804
FNMA Series 2019-13 Class FG (1 Month LIBOR +0.40%) ±	2.83	4-25-2049	3,299,035	3,298,645
FNMA Series 2019-18 Class FA (1 Month LIBOR +0.45%) ±	2.88	5-25-2049	2,472,004	2,472,582
FNMA Series 2019-18 Class FB (1 Month LIBOR +0.45%) ±	2.88	5-25-2049	2,904,899	2,901,904
FNMA Series 2019-18 Class FE (1 Month LIBOR +0.35%) ±	2.78	5-25-2049	5,662,046	5,653,065
FNMA Series 2019-6 Class FA (1 Month LIBOR +0.40%) ±	2.83	3-25-2049	5,128,907	5,126,431
FNMA Series 4853 Class FG (1 Month LIBOR +0.40%) ±	2.84	4-15-2038	1,953,900	1,952,557
GNMA	4.50	2-20-2049	4,802,514	5,089,274
GNMA	4.50	4-20-2049	1,085,669	1,150,331
GNMA	5.00	10-15-2039	1,203,873	1,303,477
GNMA	5.00	3-20-2048	3,133,348	3,296,334
GNMA	5.00	6-20-2048	356,850	384,807
GNMA	5.00	6-20-2048	226,342	244,103
GNMA ##	5.00	7-20-2048	298,100	321,008
GNMA	5.00	9-20-2048	2,239,539	2,412,499
GNMA	5.00	12-20-2048	1,423,453	1,492,557
GNMA	5.00	1-20-2049	8,595,085	9,002,595
GNMA	5.00	3-20-2049	557,593	601,908
GNMA	5.00	4-20-2049	19,725,450	20,713,157
GNMA	5.00	4-20-2049	3,855,641	4,162,073

1

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Short Duration Government Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	5.00%	5-20-2049	$3,189,000	$3,439,293
GNMA ##	5.00	5-20-2049	96,000	100,926
GNMA %%	5.00	6-20-2049	400,000	418,000
GNMA 2012-141 Class WD ±±	4.97	7-20-2040	2,487,183	2,728,387
GNMA Series 2011-137 Class WA ±±	5.56	7-20-2040	2,788,475	3,141,045
GNMA Series 2018-153 Class FQ (1 Month LIBOR +0.30%) ±	2.74	11-20-2048	1,270,893	1,265,112
Total Agency Securities (Cost $266,350,354)				268,289,672

Asset-Backed Securities : 13.30%
Avis Budget Rental Car Funding LLC Series 2019-1A Class A 144A	3.45	3-20-2023	2,506,000	2,557,775
Ford Credit Auto Owner Trust Series 2017-1 Class A 144A	2.62	8-15-2028	6,085,000	6,123,402
Ford Credit Auto Owner Trust Series 2017-2 Class A 144A	2.36	3-15-2029	2,368,000	2,372,084
Hertz Vehicle Financing LLC Series 2015-3A Class A 144A	2.67	9-25-2021	2,652,000	2,647,854
Hertz Vehicle Financing LLC Series 2019-1A Class A 144A	3.71	3-25-2023	4,975,000	5,091,240
Navient Student Loan Trust Series 2014-CTA Class A (1 Month LIBOR +0.70%) 144A±	3.14	9-16-2024	1,800,578	1,801,806
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	2.74	1-25-2037	4,062,462	3,975,998
Nelnet Student Loan Trust Series 2012-1A Class A (1 Month LIBOR +0.80%) 144A±	3.23	12-27-2039	2,518,127	2,509,729
Nelnet Student Loan Trust Series 2016-1A Class A (1 Month LIBOR +0.80%) 144A±	3.23	9-25-2065	5,643,115	5,662,636
Nelnet Student Loan Trust Series 2018-3A Class A2 (1 Month LIBOR +0.44%) 144A±	2.93	9-27-2066	3,773,000	3,754,229
SLC Student Loan Trust Series 2010-1 Class A (3 Month LIBOR +0.88%) ±	3.40	11-25-2042	1,289,341	1,295,936
SLM Student Loan Trust Series 2004-10 Class A7A (3 Month LIBOR +0.60%) 144A±	3.18	10-25-2029	3,874,000	3,855,658
SLM Student Loan Trust Series 2004-10 Class A7B (3 Month LIBOR +0.60%) 144A±	3.18	10-25-2029	6,174,000	6,151,396
SLM Student Loan Trust Series 2005-6 Class A6 (3 Month LIBOR +0.14%) ±	2.72	10-27-2031	3,015,974	2,985,652
SLM Student Loan Trust Series 2010-A Class 1A (PRIME -0.05%) 144A±	5.45	5-16-2044	242,707	243,942
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	3.08	12-27-2038	5,762,880	5,733,938
SLM Student Loan Trust Series 2014-A Class A2A 144A	2.59	1-15-2026	171,891	171,809
SLM Student Loan Trust Series 2014-A Class A2B (1 Month LIBOR +1.15%) 144A±	3.59	1-15-2026	250,700	250,857
SMB Private Education Loan Trust Series 2015-A Class A2A 144A	2.49	6-15-2027	2,707,510	2,705,822
SMB Private Education Loan Trust Series 2015-C Class A2A 144A	2.75	7-15-2027	2,860,761	2,869,520
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) 144A±	3.89	2-17-2032	2,121,993	2,164,497
SMB Private Education Loan Trust Series 2017-B Class A2B (1 Month LIBOR +0.75%) 144A±	3.19	10-15-2035	3,950,000	3,940,578
SoFi Professional Loan Program LLC Series 2016-C Class A1 (1 Month LIBOR +1.10%) 144A±	3.53	10-27-2036	1,194,466	1,205,966
SoFi Professional Loan Program LLC Series 2016-D Class A1 (1 Month LIBOR +0.95%) 144A±	3.38	1-25-2039	2,486,687	2,496,667
SoFi Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR +0.85%) 144A±	3.28	7-25-2039	1,079,848	1,080,503
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) 144A±	3.13	3-26-2040	1,397,158	1,399,949
SoFi Professional Loan Program LLC Series 2017-C Class A1 (1 Month LIBOR +0.60%) 144A±	3.03	7-25-2040	1,361,215	1,359,124
Total Asset-Backed Securities (Cost $76,237,053)				76,408,567

Non-Agency Mortgage-Backed Securities : 5.37%
Angel Oak Mortgage Trust Series 2019-2 Class A1 144A±±	3.63	3-25-2049	2,120,132	2,142,130
Bunker Hill Loan Depositary Trust Series 2019-1 Class A1 144A	3.61	10-26-2048	2,131,471	2,171,838
Colt Funding LLC Series 2018-3 Class A1 144A±±	3.69	10-26-2048	2,168,774	2,198,526
Colt Funding LLC Series 2018-4 Class A1 144A±±	4.01	12-28-2048	1,540,612	1,566,318
Colt Funding LLC Series 2019-1 Class A1 144A±±	3.71	3-25-2049	991,653	1,006,333
Commercial Mortgage Trust Series 2013—LC6 Class A3	2.67	1-10-2046	3,099,489	3,114,198
DBUBS Mortgage Trust Series 2011-LC2A Class A1 144A	3.53	7-10-2044	236,077	237,233
GS Mortgage Securities Trust Series 2010-C1 Class A1 144A	3.68	8-10-2043	354,039	354,645
GS Mortgage Securities Trust Series 2010-C2 Class A1 144A	3.85	12-10-2043	367,304	370,017

2

Wells Fargo Short Duration Government Bond Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust Series 2012-GCJ7 Class AAB		2.94%	5-10-2045	$1,255,035	$1,256,078
JPMorgan Chase Commercial Mortgage Securities Trust Series 2010-C1 Class A2 144A		4.61	6-15-2043	421,970	423,425
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-CBX Class A3		3.14	6-15-2045	138,012	137,838
Morgan Stanley Capital I Trust Series 2011-C2 Class A3 144A		4.21	6-15-2044	223,972	226,348
New Residential Mortgage Loan Trust Series 2019-NQM2 Class A1 144A±±		3.60	4-25-2049	1,999,184	2,030,343
Spruce Hill Mortgage Loan Trust Series 2019-SH1 Class A1 144A±±(a)		3.40	4-29-2049	1,584,000	1,583,982
Verus Securitization Trust Series 2018-2 Class A1 144A±±		3.68	6-1-2058	2,770,555	2,797,099
Verus Securitization Trust Series 2019-1 Class A1 144A±±		3.84	2-25-2059	2,922,090	2,969,394
Verus Securitization Trust Series 2019-2 Class A1 144A±±		3.21	4-25-2059	3,040,000	3,039,939
Visio Trust Series 2019-1 Class A1 144A±±		3.57	6-25-2054	3,242,768	3,269,707
Total Non-Agency Mortgage-Backed Securities (Cost $30,711,939)					30,895,391

U.S. Treasury Securities : 35.50%
U.S. Treasury Note		1.13	2-28-2021	5,729,000	5,643,960
U.S. Treasury Note		1.38	5-31-2021	1,855,000	1,834,131
U.S. Treasury Note		2.00	8-31-2021	40,479,000	40,543,830
U.S. Treasury Note		2.13	5-31-2021	10,983,000	11,023,757
U.S. Treasury Note		2.13	8-15-2021	27,011,000	27,123,898
U.S. Treasury Note		2.13	5-15-2022	59,530,000	59,934,618
U.S. Treasury Note		2.25	3-31-2021	745,000	748,579
U.S. Treasury Note		2.25	4-30-2021	4,108,000	4,130,466
U.S. Treasury Note		2.25	4-15-2022	13,499,000	13,632,408
U.S. Treasury Note		2.25	1-31-2024	9,184,000	9,312,074
U.S. Treasury Note		2.50	12-31-2020	22,913,000	23,078,582
U.S. Treasury Note		2.50	2-28-2021	233,000	235,002
U.S. Treasury Note		2.63	5-15-2021	6,621,000	6,704,797
Total U.S. Treasury Securities (Cost $202,370,802)					203,946,102

		Yield		Shares
Short-Term Investments : 0.95%
Investment Companies : 0.95%
Wells Fargo Government Money Market Fund Select Class (l)(u) ##		2.30		5,456,438	5,456,438

Total Short-Term Investments (Cost $5,456,438)					5,456,438

		Interest rate		Principal
Securities Sold Short : (0.64%)
Agency Securities: (0.64%)
GNMA II 30 Year Single Family		5.00	6-20-2049	$(3,650,938)	(3,657,500)

Agency Securities- Securities Sold Short (Cost $(3,650,938))					(3,657,500)

Total investments in securities (excluding securities sold short) (Cost $581,126,586)	101.82%				584,996,170
Total securities sold short (Cost $(3,650,938))	(0.64%)				(3,657,500)
Other assets and liabilities, net	(1.19)				(6,821,708)

Total net assets	100.00%				$574,516,962

±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is issued on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

3

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Short Duration Government Bond Fund

(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.

4

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	643	9-30-2019	$137,683,596	$138,034,016	$350,420	$0
Short
5-Year U.S. Treasury Notes	(523)	9-30-2019	(61,096,029)	(61,383,039)	0	(287,010)

					$350,420	$(287,010)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	11,514,693	525,626,394	531,684,649	5,456,438	$5,456,438	0.95%

Wells Fargo Short Duration Government Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$268,289,672	$0	$268,289,672
Asset-backed securities	0	76,408,567	0	76,408,567
Non-agency mortgage-backed securities	0	30,895,391	0	30,895,391
U.S. Treasury securities	203,946,102	0	0	203,946,102
Short-term investments
Investment companies	5,456,438	0	0	5,456,438

	209,402,540	375,593,630	0	584,996,170
Futures contracts	350,420	0	0	350,420

Total assets	$209,752,960	$375,593,630	$0	$585,346,590

Liabilities
Futures contracts	$287,010	$0	$0	$287,010
Securities sold short
Agency securities	0	3,657,500	0	3,657,500

Total liabilities	$287,010	$3,657,500	$0	$3,944,510

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

As of May 31, 2019 the Fund had segregated $549,447 as cash collateral for these open futures contracts.

At May 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 4.38%
FDIC Series 2010-R1 Class A 144A	2.18%	5-25-2050	$182,483	$182,272
FDIC Series 2013-R1 Class A 144A	1.15	3-25-2033	334,373	330,612
FHLMC	3.50	10-15-2025	429,554	442,995
FHLMC	3.50	6-15-2038	223,173	223,461
FHLMC (3 Year Treasury Constant Maturity +2.24%) ±	3.63	5-1-2026	26,320	26,524
FHLMC	4.00	5-1-2025	782,345	808,597
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.51	7-1-2029	2,156	2,225
FHLMC (12 Month LIBOR +1.91%) ±	4.66	9-1-2031	2,412	2,443
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.76	4-1-2032	35,404	37,201
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.82	4-1-2038	226,936	238,859
FHLMC	6.00	10-1-2021	85,583	87,621
FHLMC	9.00	10-1-2019	3,866	3,867
FHLMC	9.50	12-1-2022	2,904	2,923
FHLMC	10.50	7-1-2019	3	3
FHLMC Series 2597 Series AE	5.50	4-15-2033	51,518	54,947
FHLMC Series 2642 Class AR	4.50	7-15-2023	189,941	194,156
FHLMC Series 3266 Class D	5.00	1-15-2022	19	19
FHLMC Series 3609 Class LA	4.00	12-15-2024	6,312	6,316
FHLMC Series 3855 Class HL	3.50	2-15-2026	44,616	44,603
FHLMC Series 3920 Class AB	3.00	9-15-2025	228,495	229,418
FHLMC Series KI01 Class A (1 Month LIBOR +0.16%) ±	2.64	9-25-2022	109,078	108,816
FHLMC Series KP04 Class AG1 (1 Month LIBOR +0.22%) ±	2.70	7-25-2020	1,485,000	1,483,803
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	3.22	5-25-2044	1,105,807	1,106,667
FHLMC Series T-42 Class A6	9.50	2-25-2042	306,043	374,626
FHLMC Series T-57 Class 2A1 ±±	4.13	7-25-2043	73,925	79,425
FHLMC Series T-59 Class 2A1 ±±	4.03	10-25-2043	855,816	898,725
FNMA	2.02	6-1-2021	1,998,195	1,988,251
FNMA	3.02	11-1-2020	250,333	251,555
FNMA (1 Year Treasury Constant Maturity +1.27%) ±	3.82	8-1-2034	232,364	235,746
FNMA	4.00	6-25-2026	447,077	469,759
FNMA	4.00	8-25-2037	327,080	335,341
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.64	11-1-2031	40,289	42,249
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.65	8-1-2036	1,107,290	1,166,656
FNMA (12 Month LIBOR +1.81%) ±	4.67	9-1-2040	683,534	718,608
FNMA (12 Month Treasury Average +2.29%) ±	4.74	10-1-2036	843,307	884,726
FNMA (12 Month Treasury Average +2.43%) ±	4.87	7-1-2036	884,833	933,163
FNMA	5.50	3-1-2023	347,325	359,154
FNMA	6.00	4-1-2021	30,009	30,436
FNMA	6.00	3-1-2033	321,400	349,816
FNMA	6.50	8-1-2031	175,882	202,289
FNMA	8.00	9-1-2023	811	815
FNMA	8.33	7-15-2020	439	440
FNMA	9.00	2-15-2020	50	50
FNMA	9.00	11-1-2024	34,743	37,234
FNMA	11.00	10-15-2020	517	521
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	5-25-2042	506,468	604,453
FNMA Series 1989-29 Class Z	10.00	6-25-2019	127	126
FNMA Series 1989-63 Class Z	9.40	10-25-2019	277	278
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	30,247	35,705
FNMA Series 2003-41 Class PE	5.50	5-25-2023	214,020	218,713
FNMA Series 2003-W11 Class A1 ±±	5.75	6-25-2033	6,842	7,142
FNMA Series 2003-W6 Class 6A ±±	4.44	8-25-2042	579,042	591,318
FNMA Series 2003-W6 Class PT4 ±±	8.51	10-25-2042	56,652	70,834
FNMA Series 2005-84 Class MB	5.75	10-25-2035	348,794	380,421
FNMA Series 2008-53 Class CA	5.00	7-25-2023	21,078	21,067
FNMA Series 2009-M01 Class A2	4.29	7-25-2019	23,322	23,269
FNMA Series 2010-37 Class A1	5.41	5-25-2035	1,564,029	1,626,852
FNMA Series 2011-133 Class A	3.50	6-25-2029	104,971	104,969
GNMA	4.50	4-20-2035	91,506	95,082
GNMA	8.00	12-15-2023	11,183	11,992

1

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
GNMA	9.00%	11-15-2024	$2,377	$2,448
GNMA Series 2017-H13 Class FJ (1 Month LIBOR +0.20%) ±	2.69	5-20-2067	238,181	237,948
GNMA Series 2017-H16 Class FD (1 Month LIBOR +0.20%) ±	2.69	8-20-2067	279,171	279,021
Total Agency Securities (Cost $18,905,017)				19,289,571

Asset-Backed Securities : 14.28%
Ascentium Equipment Receivables LLC Series 2017-2A Class A2 144A	2.00	5-11-2020	716,183	715,132
California Republic Auto Receivables Trust Series 2017-1 Class A4	2.28	6-15-2022	3,160,000	3,154,402
Chesapeake Funding LLC Series 2017-3A Class A1 144A	1.91	8-15-2029	1,748,804	1,739,325
CPS Auto Receivables Grantor Trust Series 2018-C Class A 144A	2.87	9-15-2021	1,767,359	1,767,623
Dell Equipment Finance Trust Series 2017-2 Class A2B (1 Month LIBOR +0.30%) 144A±	2.74	2-24-2020	104,266	104,269
Dell Equipment Finance Trust Series 2018-1 Class A2A 144A	2.97	10-22-2020	3,117,032	3,123,104
DT Auto Owner Trust Series 2017-2A Class D 144A	3.89	1-15-2023	535,000	538,690
Education Loan Asset-Backed Trust Series 2013-1 Class A1 (1 Month LIBOR +0.80%) 144A±	3.23	6-25-2026	788,990	789,081
Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR +1.00%) 144A±	3.43	12-25-2056	1,144,153	1,146,929
Enterprise Fleet Financing Trust Series 2017-1 Class A2 144A	2.13	7-20-2022	1,567,206	1,563,329
Enterprise Fleet Financing Trust Series 2017-2 Class A2 144A	1.97	1-20-2023	3,695,360	3,685,111
Enterprise Fleet Financing Trust Series 2017-3 Class A3 144A	2.08	9-20-2021	2,864,980	2,863,395
Fifth Third Auto Trust Series 2019-1 Class A2A	2.66	5-16-2022	2,015,000	2,019,937
Flagship Credit Auto Trust Series 2018-2 Class A 144A	2.97	10-17-2022	1,391,483	1,396,000
Ford Credit Auto Lease Trust Series 2017-B Class A2A	1.80	6-15-2020	127,075	127,018
GM Financial Securitized Term Auto Receivables Trust Series 2018-1 Class A2A	2.08	1-19-2021	1,448,361	1,446,696
Hertz Fleet Lease Funding LP Series 2016-1 Class A2 144A	1.96	4-10-2030	190,096	189,956
Hertz Vehicle Financing LLC Series 2019-1A Class A 144A	3.71	3-25-2023	2,280,000	2,333,272
Hertz Vehicle Financing LLC Series 2019-1A Class B 144A	4.10	3-25-2023	1,500,000	1,536,246
Home Equity Asset Trust Series 2003-6 Class M1 (1 Month LIBOR +1.05%) ±	3.48	2-25-2034	915,142	909,985
Honda Auto Receivables Owner Trust Series 2016-4 Class A4	1.36	1-18-2023	3,435,000	3,406,029
Jimmy John’s Funding LLC Series 2017-1A Class A2I 144A	3.61	7-30-2047	1,228,125	1,233,578
Lendmark Funding Trust Series 2018-1A Class A 144A	3.81	12-21-2026	1,855,000	1,895,882
MMAF Equipment Finance LLC Series 2019-A Class A2 144A	2.84	1-10-2022	1,875,000	1,885,032
Navistar Financial Dealer Note Master Trust Series 2017-1 Class A (1 Month LIBOR +0.78%) 144A±	3.21	6-27-2022	2,000,000	2,000,583
Nissan Auto Lease Trust Series 2017-B Class A3	2.05	9-15-2020	1,775,000	1,772,042
Santander Retail Auto Lease Trust Series 2017-A Class A2A 144A	2.02	3-20-2020	441,810	441,652
SLC Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR +0.10%) ±	2.71	9-15-2026	1,223,109	1,221,232
SLM Student Loan Trust Series 2007- 4 Class B1 (3 Month LIBOR +0.14%) ±	2.72	7-25-2025	1,259,128	1,254,010
SLM Student Loan Trust Series 2011-1 Class A1 (1 Month LIBOR +0.52%) ±	2.95	3-25-2026	264,090	264,119
SLM Student Loan Trust Series 2011-2 Class A1 (1 Month LIBOR +0.60%) ±	3.03	11-25-2027	275,692	276,086
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	3.08	12-27-2038	1,907,899	1,898,318
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	3.65	10-25-2027	1,644,776	1,653,466
Tesla Auto Lease Trust Series 2018-B Class A 144A	3.71	8-20-2021	862,779	874,644
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	3.08	1-25-2046	2,280,286	2,251,237
Toyota Auto Receivables Owner Trust Series 2018-D Class A3	3.18	3-15-2023	1,365,000	1,389,103
Verizon Owner Trust Series 2017-1A Class A 144A	2.06	9-20-2021	1,439,164	1,436,247
Volvo Financial Equipment LLC Series 2018-AA (1 Month LIBOR +0.52%) 144A±	2.96	7-17-2023	2,240,000	2,247,947
Westlake Automobile Receivables Trust Series 2018-2A Class B 144A	3.20	1-16-2024	1,300,000	1,306,092
Wheels SPV LLC Series 2018-1A Class A2 144A	3.06	4-20-2027	1,324,319	1,329,856
World Omni Automobile Lease Southeast Series 2019-A Class A4	3.01	7-15-2024	1,710,000	1,738,770
Total Asset-Backed Securities (Cost $62,786,551)				62,925,425

2

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 40.44%
Communication Services : 4.74%
Diversified Telecommunication Services : 1.14%
AT&T Incorporated	2.80%	2-17-2021	$1,910,000	$1,914,142
Broadcom Corporation	3.00	1-15-2022	1,415,000	1,407,155
Hughes Satellite Systems Corporation	6.50	6-15-2019	1,700,000	1,696,855
				5,018,152

Media : 3.35%
Charter Communications Operating LLC	3.58	7-23-2020	3,000,000	3,022,240
Comcast Corporation	3.45	10-1-2021	3,000,000	3,063,858
Discovery Communications LLC	3.50	6-15-2022	2,025,000	2,065,905
Fox Corporation 144A	4.03	1-25-2024	1,070,000	1,120,903
Interpublic Group Companies	3.75	2-15-2023	2,025,000	2,091,968
NBCUniversal Enterprise Incorporated 144A	5.25	12-31-2049	1,655,000	1,688,431
TEGNA Incorporated	5.13	7-15-2020	1,740,000	1,740,000
				14,793,305

Wireless Telecommunication Services : 0.25%
Sprint Spectrum Company LLC 144A	3.36	3-20-2023	1,100,000	1,097,250

Consumer Discretionary : 2.37%
Automobiles : 0.68%
General Motors Financial Company	3.45	4-10-2022	3,000,000	3,005,984

Hotels, Restaurants & Leisure : 0.31%
GLP Capital LP	4.88	11-1-2020	1,340,000	1,359,953

Household Durables : 0.64%
D.R. Horton Incorporated	4.75	2-15-2023	2,000,000	2,104,259
Lennar Corporation	4.50	11-15-2019	445,000	446,669
Lennar Corporation	4.75	11-15-2022	251,000	258,530
				2,809,458

Internet & Direct Marketing Retail : 0.17%
Amazon.com Incorporated	1.90	8-21-2020	765,000	760,991

Multiline Retail : 0.27%
Macy’s Retail Holdings Incorporated	3.45	1-15-2021	1,205,000	1,216,809

Specialty Retail : 0.30%
Group 1 Automotive Incorporated	5.00	6-1-2022	1,300,000	1,306,500

Consumer Staples : 2.79%
Food Products : 1.75%
Campbell Soup Company	3.30	3-15-2021	2,380,000	2,401,191
Conagra Brands Incorporated	3.80	10-22-2021	1,440,000	1,472,631
General Mills Incorporated	3.20	4-16-2021	1,800,000	1,820,028
Hershey Company	3.38	5-15-2023	1,935,000	2,005,786
				7,699,636

Tobacco : 1.04%
Altria Group Incorporated	2.85	8-9-2022	2,805,000	2,805,685

3

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Tobacco (continued)
British American Tobacco Capital Corporation	2.30%	8-14-2020	$1,785,000	$1,776,427
				4,582,112

Energy : 1.33%
Oil, Gas & Consumable Fuels : 1.33%
Baker Hughes LLC	2.77	12-15-2022	1,360,000	1,363,846
Energy Transfer Partners LP	5.20	2-1-2022	2,060,000	2,165,722
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	2,300,000	2,334,431
				5,863,999

Financials : 14.45%
Banks : 6.03%
Australia & New Zealand Banking Group Limited	2.25	11-9-2020	2,210,000	2,205,863
Bank of America Corporation	2.15	11-9-2020	2,000,000	1,991,450
Bank of America NA (3 Month LIBOR +0.65%) ±	3.34	1-25-2023	1,000,000	1,018,799
BBVA Bancomer SA of Texas 144A	7.25	4-22-2020	2,240,000	2,310,022
Citibank NA	3.40	7-23-2021	2,000,000	2,034,362
Citibank NA (3 Month LIBOR +0.60%) ±	2.84	5-20-2022	2,000,000	2,005,303
Citigroup Incorporated	2.50	7-29-2019	2,235,000	2,234,575
Citizens Bank	2.20	5-26-2020	2,000,000	1,990,917
HSBC Bank USA NA	4.88	8-24-2020	3,000,000	3,073,771
JPMorgan Chase	1.65	9-23-2019	2,000,000	1,995,079
JPMorgan Chase (3 Month LIBOR +0.70%) ±	3.21	4-1-2023	1,080,000	1,092,426
JPMorgan Chase (3 Month LIBOR +0.61%) ±	3.51	6-18-2022	1,000,000	1,016,093
Synchrony Bank	3.65	5-24-2021	1,075,000	1,089,252
US Bank NA	2.05	10-23-2020	2,540,000	2,527,554
				26,585,466

Capital Markets : 0.88%
Goldman Sachs Group Incorporated	2.30	12-13-2019	1,000,000	998,286
Goldman Sachs Group Incorporated (3 Month LIBOR +0.82%) ±	2.88	10-31-2022	2,900,000	2,896,874
				3,895,160

Consumer Finance : 3.12%
American Express Company	3.40	2-27-2023	1,120,000	1,147,036
Capital One Financial Corporation	2.50	5-12-2020	3,000,000	2,994,487
Daimler Finance North America LLC 144A	2.20	5-5-2020	520,000	517,467
Daimler Finance North America LLC 144A	3.00	2-22-2021	2,850,000	2,860,398
Ford Motor Credit Company LLC	3.20	1-15-2021	1,335,000	1,332,000
Ford Motor Credit Company LLC (3 Month LIBOR +0.88%) ±	3.48	10-12-2021	1,160,000	1,137,306
Nissan Motor Acceptance Corporation 144A	3.88	9-21-2023	2,030,000	2,091,171
Synchrony Financial	2.70	2-3-2020	1,645,000	1,644,220
				13,724,085

Diversified Financial Services : 1.10%
IBM Credit LLC	3.45	11-30-2020	2,590,000	2,628,664
WEA Finance LLC 144A	3.25	10-5-2020	2,205,000	2,220,254
				4,848,918

Insurance : 3.32%
Axis Specialty Finance LLC	5.88	6-1-2020	1,794,000	1,847,708
Jackson National Life Global Company 144A	3.30	6-11-2021	2,340,000	2,376,458
Jackson National Life Global Company 144A	2.50	6-27-2022	5,000,000	4,984,313
Metropolitan Life Global Funding Incorporated 144A	1.55	9-13-2019	1,820,000	1,814,637
OneBeacon US Holdings Incorporated	4.60	11-9-2022	2,075,000	2,138,868

4

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Protective Life Global Funding 144A	2.26%	4-8-2020	$1,450,000	$1,447,874
				14,609,858

Health Care : 3.56%
Biotechnology : 0.47%
Abbvie Incorporated	3.38	11-14-2021	2,065,000	2,095,420

Health Care Providers & Services : 1.92%
Anthem Incorporated	2.50	11-21-2020	1,235,000	1,234,348
Cigna Holding Company	4.00	2-15-2022	2,095,000	2,154,128
CVS Health Corporation	2.80	7-20-2020	2,360,000	2,363,044
HCA Incorporated	6.50	2-15-2020	1,315,000	1,346,069
Tenet Healthcare Corporation	6.00	10-1-2020	1,340,000	1,376,582
				8,474,171

Pharmaceuticals : 1.17%
Bayer US Finance LLC 144A	3.88	12-15-2023	1,725,000	1,754,315
EMD Finance LLC 144A	2.40	3-19-2020	1,925,000	1,920,403
Teva Pharmaceutical Finance LLC	2.25	3-18-2020	1,500,000	1,466,775
				5,141,493

Industrials : 3.02%
Aerospace & Defense : 1.73%
Boeing Capital Corporation	1.88	6-15-2023	3,000,000	2,907,000
Rockwell Collins Incorporated	1.95	7-15-2019	1,530,000	1,528,500
Spirit AeroSystems Incorporated (3 Month LIBOR +0.80%) ±	3.41	6-15-2021	2,500,000	2,492,645
The Boeing Company	2.70	5-1-2022	710,000	715,317
				7,643,462

Airlines : 0.49%
Delta Air Lines Incorporated	3.40	4-19-2021	1,000,000	1,009,839
Delta Air Lines Incorporated	4.75	11-7-2021	1,150,256	1,168,315
				2,178,154

Industrial Conglomerates : 0.68%
General Electric Company	2.50	3-28-2020	3,000,000	2,987,070

Professional Services : 0.12%
Equifax Incorporated	3.60	8-15-2021	500,000	507,993

Information Technology : 2.79%
Semiconductors & Semiconductor Equipment : 1.12%
Broadcom Corporation	2.65	1-15-2023	3,000,000	2,921,750
KLA-Tencor Corporation	3.38	11-1-2019	2,000,000	2,003,714
				4,925,464

Technology Hardware, Storage & Peripherals : 1.67%
Apple Incorporated	2.15	2-9-2022	3,000,000	2,989,445
Hewlett Packard Enterprise Company	3.60	10-15-2020	2,500,000	2,529,498
NCR Corporation	4.63	2-15-2021	1,875,000	1,869,750
				7,388,693

5

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Materials : 1.05%
Chemicals : 0.48%
DowDuPont Incorporated	4.21%	11-15-2023	$2,010,000	$2,117,612

Paper & Forest Products : 0.57%
Georgia Pacific LLC 144A	2.54	11-15-2019	2,495,000	2,493,322

Real Estate : 1.70%
Equity REITs : 0.83%
DDR Corporation	4.63	7-15-2022	739,000	766,648
Host Hotels & Resorts Company	6.00	10-1-2021	600,000	635,208
Sabra Health Care LP	5.50	2-1-2021	2,200,000	2,231,636
				3,633,492

Real Estate Management & Development : 0.87%
Newmark Group Incorporated	6.13	11-15-2023	1,745,000	1,784,408
Washington Prime Group Incorporated	3.85	4-1-2020	2,065,000	2,052,094
				3,836,502

Utilities : 2.64%
Electric Utilities : 1.87%
Duke Energy Corporation	5.05	9-15-2019	3,000,000	3,018,489
Edison International	2.13	4-15-2020	1,200,000	1,188,561
Exelon Corporation	3.50	6-1-2022	1,895,000	1,929,776
NV Energy Incorporated	6.25	11-15-2020	2,000,000	2,103,114
				8,239,940

Multi-Utilities : 0.77%
Centerpoint Energy Incorporated	3.60	11-1-2021	2,000,000	2,044,836
Dominion Resources Incorporated	2.96	7-1-2019	1,365,000	1,364,953
				3,409,789

Total Corporate Bonds and Notes (Cost $176,696,339)				178,250,213

Municipal Obligations : 2.07%
California : 0.21%
Miscellaneous Revenue : 0.21%
Roman Catholic Diocese of Oakland CA	6.04	11-1-2019	935,000	946,448

Georgia : 0.24%
Health Revenue : 0.24%
Medical Center Georgia Hospital Authority Taxable Refunding Bond Columbus Regional Healthcare System Incorporated Project	4.88	8-1-2022	1,000,000	1,057,600

Illinois : 0.21%
Tax Revenue : 0.21%
Chicago IL Retiree Health Series B	6.30	12-1-2021	870,000	914,875

Indiana : 0.33%
Education Revenue : 0.33%
Indiana Secondary Market for Education Loans Incorporated (1 Month LIBOR +0.80%) ±	3.23	2-25-2044	1,492,296	1,478,075

6

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Michigan : 0.45%
Water & Sewer Revenue : 0.45%
Michigan Finance Authority Series D5	2.85%	7-1-2019	$2,000,000	$2,000,140

Oregon : 0.23%
GO Revenue : 0.23%
Portland Oregon Taxable Pension (m)(n)	3.08	6-1-2019	1,000,000	1,000,000

Pennsylvania : 0.21%
Miscellaneous Revenue : 0.21%
Philadelphia PA IDA Pension Funding Series B (Ambac Insured) ¤	0.00	4-15-2021	970,000	919,609

Rhode Island : 0.19%
Industrial Development Revenue : 0.19%
Rhode Island EDA (AGM Insured)	7.75	11-1-2020	800,000	827,056

Total Municipal Obligations (Cost $9,104,329)				9,143,803

Non-Agency Mortgage-Backed Securities : 18.70%
Barclays Commercial Mortgage Trust Series 2015-STP Class A 144A	3.32	9-10-2028	1,674,025	1,686,177
BDS Limited Series 2018-FL2 Class A (1 Month LIBOR +0.95%) 144A±	3.38	8-15-2035	1,149,039	1,148,305
Benefit Street Partners Limited CLO Series 2014-IVA Class A1RR 144a (3 Month LIBOR +1.25%) 144A±	3.84	1-20-2029	2,300,000	2,300,557
BlueMountain CLO Limited Series 2012-2A Class AR2 (3 Month LIBOR +1.05%) 144A±	3.57	11-20-2028	1,400,000	1,400,053
Bunker Hill Loan Depositary Trust Series 2019-1 Class A1 144A	3.61	10-26-2048	998,370	1,017,277
Cascade Funding Mortgage Trust Series 2018- RM2 Class A 144A±±	4.00	10-25-2068	518,079	527,300
CCG Receivables Trust LLC 2018-1 Class A2 144A	2.50	6-16-2025	1,260,743	1,261,188
CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	1,042,083	1,035,891
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A 144A	2.81	4-10-2028	1,365,000	1,366,603
CGDBB Commercial Mortgage Trust Series 2017-BIOC Class A (1 Month LIBOR +0.79%) 144A±	3.23	7-15-2032	2,850,000	2,848,282
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A±	3.39	1-20-2028	2,440,000	2,434,871
Citigroup Commercial Mortgage Trust Series 2016-P5 Class A2	2.40	10-10-2049	128,000	127,470
Citigroup Commercial Mortgage Trust Series 2017-1500 Class A (1 Month LIBOR +0.85%) 144A±	3.29	7-15-2032	2,100,000	2,100,655
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	3.54	7-15-2030	1,056,867	1,050,152
Commercial Mortgage Trust Series 2012-CR1 Class ASB	3.05	5-15-2045	1,782,592	1,794,114
Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	2,112,656	2,112,288
Commercial Mortgage Trust Series 2015-CR27 Class A1	1.58	10-10-2048	1,028,322	1,021,568
ContiMortgage Home Equity Trust Series 1996-2 Class IO ±±(c)¤	0.00	7-15-2027	603,025	11,065
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	4.46	6-19-2031	101,061	101,455
Credit Suisse Mortgage Trust Series 2019-SKLZ Class A (1 Month LIBOR +1.25%) 144A±	3.69	1-15-2034	1,400,000	1,400,248
Crown Point Limited Series 2018-6A Class A1 (3 Month LIBOR +1.17%) 144A±	3.76	10-20-2028	2,350,000	2,349,998
Deutsche Bank UBS Securities Mortgage Trust Series 2011-LC2A Class A4 144A	4.54	7-10-2044	704,369	727,172
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	3.56	9-25-2033	245,095	242,845
Golden National Mortgage Asset-Backed Certificates Series 1998-GN1 Class M2 ††	1.00	2-25-2027	34,322	34,226
Great Wolf Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	3.29	9-15-2034	2,150,000	2,148,617
GS Mortgage Securities Trust Series 2010-C1 Class A2 144A	4.59	8-10-2043	3,210,000	3,253,121
GS Mortgage Securities Trust Series 2012-ALOH Class A 144A	3.55	4-10-2034	2,414,000	2,483,375

7

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust Series 2013-G1 Class A2 144A±±	3.56%	4-10-2031	$530,140	$540,781
GS Mortgage Securities Trust Series 2016-GS3 Class A1	1.43	10-10-2049	1,454,490	1,439,037
GS Mortgage Securities Trust Series 2019- PJ1 Class A6 144A±±	4.00	8-25-2049	1,405,545	1,427,825
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	166,065	165,169
Homeward Opportunities Fund I Trust Series 2019-1 Class A1 144A±±	3.45	1-25-2059	2,169,505	2,193,056
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%) 144A±	3.50	11-15-2026	2,160,000	2,161,549
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL (1 Month LIBOR +0.17%) ±	2.65	6-12-2047	1,945	1,943
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LDPX Class AM ±±	5.46	1-15-2049	317,633	317,818
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 Class A4	2.69	4-15-2046	1,608,504	1,625,193
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR +0.91%) 144A±	3.35	6-15-2035	1,085,000	1,082,802
KKR Financial Holdings LLC (3 Month LIBOR +1.34%) 144A±	3.94	4-15-2029	2,250,000	2,250,365
Lendmark Funding Trust Series 2018 -2A Class A 144A	4.23	4-20-2027	160,000	165,371
LoanCore Limited 2018-CRE1 Class A (1 Month LIBOR +1.13%) 144A±	3.57	5-15-2028	2,000,000	2,001,240
LStar Commercial Mortgage Trust Series 2017-5 Class A1 144A	2.42	3-10-2050	492,089	491,436
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	4.67	10-25-2032	2,975	3,031
Mello Warehouse Securitization Series 2018—W1 Class A (1 Month LIBOR +0.85%) 144A±	3.28	11-25-2051	2,000,000	1,998,761
Mello Warehouse Securitization Series 2019 -1 Class A (1 Month LIBOR +0.80%) 144A(a)±	3.24	6-25-2052	2,240,000	2,240,000
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	1,176,412	1,161,705
Nelnet Student Loan Trust Series 2010-3A Class A (3 Month LIBOR +0.78%) 144A±	3.36	7-27-2048	619,439	622,761
Neuberger Berman Limited Series 2015-20A Class AR (3 Month LIBOR +0.80%) 144A±	3.40	1-15-2028	1,340,000	1,332,059
Oaktree CLO Limited Series 15-1A Class A1R (3 Month LIBOR +0.87%) 144A±	3.46	10-20-2027	1,500,000	1,500,015
Palmer Square Loan Funding Limited Series 2017-1A Class A1 (3 Month LIBOR +0.74%) 144A±	3.34	10-15-2025	1,395,292	1,390,594
Palmer Square Loan Funding Limited Series 2018-4A Class A1 (3 Month LIBOR +0.90%) 144A±	3.42	11-15-2026	1,560,863	1,561,948
RAIT Trust Series 2017-FL7 Class A (1 Month LIBOR +0.95%) 144A±	3.39	6-15-2037	702,143	696,575
RAIT Trust Series 2017-FL8 Class A (1 Month LIBOR +0.85%) 144A±	3.29	12-15-2037	1,778,123	1,774,812
ReadyCap Commercial Mortgage Trust Series 2019-5 Class A 144A	3.78	2-25-2052	1,648,109	1,691,248
Regatta II Funding LP Series 2013-2A Class A1R2 (3 Month LIBOR +1.25%) 144A±	3.75	1-15-2029	2,925,000	2,924,892
Salem Fields CLO Limited Series 2016—2a Class A (3 Month LIBOR +1.15%) 144A±	3.73	10-25-2028	1,800,000	1,800,034
SBA Tower Trust Series 2014-1A Class C 144A	2.90	10-15-2044	3,000,000	2,997,477
Stonemont Portfolio Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	3.29	8-20-2030	1,730,820	1,729,738
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	988,698	998,214
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.40	12-25-2059	1,957,848	1,984,472
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.06	8-25-2032	81,560	80,294
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.06	8-25-2032	86,727	84,467
Wilshire Funding Corporation Series 1998-2 Class M1 ±±	2.00	12-28-2037	10,356	10,448
Total Non-Agency Mortgage-Backed Securities (Cost $82,426,884)				82,432,003

U.S. Treasury Securities : 0.36%
U.S. Treasury Note	2.50	1-15-2022	1,545,000	1,567,994

Total U.S. Treasury Securities (Cost $1,543,921)				1,567,994

8

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Yankee Corporate Bonds and Notes : 14.92%
Communication Services : 0.53%
Interactive Media & Services : 0.53%
Tencent Holdings Limited 144A	3.28%	4-11-2024	$2,310,000	$2,317,842

Consumer Discretionary : 0.82%
Auto Components : 0.72%
IHO Verwaltungs GmbH 144A	4.13	9-15-2021	650,000	663,000
Toyota Industries Corporation 144A	3.11	3-12-2022	2,460,000	2,497,653
				3,160,653

Automobiles : 0.10%
Jaguar Land Rover Limited 144A	4.25	11-15-2019	445,000	442,775

Energy : 0.23%
Oil, Gas & Consumable Fuels : 0.23%
Petroleos Mexicanos Company	5.38	3-13-2022	995,000	1,023,348

Financials : 11.24%
Banks : 9.27%
Banco de Credito del Peru 144A	2.25	10-25-2019	1,500,000	1,495,800
Banco Internacional del Peru SAA Interbank 144A	3.38	1-18-2023	1,305,000	1,292,603
Banco Santander SA 144A	4.13	11-9-2022	2,095,000	2,138,995
Banque Federative du Credit Mutuel SA 144A	2.20	7-20-2020	2,530,000	2,519,996
BPCE SA	2.50	7-15-2019	755,000	754,942
Commonwealth Bank of Australia 144A	1.75	11-7-2019	1,750,000	1,744,011
Cooperatieve Rabobank U.A.	2.75	1-10-2022	3,000,000	3,014,508
Corporación Andina de Fomento	2.13	9-27-2021	3,000,000	2,964,990
Credit Suisse Group Funding Limited	3.13	12-10-2020	2,110,000	2,120,808
Danske Bank AS 144A	1.65	9-6-2019	3,000,000	2,991,389
Danske Bank AS 144A	5.00	1-12-2022	1,405,000	1,454,634
Global Bank Corporation 144A	4.50	10-20-2021	470,000	477,050
Macquarie Bank Limited 144A«	2.85	7-29-2020	3,000,000	3,011,913
Mitsubishi UFJ Trust and Banking Corporation 144A	2.45	10-16-2019	3,000,000	2,999,015
Mizuho Financial Group 144A	2.63	4-12-2021	1,000,000	1,000,386
Nordea Bank AB 144A	3.75	8-30-2023	2,000,000	2,056,191
Santander UK plc	3.40	6-1-2021	2,000,000	2,022,504
Sumitomo Mitsui Fiinancial Group (3 Month LIBOR +0.80%) ±	3.40	10-16-2023	2,000,000	2,001,604
Svenska Handelsbanken AB	1.88	9-7-2021	2,500,000	2,467,933
UniCredit SpA 144A	6.57	1-14-2022	2,220,000	2,319,688
				40,848,960

Diversified Financial Services : 1.49%
AerCap Ireland Capital DAC	4.45	12-16-2021	1,410,000	1,454,047
Enel Finance International NV 144A	4.25	9-14-2023	2,500,000	2,576,546
UBS AG 144A	2.20	6-8-2020	1,275,000	1,269,849
UBS AG	2.38	8-14-2019	1,270,000	1,269,405
				6,569,847

Insurance : 0.48%
Sompo International Holdings Limited	4.70	10-15-2022	2,058,000	2,129,910

9

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Short-Term Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
Health Care : 0.76%
Pharmaceuticals : 0.76%
Perrigo Company plc		4.00%	11-15-2023	$323,000	$320,015
Perrigo Finance Unlimited Company		3.50	3-15-2021	1,065,000	1,059,715
Shire Acquisitions Investment Ireland Limited		1.90	9-23-2019	1,010,000	1,007,013
Shire Acquisitions Investment Ireland Limited		2.40	9-23-2021	980,000	971,207
					3,357,950

Industrials : 0.56%
Semiconductors & Semiconductor Equipment : 0.14%
NXP BV 144A		4.13	6-1-2021	585,000	594,009

Transportation Infrastructure : 0.42%
Asciano Finance Limited 144A		4.63	9-23-2020	1,821,000	1,856,205

Materials : 0.78%
Chemicals : 0.47%
Syngenta Finance NV 144A		4.44	4-24-2023	2,000,000	2,061,986

Metals & Mining : 0.31%
ArcelorMittal SA		5.50	3-1-2021	1,340,000	1,388,296

Total Yankee Corporate Bonds and Notes (Cost $64,991,827)					65,751,781

		Yield		Shares
Short-Term Investments : 4.51%
Investment Companies : 4.37%
Securities Lending Cash Investments LLC (l)(r)(u)		2.51%		774,298	774,375
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.30		18,471,372	18,471,372
					19,245,747

				Principal
U.S. Treasury Securities : 0.14%
U.S. Treasury Bill (z)#		1.85	6-13-2019	$625,000	624,607

Total Short-Term Investments (Cost $19,870,330)					19,870,354

Total investments in securities (Cost $436,325,198)	99.66%				439,231,144
Other assets and liabilities, net	0.34				1,506,160

Total net assets	100.00%				$440,737,304

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(m)	The security is an auction-rate security which has an interest rate that resets at predetermined short-term intervals through a Dutch auction. The rate shown is the rate in effect at period end.
(n)	The auction to set the interest rate on the security failed at period end due to insufficient investor interest. A failed auction does not itself cause a default.
¤	The security is issued in zero coupon form with no periodic interest payments.

10

Wells Fargo Short-Term Bond Fund	Portfolio of investments — May 31, 2019 (unaudited)

(c)

Investment in an interest-only security entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

††	On the last interest date, partial interest was paid.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments

Abbreviations:

AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
CLO	Collateralized loan obligation
EDA	Economic Development Authority
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

11

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	749	9-30-2019	$159,918,549	$160,789,235	$870,686	$0
Short
5-Year U.S. Treasury Notes	(217)	9-30-2019	(25,300,497)	(25,468,680)	0	(168,183)

					$870,686	$(168,183)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	0	7,862,446	7,088,148	774,298	$774,375
Wells Fargo Government Money Market Fund Select Class	14,823,405	151,960,130	148,312,163	18,471,372	18,471,372

					$19,245,747	4.37%

Wells Fargo Short-Term Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$19,289,571	$0	$19,289,571
Asset-backed securities	0	62,925,425	0	62,925,425
Corporate bonds and notes	0	178,250,213	0	178,250,213
Municipal obligations	0	9,143,803	0	9,143,803
Non-agency mortgage-backed securities	0	82,432,003	0	82,432,003
Yankee corporate bonds and notes	0	65,751,781	0	65,751,781
U.S. Treasury securities	1,567,994	0	0	1,567,994
Short-term investments
Investment companies	18,471,372	774,375	0	19,245,747
U.S. Treasury securities	624,607	0	0	624,607

	20,663,973	418,567,171	0	439,231,144
Futures contracts	870,686	0	0	870,686

Total assets	$21,534,659	$418,567,171	$0	$440,101,830

Liabilities
Futures contracts	$168,183	$0	$0	$168,183

Total liabilities	$168,183	$0	$0	$168,183

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At May 31, 2019, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Corporate Bonds and Notes : 64.35%
Communication Services : 13.48%
Diversified Telecommunication Services : 0.54%
Hughes Satellite Systems Corporation	6.50%	6-15-2019	$ 5,115,000	$ 5,105,537
Entertainment : 1.47%
Netflix Incorporated	5.38	2-1-2021	13,445,000	13,813,259
Media : 10.52%
Cable One Incorporated 144A	5.75	6-15-2022	13,918,000	14,119,811
DISH DBS Corporation	7.88	9-1-2019	11,135,000	11,254,924
Lamar Media Corporation	5.00	5-1-2023	5,115,000	5,173,925
National CineMedia LLC	6.00	4-15-2022	10,175,000	10,264,031
Nexstar Broadcasting Group Incorporated	5.88	11-15-2022	1,220,000	1,240,984
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	11,535,000	11,664,769
Outfront Media Capital Corporation	5.25	2-15-2022	10,515,000	10,612,369
Sinclair Television Group Incorporated	6.13	10-1-2022	13,200,000	13,398,000
Sirius XM Radio Incorporated 144A	3.88	8-1-2022	10,805,000	10,723,963
TEGNA Incorporated	5.13	10-15-2019	6,174,000	6,174,556
TEGNA Incorporated	5.13	7-15-2020	4,505,000	4,505,000
				99,132,332
Wireless Telecommunication Services : 0.95%
T-Mobile USA Incorporated «	4.00	4-15-2022	8,922,000	8,988,915
Consumer Discretionary : 8.56%
Auto Components : 0.28%
Cooper Tire & Rubber Company	8.00	12-15-2019	2,568,000	2,628,990
Distributors : 0.44%
LKQ Corporation	4.75	5-15-2023	4,200,000	4,200,000
Diversified Consumer Services : 0.86%
TRI Pointe Group Incorporated	4.38	6-15-2019	8,142,000	8,080,935
Hotels, Restaurants & Leisure : 1.97%
GLP Capital LP	4.88	11-1-2020	11,929,000	12,106,623
NCL Corporation Limited 144A	4.75	12-15-2021	6,382,000	6,429,865
				18,536,488
Household Durables : 1.82%
Lennar Corporation	4.50	6-15-2019	3,400,000	3,400,000
Lennar Corporation	6.63	5-1-2020	2,485,000	2,550,231
Pulte Group Incorporated	4.25	3-1-2021	11,145,000	11,200,725
				17,150,956
Specialty Retail : 3.19%
Gap Incorporated	5.95	4-12-2021	8,965,000	9,293,293
Group 1 Automotive Incorporated	5.00	6-1-2022	7,855,000	7,894,275
Penske Auto Group Incorporated	3.75	8-15-2020	1,905,000	1,893,094
Penske Auto Group Incorporated	5.75	10-1-2022	10,920,000	11,029,200
				30,109,862
Consumer Staples : 2.62%
Food Products : 1.48%
B&G Foods Incorporated	4.63	6-1-2021	14,070,000	13,999,650
Personal Products : 1.14%
Edgewell Personal Care Company	4.70	5-19-2021	10,774,000	10,708,279

1

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Energy : 3.51%
Oil, Gas & Consumable Fuels : 3.51%
DCP Midstream Operating LP 144A	5.35%	3-15-2020	$7,943,000	$8,032,359
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	3,390,000	3,440,748
Sabine Pass Liquefaction LLC	5.63	2-1-2021	10,000,000	10,374,435
Southern Star Central Corporation 144A	5.13	7-15-2022	11,095,000	11,202,622
				33,050,164
Financials : 6.46%
Consumer Finance : 5.45%
Ally Financial Incorporated	3.75	11-18-2019	16,660,000	16,668,330
Ford Motor Credit Company LLC	3.34	3-18-2021	4,840,000	4,819,072
Ford Motor Credit Company LLC	5.60	1-7-2022	4,840,000	5,065,067
Navient Corporation	5.00	10-26-2020	4,950,000	5,005,688
Navient Corporation	8.00	3-25-2020	5,000,000	5,143,750
Springleaf Finance Corporation	7.75	10-1-2021	13,645,000	14,668,375
				51,370,282
Real Estate Management & Development : 1.01%
Realogy Group LLC 144A«	5.25	12-1-2021	9,645,000	9,524,438
Health Care : 7.30%
Health Care Equipment & Supplies : 0.77%
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	7,040,000	7,242,400
Health Care Providers & Services : 6.35%
Acadia Healthcare Company Incorporated	5.13	7-1-2022	7,232,000	7,222,960
Acadia Healthcare Company Incorporated	6.13	3-15-2021	1,618,000	1,618,000
Centene Corporation	4.75	5-15-2022	10,555,000	10,657,489
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	7,755,000	7,822,856
HCA Incorporated	6.50	2-15-2020	4,120,000	4,217,340
MEDNAX Incorporated 144A	5.25	12-1-2023	7,315,000	7,296,713
Molina Healthcare Incorporated	5.38	11-15-2022	6,800,000	6,933,960
Select Medical Corporation	6.38	6-1-2021	5,345,000	5,349,009
Tenet Healthcare Corporation	6.00	10-1-2020	8,550,000	8,783,415
				59,901,742
Health Care Technology : 0.18%
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	1,700,000	1,719,125
Industrials : 5.35%
Aerospace & Defense : 2.34%
Alcoa Incorporated	6.15	8-15-2020	8,830,000	9,072,825
Moog Incorporated 144A	5.25	12-1-2022	12,865,000	12,993,650
				22,066,475
Airlines : 0.76%
American Airlines Group Company 144A	5.00	6-1-2022	5,015,000	5,071,419
United Continental Holdings Incorporated	4.25	10-1-2022	2,100,000	2,102,856
				7,174,275
Commercial Services & Supplies : 1.74%
ADT Corporation	6.25	10-15-2021	4,975,000	5,198,875
Clean Harbors Incorporated	5.13	6-1-2021	11,195,000	11,208,994
				16,407,869
Construction & Engineering : 0.51%
United Rentals North America Incorporated	4.63	7-15-2023	4,750,000	4,833,125

2

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Information Technology : 4.24%
Electronic Equipment, Instruments & Components : 1.28%
Sanmina Corporation 144A	4.38%	6-1-2049	$ 12,100,000	$ 12,100,000
Software : 0.50%
Symantec Corporation	4.20	9-15-2020	4,635,000	4,662,962
Technology Hardware, Storage & Peripherals : 2.46%
Dell International LLC 144A	5.88	6-15-2021	2,170,000	2,201,653
EMC Corporation	2.65	6-1-2020	11,850,000	11,722,123
NCR Corporation	4.63	2-15-2021	9,333,000	9,306,868
				23,230,644
Materials : 5.29%
Chemicals : 1.00%
Chemours Company	6.63	5-15-2023	9,445,000	9,409,581
Containers & Packaging : 1.63%
Ball Corporation	4.38	12-15-2020	10,425,000	10,607,438
Reynolds Group Holdings	5.75	10-15-2020	4,768,010	4,775,400
				15,382,838
Metals & Mining : 2.66%
Freeport-McMoRan Incorporated	3.55	3-1-2022	5,750,000	5,622,350
Freeport-McMoRan Incorporated	4.00	11-14-2021	6,530,000	6,562,650
Steel Dynamics Incorporated	5.13	10-1-2021	12,883,000	12,915,208
				25,100,208
Real Estate : 5.84%
Equity REITs : 4.42%
CoreCivic Incorporated	4.13	4-1-2020	11,870,000	11,855,163
Equinix Incorporated	5.38	1-1-2022	12,030,000	12,300,675
Sabra Health Care LP	5.50	2-1-2021	15,339,000	15,559,575
SBA Communications Corporation	4.88	7-15-2022	2,000,000	2,012,780
				41,728,193
Real Estate Management & Development : 1.42%
Washington Prime Group Incorporated	3.85	4-1-2020	5,169,000	5,136,694
Taylor Morrison Communities Incorporated 144A	5.25	4-15-2021	8,285,000	8,222,863
				13,359,557
Utilities : 1.70%
Independent Power & Renewable Electricity Producers : 1.70%
TerraForm Power Operating LLC 144A	4.25	1-31-2023	11,500,000	11,126,246
Vistra Energy Corporation	7.63	11-1-2024	4,650,000	4,891,568
				16,017,814
Total Corporate Bonds and Notes (Cost $611,207,767)				606,736,895
Loans : 24.35%
Communication Services : 2.51%
Diversified Telecommunication Services : 0.55%
Level 3 Financing Incorporated (1 Month LIBOR +2.25%) ±	4.69	2-22-2024	5,258,850	5,170,764

3

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

Security name	Interest rate	Maturity date	Principal	Value
Media : 1.40%
CSC Holdings LLC (1 Month LIBOR +2.50%) ±	4.94%	1-25-2026	$10,952,027	$10,815,126
Neptune Finco Corporation (1 Month LIBOR +2.25%) ±	4.69	1-15-2026	2,468,813	2,421,288
				13,236,414
Wireless Telecommunication Services : 0.56%
SBA Senior Finance II LLC (1 Month LIBOR +2.00%) ±	4.44	4-11-2025	5,374,332	5,289,686
Consumer Discretionary : 1.34%
Auto Components : 0.45%
Allison Transmission Incorporated (2 Month LIBOR +2.00%) ±	4.48	3-30-2026	4,241,093	4,250,805
Household Products : 0.70%
Michaels Stores Incorporated (1 Month LIBOR +2.50%) ±	4.93	1-30-2023	5,362,157	5,281,724
The ServiceMaster Company LLC (1 Month LIBOR +2.50%) ±	4.94	11-8-2023	1,285,413	1,284,127
				6,565,851
Specialty Retail : 0.19%
Sally Beauty Holdings Incorporated (1 Month LIBOR +2.25%) ±‡	4.69	7-5-2024	1,835,025	1,825,850
Consumer Staples : 0.70%
Food Products : 0.70%
Post Holdings Incorporated (1 Month LIBOR +2.00%) ±	4.44	5-24-2024	6,651,665	6,618,406
Financials : 3.14%
Consumer Finance : 0.72%
TransUnion LLC (1 Month LIBOR +2.00%) ±	4.44	6-19-2025	6,837,069	6,812,660
Diversified Financial Services : 2.42%
Delos Finance SARL (3 Month LIBOR +1.75%) ±	4.35	10-6-2023	9,865,000	9,836,194
LPL Holdings Incorporated (1 Month LIBOR +2.25%) ±	4.68	9-23-2024	12,965,616	12,912,975
				22,749,169
Health Care : 1.62%
Health Care Providers & Services : 1.62%
HCA Incorporated (1 Month LIBOR +1.75%) ±	1.00	3-17-2023	10,006,765	9,998,459
Select Medical Corporation (1 Month LIBOR +2.50%) ±‡	4.93	3-6-2025	5,326,507	5,313,191
				15,311,650
Industrials : 8.72%
Airlines : 0.82%
United Airlines Incorporated (1 Month LIBOR +1.75%) ±	4.19	4-1-2024	7,771,400	7,725,238
Commercial Services & Supplies : 4.26%
Advanced Disposal Services Incorporated (1 Month LIBOR +2.25%) ±	4.64	11-10-2023	11,973,489	11,943,555
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	4.19	3-28-2024	5,082,497	5,050,731
Aramark Services Incorporated (1 Month LIBOR +1.75%) ±	4.19	3-11-2025	5,931,734	5,894,660
KAR Auction Services Incorporated (3 Month LIBOR +2.25%) ±	4.88	3-11-2021	13,176,506	13,143,565
Sensata Technologies BV (2 Month LIBOR +1.75%) ±	4.25	10-14-2021	4,176,911	4,178,415
				40,210,926
Communications Equipment : 2.38%
Charter Communications Operating LLC (1 Month LIBOR +2.00%) ±	4.44	4-30-2025	17,881,100	17,838,364
Virgin Media Bristol LLC (1 Month LIBOR +2.50%) ±	4.94	1-15-2026	4,615,000	4,570,604
				22,408,968

4

Wells Fargo Short-Term High Yield Bond Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Machinery : 1.26%
Columbus McKinnon Corporation (3 Month LIBOR +2.50%) ±‡	5.10%	1-31-2024	$5,179,491	$5,160,068
RBS Global Incorporated (1 Month LIBOR +2.00%) ±	4.44	8-21-2024	6,706,250	6,691,362
				11,851,430
Information Technology : 1.74%
Electronic Equipment, Instruments & Components : 0.63%
Dell Incorporated (1 Month LIBOR +2.00%) ±	4.44	9-7-2023	2,634,146	2,618,920
Zebra Technologies Corporation (1 Month LIBOR +1.75%) ±	4.23	10-27-2021	3,302,863	3,298,734
				5,917,654
IT Services : 0.79%
First Data Corporation (1 Month LIBOR +2.00%) ±	4.44	7-8-2022	7,485,077	7,471,754
Semiconductors & Semiconductor Equipment : 0.32%
Micron Technology Incorporated (1 Month LIBOR +1.75%) ±	4.19	4-26-2022	3,056,429	3,050,958
Materials : 4.04%
Chemicals : 2.27%
Ashland LLC (1 Month LIBOR +1.75%) ±	4.19	5-17-2024	5,644,463	5,619,288
Ineos US Finance LLC (1 Month LIBOR +2.00%) ±	4.44	3-31-2024	16,016,336	15,788,904
				21,408,192
Containers & Packaging : 1.77%
Berry Plastics Group Incorporated (1 Month LIBOR +1.75%) ±	4.20	2-8-2020	8,616,558	8,592,604
Berry Plastics Group Incorporated (1 Month LIBOR +1.75%) ±	4.20	1-6-2021	8,120,000	8,083,298
				16,675,902
Real Estate : 0.54%
Equity REITs : 0.54%
MGM Growth Properties LLC (1 Month LIBOR +2.00%) ±	4.44	3-21-2025	5,087,946	5,046,632
Total Loans (Cost $231,590,490)				229,598,909
Non-Agency Mortgage-Backed Securities : 0.00%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2 ±±	5.24	4-25-2024	23,778	21,887
Total Non-Agency Mortgage-Backed Securities (Cost $23,549)				21,887
Yankee Corporate Bonds and Notes : 9.23%
Communication Services : 1.35%
Media : 1.35%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	12,710,000	12,678,225
Consumer Discretionary : 1.63%
Auto Components : 1.40%
IHO Verwaltungs GmbH 144A	4.13	9-15-2021	12,890,000	13,147,800
Automobiles : 0.23%
Jaguar Land Rover Limited 144A	4.25	11-15-2019	2,200,000	2,189,000
Financials : 0.56%
Diversified Financial Services : 0.56%
General Electric Capital International Funding Company	2.34	11-15-2020	5,225,000	5,173,165

5

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Short-Term High Yield Bond Fund

Security name		Interest rate	Maturity date	Principal	Value
Diversified Financial Services (continued)
Virgin Media Finance plc		5.25%	1-15-2021	$75,000	$77,040
					5,250,205
Health Care : 3.01%
Pharmaceuticals : 3.01%
Bausch Health Companies Incorporated 144A		6.50	3-15-2022	11,695,000	12,092,162
Teva Pharmaceutical Finance BV		2.20	7-21-2021	14,600,000	13,471,420
Teva Pharmaceutical Finance BV		3.65	11-10-2021	3,000,000	2,805,000
					28,368,582
Industrials : 0.56%
Airlines : 0.56%
Air Canada Company 144A		7.75	4-15-2021	5,000,000	5,324,000
Materials : 2.12%
Chemicals : 1.03%
Park Aerospace Holdings Company 144A		5.25	8-15-2022	9,305,000	9,684,179
Metals & Mining : 1.09%
ArcelorMittal SA		5.50	3-1-2021	9,970,000	10,329,333
Total Yankee Corporate Bonds and Notes (Cost $87,154,575)					86,971,324

		Yield		Shares
Short-Term Investments : 0.67%
Investment Companies : 0.67%
Securities Lending Cash Investments LLC (l)(r)(u)		2.51		1,041,799	1,041,904
Wells Fargo Government Money Market Fund Select Class (l)(u)		2.30		5,261,155	5,261,155
Total Short-Term Investments (Cost $6,303,058)					6,303,059
Total investments in securities (Cost $936,279,439)	98.60%				929,632,074
Other assets and liabilities, net	1.40				13,209,915

Total net assets	100.00%				$942,841,989

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Security is valued using significant unobservable inputs.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

6

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	146,956	12,124,647	11,229,804	1,041,799	$1,041,904
Wells Fargo Government Money Market Fund Select Class	48,392,907	336,293,398	379,425,150	5,261,155	5,261,155

					$6,303,059	0.67%

Wells Fargo Short-Term High Yield Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Corporate bonds and notes	$0	$606,736,895	$0	$606,736,895
Loans	0	217,299,800	12,299,109	229,598,909
Non-agency mortgage-backed securities	0	21,887	0	21,887
Yankee corporate bonds and notes	0	86,971,324	0	86,971,324
Short-term investments
Investment companies	5,261,155	1,041,904	0	6,303,059

Total assets	$5,261,155	$912,071,810	$12,299,109	$929,632,074

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Loans
Balance as of August 31, 2018	$6,104,686
Accrued discounts (premiums)	(2,406)
Realized gains (losses)	(2,772)
Change in unrealized gains (losses)	(21,867)
Purchases	0
Sales	(917,573)
Transfers into Level 3	7,139,041
Transfers out of Level 3	0

Balance as of May 31, 2019	$12,299,109

Change in unrealized gains (losses) relating to securities still held at May 31, 2019	$(25,897)

The investment type categorized above was valued using indicative broker quotes. These indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

Wells Fargo Target Today Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name		Value
Investment Companies : 100.06%
Affiliated Master Portfolios : 100.06%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$23,855,187
Wells Fargo Emerging Markets Bond Portfolio		2,013,692
Wells Fargo Factor Enhanced Emerging Markets Portfolio		1,532,073
Wells Fargo Factor Enhanced International Portfolio		4,978,190
Wells Fargo Factor Enhanced Large Cap Portfolio		9,508,354
Wells Fargo Factor Enhanced Small Cap Portfolio		2,330,583
Wells Fargo High Yield Corporate Bond Portfolio		1,980,936
Wells Fargo Investment Grade Corporate Bond Portfolio		12,431,589
Wells Fargo Strategic Retirement Bond Portfolio		8,068,344
Wells Fargo U.S. REIT Portfolio		1,717,852

Total Investment Companies (Cost $62,574,793)		68,416,800

Total investments in securities (Cost $62,574,793)	100.06%	68,416,800
Other assets and liabilities, net	(0.06)	(40,328)

Total net assets	100.00%	$68,376,472

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	3.85%	3.86%	$23,855,187
Wells Fargo Emerging Markets Bond Portfolio	4.56	4.55	2,013,692
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.58	0.60	1,532,073
Wells Fargo Factor Enhanced International Portfolio	0.73	0.73	4,978,190
Wells Fargo Factor Enhanced Large Cap Portfolio	0.84	0.84	9,508,354
Wells Fargo Factor Enhanced Small Cap Portfolio	0.88	0.89	2,330,583
Wells Fargo High Yield Corporate Bond Portfolio	2.31	3.18	1,980,936
Wells Fargo Investment Grade Corporate Bond Portfolio	4.64	4.63	12,431,589
Wells Fargo Strategic Retirement Bond Portfolio	10.90	10.92	8,068,344
Wells Fargo U.S. REIT Portfolio	3.85	3.96	1,717,852

			$68,416,800	100.06%

Wells Fargo Target Today Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to the following asset classes: equity and fixed income (including money market securities). Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2019, the affiliated Master Portfolios in aggregate were valued at $68,416,800, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2010 Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name		Value
Investment Companies : 100.21%
Affiliated Master Portfolios : 100.21%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$22,844,947
Wells Fargo Emerging Markets Bond Portfolio		1,927,291
Wells Fargo Factor Enhanced Emerging Markets Portfolio		1,552,423
Wells Fargo Factor Enhanced International Portfolio		5,170,595
Wells Fargo Factor Enhanced Large Cap Portfolio		9,855,250
Wells Fargo Factor Enhanced Small Cap Portfolio		2,370,190
Wells Fargo High Yield Corporate Bond Portfolio		1,895,179
Wells Fargo Investment Grade Corporate Bond Portfolio		11,900,803
Wells Fargo Strategic Retirement Bond Portfolio		7,726,339
Wells Fargo U.S. REIT Portfolio		1,786,499
Total Investment Companies (Cost $48,598,963)		67,029,516

Total investments in securities (Cost $48,598,963)	100.21%	67,029,516
Other assets and liabilities, net	(0.21)	(138,924)

Total net assets	100.00%	$66,890,592

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	3.71%	3.69%	$22,844,947
Wells Fargo Emerging Markets Bond Portfolio	4.40	4.36	1,927,291
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.62	0.61	1,552,423
Wells Fargo Factor Enhanced International Portfolio	0.77	0.76	5,170,595
Wells Fargo Factor Enhanced Large Cap Portfolio	0.89	0.88	9,855,250
Wells Fargo Factor Enhanced Small Cap Portfolio	0.93	0.91	2,370,190
Wells Fargo High Yield Corporate Bond Portfolio	2.22	3.04	1,895,179
Wells Fargo Investment Grade Corporate Bond Portfolio	4.48	4.43	11,900,803
Wells Fargo Strategic Retirement Bond Portfolio	10.52	10.46	7,726,339
Wells Fargo U.S. REIT Portfolio	4.12	4.12	1,786,499

			$67,029,516	100.21%

Wells Fargo Target 2010 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2019, the affiliated Master Portfolios in aggregate were valued at $67,029,516, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2015 Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name		Value
Investment Companies : 100.03%
Affiliated Master Portfolios : 100.03%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$24,884,881
Wells Fargo Emerging Markets Bond Portfolio		2,102,587
Wells Fargo Factor Enhanced Emerging Markets Portfolio		2,132,316
Wells Fargo Factor Enhanced International Portfolio		7,122,776
Wells Fargo Factor Enhanced Large Cap Portfolio		13,590,801
Wells Fargo Factor Enhanced Small Cap Portfolio		3,273,780
Wells Fargo High Yield Corporate Bond Portfolio		2,067,442
Wells Fargo Investment Grade Corporate Bond Portfolio		12,948,986
Wells Fargo Strategic Retirement Bond Portfolio		8,419,204
Wells Fargo U.S. REIT Portfolio		2,458,930
Total Investment Companies (Cost $67,947,882)		79,001,703

Total investments in securities (Cost $67,947,882)	100.03%	79,001,703
Other assets and liabilities, net	(0.03)	(24,517)

Total net assets	100.00%	$78,977,186

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of, period	% of, net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	4.14%	4.02%	$24,884,881
Wells Fargo Emerging Markets Bond Portfolio	4.96	4.75	2,102,587
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.86	0.84	2,132,316
Wells Fargo Factor Enhanced International Portfolio	1.08	1.05	7,122,776
Wells Fargo Factor Enhanced Large Cap Portfolio	1.24	1.21	13,590,801
Wells Fargo Factor Enhanced Small Cap Portfolio	1.30	1.25	3,273,780
Wells Fargo High Yield Corporate Bond Portfolio	2.52	3.32	2,067,442
Wells Fargo Investment Grade Corporate Bond Portfolio	5.01	4.82	12,948,986
Wells Fargo Strategic Retirement Bond Portfolio	11.73	11.39	8,419,204
Wells Fargo U.S. REIT Portfolio	5.75	5.67	2,458,930

			$79,001,703	100.03%

Wells Fargo Target 2015 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2019, the affiliated Master Portfolios in aggregate were valued at $79,001,703, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2020 Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name		Value
Investment Companies : 100.03%
Affiliated Master Portfolios : 100.03%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$116,870,588
Wells Fargo Emerging Markets Bond Portfolio		9,833,605
Wells Fargo Factor Enhanced Emerging Markets Portfolio		13,688,771
Wells Fargo Factor Enhanced International Portfolio		44,725,879
Wells Fargo Factor Enhanced Large Cap Portfolio		83,419,536
Wells Fargo Factor Enhanced Small Cap Portfolio		20,337,166
Wells Fargo High Yield Corporate Bond Portfolio		9,688,513
Wells Fargo Investment Grade Corporate Bond Portfolio		60,804,474
Wells Fargo Strategic Retirement Bond Portfolio		32,934,876
Wells Fargo U.S. REIT Portfolio		12,274,920
Total Investment Companies (Cost $367,734,314)		404,578,328

Total investments in securities (Cost $367,734,314)	100.03%	404,578,328
Other assets and liabilities, net	(0.03)	(129,707)

Total net assets	100.00%	$404,448,621

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of, period	% of, net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	18.88%	18.89%	$116,870,588
Wells Fargo Emerging Markets Bond Portfolio	22.29	22.24	9,833,605
Wells Fargo Factor Enhanced Emerging Markets Portfolio	5.25	5.38	13,688,771
Wells Fargo Factor Enhanced International Portfolio	6.54	6.57	44,725,879
Wells Fargo Factor Enhanced Large Cap Portfolio	7.38	7.41	83,419,536
Wells Fargo Factor Enhanced Small Cap Portfolio	7.78	7.78	20,337,166
Wells Fargo High Yield Corporate Bond Portfolio	11.26	15.56	9,688,513
Wells Fargo Investment Grade Corporate Bond Portfolio	22.77	22.64	60,804,474
Wells Fargo Strategic Retirement Bond Portfolio	44.53	44.57	32,934,876
Wells Fargo U.S. REIT Portfolio	27.64	28.33	12,274,920

			$404,578,328	100.03%

Wells Fargo Target 2020 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2019, the affiliated Master Portfolios in aggregate were valued at $404,578,328, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2025 Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name		Value
Investment Companies : 99.88%
Affiliated Master Portfolios : 99.88%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$75,386,865
Wells Fargo Emerging Markets Bond Portfolio		6,280,939
Wells Fargo Factor Enhanced Emerging Markets Portfolio		12,674,885
Wells Fargo Factor Enhanced International Portfolio		42,054,630
Wells Fargo Factor Enhanced Large Cap Portfolio		75,353,123
Wells Fargo Factor Enhanced Small Cap Portfolio		18,541,997
Wells Fargo High Yield Corporate Bond Portfolio		6,176,486
Wells Fargo Investment Grade Corporate Bond Portfolio		39,233,830
Wells Fargo Strategic Retirement Bond Portfolio		10,582,707
Wells Fargo U.S. REIT Portfolio		5,607,852
Total Investment Companies (Cost $270,635,492)		291,893,314

Total investments in securities (Cost $270,635,492)	99.88%	291,893,314
Other assets and liabilities, net	0.12	352,626

Total net assets	100.00%	$292,245,940

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of, period	% of, net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	12.05%	12.19%	$75,386,865
Wells Fargo Emerging Markets Bond Portfolio	14.31	14.20	6,280,939
Wells Fargo Factor Enhanced Emerging Markets Portfolio	4.98	4.98	12,674,885
Wells Fargo Factor Enhanced International Portfolio	6.25	6.18	42,054,630
Wells Fargo Factor Enhanced Large Cap Portfolio	6.78	6.69	75,353,123
Wells Fargo Factor Enhanced Small Cap Portfolio	7.13	7.09	18,541,997
Wells Fargo High Yield Corporate Bond Portfolio	7.26	9.92	6,176,486
Wells Fargo Investment Grade Corporate Bond Portfolio	14.61	14.61	39,233,830
Wells Fargo Strategic Retirement Bond Portfolio	14.18	14.32	10,582,707
Wells Fargo U.S. REIT Portfolio	12.83	12.94	5,607,852

			$291,893,314	99.88%

Wells Fargo Target 2025 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2019, the affiliated Master Portfolios in aggregate were valued at $291,893,314, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2030 Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name		Value
Investment Companies : 100.06%
Affiliated Master Portfolios : 100.06%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$119,387,700
Wells Fargo Emerging Markets Bond Portfolio		9,937,235
Wells Fargo Factor Enhanced Emerging Markets Portfolio		30,472,227
Wells Fargo Factor Enhanced International Portfolio		103,303,025
Wells Fargo Factor Enhanced Large Cap Portfolio		175,141,972
Wells Fargo Factor Enhanced Small Cap Portfolio		41,594,496
Wells Fargo High Yield Corporate Bond Portfolio		9,816,504
Wells Fargo Investment Grade Corporate Bond Portfolio		62,157,336
Wells Fargo Strategic Retirement Bond Portfolio		4,581,364
Wells Fargo U.S. REIT Portfolio		2,840,330
Total Investment Companies (Cost $520,845,391)		559,232,189

Total investments in securities (Cost $520,845,391)	100.06%	559,232,189
Other assets and liabilities, net	(0.06)	(331,447)

Total net assets	100.00%	$558,900,742

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of, period	% of, net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	18.92%	19.30%	$119,387,700
Wells Fargo Emerging Markets Bond Portfolio	22.13	22.47	9,937,235
Wells Fargo Factor Enhanced Emerging Markets Portfolio	11.68	11.98	30,472,227
Wells Fargo Factor Enhanced International Portfolio	14.90	15.18	103,303,025
Wells Fargo Factor Enhanced Large Cap Portfolio	15.17	15.56	175,141,972
Wells Fargo Factor Enhanced Small Cap Portfolio	15.48	15.92	41,594,496
Wells Fargo High Yield Corporate Bond Portfolio	11.18	15.76	9,816,504
Wells Fargo Investment Grade Corporate Bond Portfolio	22.84	23.15	62,157,336
Wells Fargo Strategic Retirement Bond Portfolio	6.08	6.20	4,581,364
Wells Fargo U.S. REIT Portfolio	6.30	6.55	2,840,330

			$559,232,189	100.06%

Wells Fargo Target 2030 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2019, the affiliated Master Portfolios in aggregate were valued at $559,232,189, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Strategic Retirement Bond Portfolio	Seeks to replicate the total return of a blended index that is weighted 50% to the Bloomberg Barclays U.S. Treasury Inflation-Linked 1-10 Year Bond Index and 50% to the Bloomberg Barclays U.S. Intermediate Government Bond Index, before fees and expenses

Wells Fargo U.S. REIT Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. REIT Index, before fees and expenses

Wells Fargo Target 2035 Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name		Value
Investment Companies : 99.92%
Affiliated Master Portfolios : 99.92%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$41,066,680
Wells Fargo Emerging Markets Bond Portfolio		3,434,191
Wells Fargo Factor Enhanced Emerging Markets Portfolio		17,045,068
Wells Fargo Factor Enhanced International Portfolio		55,914,289
Wells Fargo Factor Enhanced Large Cap Portfolio		92,053,574
Wells Fargo Factor Enhanced Small Cap Portfolio		22,584,668
Wells Fargo High Yield Corporate Bond Portfolio		3,376,199
Wells Fargo Investment Grade Corporate Bond Portfolio		21,398,013
Total Investment Companies (Cost $243,896,725)		256,872,682

Total investments in securities (Cost $243,896,725)	99.92%	256,872,682
Other assets and liabilities, net	0.08	198,846

Total net assets	100.00%	$257,071,528

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	6.69%	6.64%	$41,066,680
Wells Fargo Emerging Markets Bond Portfolio	7.91	7.77	3,434,191
Wells Fargo Factor Enhanced Emerging Markets Portfolio	6.61	6.70	17,045,068
Wells Fargo Factor Enhanced International Portfolio	8.33	8.22	55,914,289
Wells Fargo Factor Enhanced Large Cap Portfolio	8.33	8.18	92,053,574
Wells Fargo Factor Enhanced Small Cap Portfolio	8.77	8.64	22,584,668
Wells Fargo High Yield Corporate Bond Portfolio	4.01	5.42	3,376,199
Wells Fargo Investment Grade Corporate Bond Portfolio	8.06	7.97	21,398,013

			$256,872,682	99.92%

Wells Fargo Target 2035 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2019, the affiliated Master Portfolios in aggregate were valued at $256,872,682, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2040 Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name		Value
Investment Companies : 99.94%
Affiliated Master Portfolios : 99.94%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$53,949,743
Wells Fargo Emerging Markets Bond Portfolio		4,518,709
Wells Fargo Factor Enhanced Emerging Markets Portfolio		36,658,616
Wells Fargo Factor Enhanced International Portfolio		121,577,496
Wells Fargo Factor Enhanced Large Cap Portfolio		194,503,399
Wells Fargo Factor Enhanced Small Cap Portfolio		47,384,405
Wells Fargo High Yield Corporate Bond Portfolio		4,441,723
Wells Fargo Investment Grade Corporate Bond Portfolio		28,062,896
Total Investment Companies (Cost $463,403,870)		491,096,987

Total investments in securities (Cost $463,403,870)	99.94%	491,096,987
Other assets and liabilities, net	0.06	302,228

Total net assets	100.00%	$491,399,215

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	8.60%	8.72%	$53,949,743
Wells Fargo Emerging Markets Bond Portfolio	10.09	10.22	4,518,709
Wells Fargo Factor Enhanced Emerging Markets Portfolio	13.86	14.41	36,658,616
Wells Fargo Factor Enhanced International Portfolio	17.50	17.87	121,577,496
Wells Fargo Factor Enhanced Large Cap Portfolio	16.87	17.28	194,503,399
Wells Fargo Factor Enhanced Small Cap Portfolio	17.79	18.13	47,384,405
Wells Fargo High Yield Corporate Bond Portfolio	5.10	7.13	4,441,723
Wells Fargo Investment Grade Corporate Bond Portfolio	10.36	10.45	28,062,896

			$491,096,987	99.94%

Wells Fargo Target 2040 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2019, the affiliated Master Portfolios in aggregate were valued at $491,096,987, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2045 Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name		Value
Investment Companies : 99.98%
Affiliated Master Portfolios : 99.98%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$12,089,259
Wells Fargo Emerging Markets Bond Portfolio		1,009,740
Wells Fargo Factor Enhanced Emerging Markets Portfolio		12,280,989
Wells Fargo Factor Enhanced International Portfolio		39,985,373
Wells Fargo Factor Enhanced Large Cap Portfolio		62,176,215
Wells Fargo Factor Enhanced Small Cap Portfolio		15,300,856
Wells Fargo High Yield Corporate Bond Portfolio		992,000
Wells Fargo Investment Grade Corporate Bond Portfolio		6,288,453
Total Investment Companies (Cost $145,371,557)		150,122,885

Total investments in securities (Cost $145,371,557)	99.98%	150,122,885
Other assets and liabilities, net	0.02	31,532

Total net assets	100.00%	$150,154,417

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of, period	% of, net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	1.97%	1.95%	$12,089,259
Wells Fargo Emerging Markets Bond Portfolio	2.33	2.28	1,009,740
Wells Fargo Factor Enhanced Emerging Markets Portfolio	4.82	4.83	12,280,989
Wells Fargo Factor Enhanced International Portfolio	5.96	5.88	39,985,373
Wells Fargo Factor Enhanced Large Cap Portfolio	5.61	5.52	62,176,215
Wells Fargo Factor Enhanced Small Cap Portfolio	5.91	5.85	15,300,856
Wells Fargo High Yield Corporate Bond Portfolio	1.18	1.59	992,000
Wells Fargo Investment Grade Corporate Bond Portfolio	2.38	2.34	6,288,453

			$150,122,885	99.98%

Wells Fargo Target 2045 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2019, the affiliated Master Portfolios in aggregate were valued at $ 150,122,885, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2050 Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name		Value
Investment Companies : 99.91%
Affiliated Master Portfolios : 99.91%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$13,508,873
Wells Fargo Emerging Markets Bond Portfolio		1,132,165
Wells Fargo Factor Enhanced Emerging Markets Portfolio		18,886,703
Wells Fargo Factor Enhanced International Portfolio		62,220,617
Wells Fargo Factor Enhanced Large Cap Portfolio		95,548,602
Wells Fargo Factor Enhanced Small Cap Portfolio		23,377,234
Wells Fargo High Yield Corporate Bond Portfolio		1,120,908
Wells Fargo Investment Grade Corporate Bond Portfolio		7,036,781
Total Investment Companies (Cost $206,564,482)		222,831,883

Total investments in securities (Cost $206,564,482)	99.91%	222,831,883
Other assets and liabilities, net	0.09	199,943

Total net assets	100.00%	$223,031,826

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of, period	% of, net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	2.15%	2.18%	$13,508,873
Wells Fargo Emerging Markets Bond Portfolio	2.52	2.56	1,132,165
Wells Fargo Factor Enhanced Emerging Markets Portfolio	7.10	7.42	18,886,703
Wells Fargo Factor Enhanced International Portfolio	8.80	9.14	62,220,617
Wells Fargo Factor Enhanced Large Cap Portfolio	8.18	8.49	95,548,602
Wells Fargo Factor Enhanced Small Cap Portfolio	8.61	8.94	23,377,234
Wells Fargo High Yield Corporate Bond Portfolio	1.27	1.80	1,120,908
Wells Fargo Investment Grade Corporate Bond Portfolio	2.59	2.62	7,036,781

			$222,831,883	99.91%

Wells Fargo Target 2050 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2019, the affiliated Master Portfolios in aggregate were valued at $222,831,883, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2055 Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name		Value
Investment Companies : 100.14%
Affiliated Master Portfolios : 100.14%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$2,276,721
Wells Fargo Emerging Markets Bond Portfolio		190,934
Wells Fargo Factor Enhanced Emerging Markets Portfolio		3,206,068
Wells Fargo Factor Enhanced International Portfolio		10,452,130
Wells Fargo Factor Enhanced Large Cap Portfolio		16,086,481
Wells Fargo Factor Enhanced Small Cap Portfolio		3,983,545
Wells Fargo High Yield Corporate Bond Portfolio		189,330
Wells Fargo Investment Grade Corporate Bond Portfolio		1,184,276
Total Investment Companies (Cost $38,180,605)		37,569,485

Total investments in securities (Cost $38,180,605)	100.14%	37,569,485
Other assets and liabilities, net	(0.14)	(51,877)

Total net assets	100.00%	$37,517,608

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.37%	0.37%	$2,276,721
Wells Fargo Emerging Markets Bond Portfolio	0.44	0.43	190,934
Wells Fargo Factor Enhanced Emerging Markets Portfolio	1.24	1.26	3,206,068
Wells Fargo Factor Enhanced International Portfolio	1.53	1.54	10,452,130
Wells Fargo Factor Enhanced Large Cap Portfolio	1.43	1.43	16,086,481
Wells Fargo Factor Enhanced Small Cap Portfolio	1.50	1.52	3,983,545
Wells Fargo High Yield Corporate Bond Portfolio	0.22	0.30	189,330
Wells Fargo Investment Grade Corporate Bond Portfolio	0.45	0.44	1,184,276

			$37,569,485	100.14%

Wells Fargo Target 2055 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2019, the affiliated Master Portfolios in aggregate were valued at $ 37,569,485, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Target 2060 Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name		Value
Investment Companies : 100.34%
Affiliated Master Portfolios : 100.34%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$1,131,735
Wells Fargo Emerging Markets Bond Portfolio		94,941
Wells Fargo Factor Enhanced Emerging Markets Portfolio		1,602,963
Wells Fargo Factor Enhanced International Portfolio		5,208,516
Wells Fargo Factor Enhanced Large Cap Portfolio		8,027,777
Wells Fargo Factor Enhanced Small Cap Portfolio		1,988,631
Wells Fargo High Yield Corporate Bond Portfolio		94,139
Wells Fargo Investment Grade Corporate Bond Portfolio		588,692
Total Investment Companies (Cost $18,410,477)		18,737,394

Total investments in securities (Cost $18,410,477)	100.34%	18,737,394
Other assets and liabilities, net	(0.34)	(62,920)

Total net assets	100.00%	$18,674,474

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period	% of net assets
Affiliated Master Portfolios
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.16%	0.18%	$1,131,735
Wells Fargo Emerging Markets Bond Portfolio	0.19	0.21	94,941
Wells Fargo Factor Enhanced Emerging Markets Portfolio	0.54	0.63	1,602,963
Wells Fargo Factor Enhanced International Portfolio	0.66	0.77	5,208,516
Wells Fargo Factor Enhanced Large Cap Portfolio	0.62	0.71	8,027,777
Wells Fargo Factor Enhanced Small Cap Portfolio	0.65	0.76	1,988,631
Wells Fargo High Yield Corporate Bond Portfolio	0.10	0.15	94,139
Wells Fargo Investment Grade Corporate Bond Portfolio	0.20	0.22	588,692

			$18,737,394	100.34%

Wells Fargo Target 2060 Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests in various affiliated master portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio invests in a combination of securities to gain exposure to equity and fixed income asset classes. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2019, the affiliated Master Portfolios in aggregate were valued at $18,737,394, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses

Wells Fargo Emerging Markets Bond Portfolio	Seeks to replicate the total return of the JP Morgan EMBI Global Diversified Index, before fees and expenses

Wells Fargo Factor Enhanced Emerging Markets Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Emerging Markets Index (Net), before fees and expenses

Wells Fargo Factor Enhanced International Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced International Index (Net), before fees and expenses

Wells Fargo Factor Enhanced Large Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Large Cap Index, before fees and expenses

Wells Fargo Factor Enhanced Small Cap Portfolio	Seeks to replicate the total return of the Wells Fargo Factor Enhanced Small Cap Index, before fees and expenses

Wells Fargo High Yield Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. High Yield Bond Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo U.S. Core Bond Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name		Value
Investment Companies : 100.12%
Affiliated Master Portfolios : 100.12%
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio		$789,298
Wells Fargo Investment Grade Corporate Bond Portfolio		257,788
Total Investment Companies (Cost $1,011,695)		1,047,086

Total investments in securities (Cost $1,011,695)	100.12%	1,047,086
Other assets and liabilities, net	(0.12)	(1,227)

Total net assets	100.00%	$1,045,859

1

Transactions with the affiliated Master Portfolios were as follows:

	% of ownership, beginning of period		% of ownership, end of period	Value, end of period	% of net assets
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	0.00	%*	0.13%	$789,298
Wells Fargo Investment Grade Corporate Bond Portfolio	0.00	*	0.10	257,788

				$1,047,086	100.12%

*	The amount owned is less than 0.005%.

Wells Fargo U.S. Core Bond Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

The Fund is a fund-of-funds that invests substantially all of its assets in two affiliated Master Portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At May 31, 2019, the affiliated Master Portfolios in aggregate were valued at $1,047,086, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

As of May 31, 2019, the Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Bloomberg Barclays US Aggregate ex-Corporate Portfolio	Seeks to replicate the total return of the Bloomberg Barclays U.S. ex-Corporate Index, before fees and expenses

Wells Fargo Investment Grade Corporate Bond Portfolio	Seeks to replicate the total return of the Wells Fargo U.S. Investment Grade Corporate Bond Index, before fees and expenses

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities : 7.72%
FDIC Series 2013-R1 Class A 144A	1.15%	3-25-2033	$735,620	$727,346
FHLMC	1.73	7-25-2019	880,439	878,158
FHLMC (1 Month LIBOR +0.50%) ±	2.94	9-15-2041	1,714,314	1,718,896
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.33	6-1-2032	1,567	1,616
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.48	11-1-2035	2,005,823	2,106,389
FHLMC	4.50	2-1-2020	79,066	80,517
FHLMC	4.50	8-1-2020	53,232	54,209
FHLMC	4.50	1-1-2022	56,341	57,374
FHLMC	4.50	6-1-2024	939,509	967,699
FHLMC	4.50	9-1-2026	1,485,977	1,530,608
FHLMC (1 Year Treasury Constant Maturity +2.40%) ±	4.51	7-1-2029	2,156	2,225
FHLMC (1 Year Treasury Constant Maturity +2.23%) ±	4.52	3-1-2035	664,322	698,189
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.55	10-1-2038	697,937	742,067
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.76	4-1-2032	84,084	88,351
FHLMC (1 Year Treasury Constant Maturity +2.20%) ±	4.79	5-1-2035	260,103	272,952
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.82	4-1-2038	684,000	719,935
FHLMC (1 Year Treasury Constant Maturity +2.33%) ±	4.83	1-1-2029	34,269	34,522
FHLMC (1 Year Treasury Constant Maturity +2.25%) ±	4.85	9-1-2038	1,289,211	1,359,472
FHLMC	5.00	12-1-2019	108,368	111,566
FHLMC	5.50	12-1-2022	361,058	372,020
FHLMC	5.50	12-1-2023	424,378	441,499
FHLMC	6.00	10-1-2021	928,500	951,124
FHLMC	6.00	1-1-2024	373,927	386,075
FHLMC	7.00	6-1-2031	241,865	269,048
FHLMC	9.00	10-1-2019	1,133	1,133
FHLMC	9.50	9-1-2020	8,096	8,128
FHLMC	9.50	12-1-2022	4,966	4,999
FHLMC	10.00	11-17-2021	2,948	2,960
FHLMC	10.50	5-1-2020	7,167	7,204
FHLMC Series 2611 Class HD	5.00	5-15-2023	481,422	498,199
FHLMC Series 2649 Class WL	4.00	7-15-2023	930,587	940,761
FHLMC Series 2704 Class BH	4.50	11-15-2023	343,120	350,303
FHLMC Series 2849 Class B	5.00	8-15-2019	1,773	1,773
FHLMC Series 2881 Class AE	5.00	8-15-2034	178,747	183,562
FHLMC Series 2896 Class CB	4.50	11-15-2019	1,419	1,425
FHLMC Series 2953 Class LD	5.00	12-15-2034	158,374	163,922
FHLMC Series 3166 Class AC	5.00	6-15-2021	571,645	572,167
FHLMC Series 3266 Class D	5.00	1-15-2022	44	44
FHLMC Series 3609 Class LA	4.00	12-15-2024	9,814	9,820
FHLMC Series 3821 Class LA	3.50	4-15-2025	101,400	101,417
FHLMC Series 3834 Class EA	3.50	6-15-2029	219,112	221,608
FHLMC Series 3888 Class NA	2.25	1-15-2040	1,532,076	1,537,494
FHLMC Series 3898 Class NE	4.00	7-15-2040	121,697	121,538
FHLMC Series 4172 Class PB	1.50	7-15-2040	309,026	304,149
FHLMC Series 4318 Class LC	2.00	6-15-2038	374,276	370,681
FHLMC Series 4348 Class MH	3.00	6-15-2039	2,109,313	2,137,676
FHLMC Series K005 Class A2	4.32	11-25-2019	481,449	482,406
FHLMC Series KF15 Class A (1 Month LIBOR +0.67%) ±	3.15	2-25-2023	919,267	919,503
FHLMC Series KJ13 Class A1	2.06	9-25-2021	1,353,706	1,347,487
FHLMC Series KP04 Class AG1 (1 Month LIBOR +0.22%) ±	2.70	7-25-2020	4,515,000	4,511,360
FHLMC Series QO04 Class AFL (12 Month Treasury Average +0.74%) ±	3.22	5-25-2044	3,466,015	3,468,708
FHLMC Series T-42 Class A6	9.50	2-25-2042	588,544	720,434
FNMA	2.00	4-1-2023	2,877,160	2,858,051
FNMA (1 Year Treasury Constant Maturity +1.86%) ±	3.86	1-1-2023	5,157	5,148
FNMA (6 Month LIBOR +1.51%) ±	4.22	9-1-2037	333,649	344,645
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.25	6-1-2034	817,537	861,434
FNMA (6 Month LIBOR +1.40%) ±	4.28	10-1-2031	70,247	71,807
FNMA (1 Year Treasury Constant Maturity +2.22%) ±	4.33	6-1-2032	94,467	98,145
FNMA (1 Year Treasury Constant Maturity +2.02%) ±	4.40	12-1-2034	358,531	374,626
FNMA	4.50	6-1-2019	162	162
FNMA	4.50	1-1-2027	1,741,697	1,793,299
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.56	2-1-2035	892,881	938,275
FNMA (1 Year Treasury Constant Maturity +2.20%) ±	4.56	4-1-2038	1,721,731	1,809,447
FNMA (1 Year Treasury Constant Maturity +2.25%) ±	4.58	11-1-2033	1,525,237	1,605,176
FNMA (1 Year Treasury Constant Maturity +2.21%) ±	4.59	7-1-2038	1,186,962	1,248,409
FNMA (1 Year Treasury Constant Maturity +2.23%) ±	4.61	12-1-2040	129,927	136,372

1

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Agency Securities (continued)
FNMA (1 Year Treasury Constant Maturity +2.19%) ±	4.64%	11-1-2031	$57,907	$60,724
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.65	8-1-2036	1,882,393	1,983,315
FNMA (1 Year Treasury Constant Maturity +2.13%) ±	4.67	5-1-2032	4,868	5,024
FNMA (12 Month LIBOR +1.81%) ±	4.67	9-1-2040	2,050,602	2,155,823
FNMA (1 Year Treasury Constant Maturity +2.28%) ±	4.71	11-1-2032	460,861	482,340
FNMA (1 Year Treasury Constant Maturity +2.36%) ±	4.74	11-1-2034	845,201	894,417
FNMA (1 Year Treasury Constant Maturity +2.31%) ±	4.74	5-1-2036	588,783	621,820
FNMA (12 Month Treasury Average +2.25%) ±	4.75	8-1-2045	615,631	645,829
FNMA (1 Year Treasury Constant Maturity +2.26%) ±	4.76	11-1-2035	152,132	160,379
FNMA (12 Month Treasury Average +2.33%) ±	4.78	5-1-2036	716,332	745,932
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	4.97	2-1-2036	1,508,954	1,591,577
FNMA	5.00	5-1-2022	292,657	299,873
FNMA	5.00	6-1-2024	1,825,490	1,880,273
FNMA (1 Year Treasury Constant Maturity +2.27%) ±	5.02	2-1-2033	355,978	371,617
FNMA	6.00	4-1-2021	55,730	56,524
FNMA	6.00	1-1-2023	1,007,191	1,046,410
FNMA (6 Month LIBOR +2.86%) ±	6.23	4-1-2033	770	797
FNMA	6.50	8-1-2031	282,974	325,459
FNMA	8.33	7-15-2020	611	613
FNMA	9.00	2-15-2020	5,623	5,650
FNMA	9.00	10-15-2021	4,052	4,092
FNMA	9.00	6-1-2024	8,874	8,928
FNMA	9.50	12-1-2020	6,317	6,353
FNMA	10.50	4-1-2022	88	89
FNMA Series 1990-111 Class Z	8.75	9-25-2020	1,299	1,329
FNMA Series 1990-119 Class J	9.00	10-25-2020	8,956	9,214
FNMA Series 1990-124 Class Z	9.00	10-25-2020	3,128	3,199
FNMA Series 1990-21 Class Z	9.00	3-25-2020	11,295	11,451
FNMA Series 1990-27 Class Z	9.00	3-25-2020	4,732	4,783
FNMA Series 1990-30 Class D	9.75	3-25-2020	1,614	1,643
FNMA Series 1990-77 Class D	9.00	6-25-2020	5,138	5,182
FNMA Series 1991-132 Class Z	8.00	10-25-2021	21,256	22,156
FNMA Series 1992-71 Class X	8.25	5-25-2022	14,251	15,163
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	307,578	349,724
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	496,657	579,492
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	451,330	540,828
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	564,278	666,089
FNMA Series 2002-W04 Class A6 ±±	4.55	5-25-2042	582,156	597,880
FNMA Series 2003-W11 Class A1 ±±	5.75	6-25-2033	17,640	18,413
FNMA Series 2003-W3 Class 1A4 ±±	4.22	8-25-2042	31,913	33,289
FNMA Series 2004-10 Class FA (1 Month LIBOR +0.35%) ±	2.78	2-25-2034	9,063	9,063
FNMA Series 2004-92 Class QY	4.50	8-25-2034	41,789	41,716
FNMA Series 2007-W2 Class 1A1 (1 Month LIBOR +0.32%) ±	2.75	3-25-2037	321,330	321,313
FNMA Series 2008-76 Class GF (1 Month LIBOR +0.65%) ±	3.08	9-25-2023	4,015	4,012
FNMA Series 2009-31 Class B	4.00	5-25-2024	263,805	263,808
FNMA Series 2010-115 Class NC	2.75	1-25-2039	741,239	742,528
FNMA Series 2010-25 Class ND	3.50	3-25-2025	15,214	15,132
FNMA Series 2010-37 Class A1	5.41	5-25-2035	4,711,593	4,900,846
FNMA Series 2010-57 Class DQ	3.00	6-25-2025	204,491	204,700
FNMA Series 2010-89 Class DP	3.00	6-25-2038	860,496	860,510
FNMA Series 2011-122 Class A	3.00	12-25-2025	165,386	165,132
FNMA Series 2011-40 Class CA	3.50	12-25-2028	62,788	62,687
FNMA Series 2012-72 Class QE	3.00	1-25-2038	338,489	340,870
FNMA Series 2012-94 Class E	3.00	6-25-2022	9,522	9,505
FNMA Series 2013-26 Class AK	2.50	11-25-2038	3,456,378	3,458,962
FNMA Series 2014-19 Class HA	2.00	6-25-2040	822,501	816,431
GNMA	7.00	6-15-2033	385,393	457,526
GNMA Series 2012-57 Class LG	1.50	3-16-2035	76,180	75,925
GNMA Series 2016-H19 Class FE (1 Month LIBOR +0.37%) ±	2.86	6-20-2061	423,433	423,264
GNMA Series 2017-H13 Class FJ (1 Month LIBOR +0.20%) ±	2.69	5-20-2067	714,543	713,843
GNMA Series 2017-H16 Class FD (1 Month LIBOR +0.20%) ±	2.69	8-20-2067	867,863	867,397
Total Agency Securities (Cost $75,892,550)				76,676,577

Asset-Backed Securities : 14.18%
AmeriCredit Automobile Receivables Trust Series 2017-2 Class A3	1.98	12-20-2021	4,051,167	4,039,527
Avis Budget Rental Car Funding LLC Series 2014-1A Class A 144A	2.46	7-20-2020	333,333	333,242

2

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Asset-Backed Securities (continued)
Bank of the West Auto Trust Series 2018-1 Class A2 144A	3.09%	4-15-2021	$4,868,078	$4,876,142
California Republic Auto Receivables Trust Series 2017-1 Class A4	2.28	6-15-2022	3,810,000	3,803,251
CCG Receivables Trust Series 2016-1 Class A2 144A	1.69	9-14-2022	523,554	523,315
CCG Receivables Trust Series 2017-1 Class A2 144A	1.84	11-14-2023	2,699,771	2,690,172
Chesapeake Funding II LLC Series 2017-3A Class A1 144A	1.91	8-15-2029	5,101,624	5,073,974
Chesapeake Funding II LLC Series 2018-3A Class A1 144A	3.39	1-15-2031	6,500,000	6,599,416
Dell Equipment Finance Trust Series 2017-2 Class A2B (1 Month LIBOR +0.30%) 144A±	2.74	2-24-2020	265,511	265,517
Dell Equipment Finance Trust Series 2018-1 Class A2A 144A	2.97	10-22-2020	7,435,539	7,450,022
DLL Securitization Trust Series 2017-A Class A2 144A	1.89	7-15-2020	710,405	709,781
Drive Auto Receivables Trust Series 2016 - BA Class C 144A	3.19	7-15-2022	184,995	185,011
Drive Auto Receivables Trust Series 2016 - CA Class C 144A	3.02	11-15-2021	5,638,045	5,640,380
DT Auto Owner Trust Series 2018-3A Class A 144A	3.02	2-15-2022	2,802,173	2,808,105
Education Loan Asset-Backed Trust Series 2013-1 Class A1 (1 Month LIBOR +0.80%) 144A±	3.23	6-25-2026	2,384,619	2,384,892
Educational Services of America Incorporated Series 2015-2 Class A (1 Month LIBOR +1.00%) 144A±	3.43	12-25-2056	1,205,999	1,208,925
Enterprise Fleet Financing Trust Series 2016-1 Class A3 144A	2.08	9-20-2021	5,234,741	5,231,844
Enterprise Fleet Financing Trust Series 2016-2 Class A2 144A	1.74	2-22-2022	1,772,148	1,769,257
Enterprise Fleet Financing Trust Series 2017-1 Class A2 144A	2.13	7-20-2022	4,369,073	4,358,266
Enterprise Fleet Financing Trust Series 2017-2 Class A2 144A	1.97	1-20-2023	2,081,266	2,075,494
Fifth Third Auto Trust Series 2019-1 Class A2A	2.66	5-16-2022	4,610,000	4,621,295
Honda Auto Receivables Owner Trust Series 2018-3 Class A2	2.67	12-21-2020	4,722,885	4,725,861
Hyundai Auto Lease Securitization Trust Series 2017-C Class A3 144A	2.12	2-16-2021	5,320,000	5,311,071
Kubota Credit Owner Trust Series 2017-1A Class A2 144A	1.66	5-15-2020	175,534	175,454
Mercedes-Benz Auto Lease Trust Series 2019-A Class A2	3.01	2-16-2021	5,750,000	5,765,377
MMAF Equipment Finance LLC Series 2015-AA Class A4 144A	1.93	7-16-2021	2,205,364	2,202,503
MMAF Equipment Finance LLC Series 2019-A Class A2 144A	2.84	1-10-2022	3,100,000	3,116,587
Navistar Financial Dealer Note Master Trust Series 2017-1 Class A (1 Month LIBOR +0.78%) 144A±	3.21	6-27-2022	6,000,000	6,001,749
Santander Retail Auto Lease Trust Series 2017-A Class A2A 144A	2.02	3-20-2020	352,186	352,060
SLC Student Loan Trust Series 2006-2 Class A5 (3 Month LIBOR +0.10%) ±	2.71	9-15-2026	1,348,904	1,346,833
SLM Student Loan Trust Series 2004-8A Class A5 (3 Month LIBOR +0.50%) 144A±	3.08	4-25-2024	249,088	249,266
SLM Student Loan Trust Series 2006-10 Class A5A (3 Month LIBOR +0.10%) ±	2.68	4-25-2027	1,106,997	1,104,205
SLM Student Loan Trust Series 2011-2 Class A1 (1 Month LIBOR +0.60%) ±	3.03	11-25-2027	1,601,769	1,604,059
SLM Student Loan Trust Series 2012-3 Class A (1 Month LIBOR +0.65%) ±	3.08	12-27-2038	4,844,405	4,820,076
SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR +0.55%) ±	2.99	5-26-2055	4,456,681	4,415,489
South Texas Higher Education 2012-1 Class A2 (3 Month LIBOR +0.85%) ±	3.44	10-1-2024	3,858,669	3,860,829
Structured Asset Securities Corporation Series 1998-2 Class A (1 Month LIBOR +0.52%) ±	2.95	2-25-2028	60,133	59,866
Student Loan Consolidation Center Series 2011-1 Class A (1 Month LIBOR +1.22%) 144A±	3.65	10-25-2027	5,009,045	5,035,511
Tesla Auto Lease Trust Series 2018-B Class A 144A	3.71	8-20-2021	2,170,154	2,199,998
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%) 144A±	3.08	1-25-2046	4,560,572	4,502,474
Verizon Owner Trust Series 2017-1A Class A 144A	2.06	9-20-2021	4,137,598	4,129,210
Volvo Financial Equipment LLC Series 2017-1A Class A3 144A	1.92	3-15-2021	7,781,461	7,758,606
Wheels SPV LLC Series 2018-1A Class A2 144A	3.06	4-20-2027	3,260,232	3,273,864
World Omni Auto Receivables Trust Series 2016-B Class A3	1.30	2-15-2022	2,155,527	2,141,878
Total Asset-Backed Securities (Cost $140,649,498)				140,800,654

Corporate Bonds and Notes : 32.27%
Communication Services : 3.85%
Diversified Telecommunication Services : 1.50%
Broadcom Corporation	2.20	1-15-2021	7,000,000	6,916,156
Broadcom Corporation	3.00	1-15-2022	3,585,000	3,565,123

3

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Hughes Satellite Systems Corporation	6.50%	6-15-2019	$4,400,000	$4,391,860
				14,873,139

Media : 2.07%
Discovery Communications LLC	2.20	9-20-2019	3,725,000	3,716,959
Fox Corporation 144A	3.67	1-25-2022	3,880,000	3,978,546
Interpublic Group Companies	3.50	10-1-2020	2,000,000	2,020,947
NBCUniversal Enterprise Incorporated 144A	5.25	12-31-2049	6,000,000	6,121,200
TEGNA Incorporated	5.13	7-15-2020	4,755,000	4,755,000
				20,592,652

Wireless Telecommunication Services : 0.28%
Sprint Spectrum Company LLC 144A	3.36	3-20-2023	2,812,500	2,805,469

Consumer Discretionary : 0.91%
Automobiles : 0.41%
Daimler Finance NA LLC 144A	3.40	2-22-2022	4,000,000	4,051,809

Hotels, Restaurants & Leisure : 0.38%
GLP Capital LP	4.88	11-1-2020	3,660,000	3,714,497

Household Durables : 0.12%
Lennar Corporation	4.50	11-15-2019	1,220,000	1,224,575

Consumer Staples : 2.21%
Food Products : 0.98%
Campbell Soup Company	3.30	3-15-2021	6,040,000	6,093,778
Conagra Brands Incorporated	3.80	10-22-2021	3,560,000	3,640,670
				9,734,448

Tobacco : 1.23%
Altria Group Incorporated	4.75	5-5-2021	5,000,000	5,189,728
British American Tobacco Capital Corporation	2.30	8-14-2020	5,215,000	5,189,954
Reynolds American Incorporated	8.13	6-23-2019	1,793,000	1,798,505
				12,178,187

Energy : 1.55%
Oil, Gas & Consumable Fuels : 1.55%
Energy Transfer Partners LP	5.20	2-1-2022	5,435,000	5,713,932
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	5,950,000	6,039,072
Sabine Pass Liquefaction LLC	5.63	2-1-2021	3,500,000	3,631,052
				15,384,056

Financials : 14.91%
Banks : 7.44%
Australia & New Zealand Banking Group Limited	2.25	11-9-2020	5,790,000	5,779,160
Bank of America Corporation (3 Month LIBOR +0.63%) ±	2.33	10-1-2021	5,000,000	4,977,524
BB&T Corporation	2.15	2-1-2021	7,000,000	6,958,343
BBVA Bancomer SA of Texas 144A	7.25	4-22-2020	5,000,000	5,156,300
Citibank NA (3 Month LIBOR +0.60%) ±	2.84	5-20-2022	6,000,000	6,015,908
Citigroup Incorporated	2.45	1-10-2020	4,000,000	3,995,721
Citigroup Incorporated	2.50	7-29-2019	6,087,000	6,085,843
Huntington National Bank	2.38	3-10-2020	8,000,000	7,991,601
JPMorgan Chase & Company (3 Month LIBOR +0.70%) ±	3.21	4-1-2023	2,635,000	2,665,317
JPMorgan Chase & Company (3 Month LIBOR +0.61%) ±	3.51	6-18-2022	7,000,000	7,112,650
PNC Bank	2.45	11-5-2020	7,000,000	7,002,393
Synchrony Bank	3.65	5-24-2021	2,650,000	2,685,132

4

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Banks (continued)
US Bank NA	2.05%	10-23-2020	$7,460,000	$7,423,446
				73,849,338

Capital Markets : 0.51%
Goldman Sachs Group Incorporated	5.38	3-15-2020	5,000,000	5,102,661

Consumer Finance : 4.35%
BMW US Capital LLC 144A	2.15	4-6-2020	1,000,000	996,902
Capital One Financial Corporation	2.50	5-12-2020	7,000,000	6,987,136
Daimler Finance North America LLC 144A	1.50	7-5-2019	3,000,000	2,997,209
Daimler Finance North America LLC 144A	2.20	5-5-2020	1,480,000	1,472,792
Ford Motor Credit Company LLC	3.20	1-15-2021	3,665,000	3,656,765
Ford Motor Credit Company LLC (3 Month LIBOR +0.88%) ±	3.48	10-12-2021	2,840,000	2,784,438
General Motors Financial Company Incorporated	4.20	11-6-2021	5,000,000	5,096,397
Hyundai Capital America Incorporated 144A	2.75	9-18-2020	4,000,000	3,995,465
John Deere Capital Corporation	1.95	6-22-2020	3,000,000	2,984,475
Nissan Motor Acceptance Corporation 144A	2.25	1-13-2020	4,000,000	3,984,207
Nissan Motor Acceptance Corporation 144A	3.65	9-21-2021	4,000,000	4,061,703
Synchrony Financial	2.70	2-3-2020	4,140,000	4,138,038
				43,155,527

Diversified Financial Services : 1.07%
IBM Credit LLC	3.45	11-30-2020	6,500,000	6,597,034
WEA Finance LLC 144A	2.70	9-17-2019	2,975,000	2,973,942
WEA Finance LLC 144A	3.25	10-5-2020	1,000,000	1,006,918
				10,577,894

Insurance : 1.54%
Axis Specialty Finance LLC	5.88	6-1-2020	1,685,000	1,735,445
Metropolitan Life Global Funding Incorporated 144A	1.55	9-13-2019	5,180,000	5,164,736
Metropolitan Life Global Funding Incorporated 144A	1.75	9-19-2019	3,000,000	2,992,676
PartnerRe Finance B LLC	5.50	6-1-2020	1,000,000	1,026,836
Protective Life Global Funding 144A	2.26	4-8-2020	4,415,000	4,408,527
				15,328,220

Health Care : 3.52%
Biotechnology : 0.50%
Abbvie Incorporated	3.38	11-14-2021	4,935,000	5,007,698

Health Care Providers & Services : 2.42%
Anthem Incorporated	2.50	11-21-2020	5,040,000	5,037,338
Cigna Holding Company	4.00	2-15-2022	5,375,000	5,526,699
CVS Health Corporation	2.80	7-20-2020	5,910,000	5,917,624
HCA Incorporated	6.50	2-15-2020	3,685,000	3,772,063
Tenet Healthcare Corporation	6.00	10-1-2020	3,660,000	3,759,918
				24,013,642

Pharmaceuticals : 0.60%
EMD Finance LLC 144A	2.40	3-19-2020	5,965,000	5,950,755

Industrials : 2.00%
Aerospace & Defense : 0.16%
The Boeing Company	2.70	5-1-2022	1,615,000	1,627,094

Air Freight & Logistics : 0.52%
FedEx Corporation	3.40	1-14-2022	5,000,000	5,106,831

Airlines : 0.61%
Delta Air Lines Incorporated	3.40	4-19-2021	3,000,000	3,029,517

5

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Airlines (continued)
Delta Air Lines Incorporated	3.63%	3-15-2022	$3,000,000	$3,036,537
				6,066,054

Machinery : 0.35%
CNH Industrial Capital LLC «	4.38	11-6-2020	3,375,000	3,427,650

Road & Rail : 0.36%
ERAC USA Finance LLC 144A	2.35	10-15-2019	3,605,000	3,599,935

Information Technology : 0.71%
Technology Hardware, Storage & Peripherals : 0.71%
Hewlett Packard Enterprise Company	3.60	10-15-2020	7,000,000	7,082,595

Materials : 1.29%
Chemicals : 0.51%
DowDuPont Incorporated	3.77	11-15-2020	5,000,000	5,090,342

Paper & Forest Products : 0.78%
Georgia Pacific LLC 144A	2.54	11-15-2019	7,740,000	7,734,794

Real Estate : 0.58%
Equity REITs : 0.58%
Sabra Health Care LP	5.50	2-1-2021	5,700,000	5,781,966

Utilities : 0.74%
Electric Utilities : 0.37%
Duke Energy Florida LLC	2.10	12-15-2019	750,000	748,960
Pinnacle West Capital Corporation	2.25	11-30-2020	3,000,000	2,983,364
				3,732,324

Multi-Utilities : 0.37%
Dominion Resources Incorporated	2.96	7-1-2019	3,635,000	3,634,875

Total Corporate Bonds and Notes (Cost $319,348,217)				320,429,027

			Shares
Exchange-Traded Funds : 3.09%
SPDR Portfolio Short Term Corporate Bond ETF			1,000,000	30,650,000

Total Exchange-Traded Funds (Cost $30,200,000)				30,650,000

			Principal
Municipal Obligations : 0.58%
Indiana : 0.33%
Education Revenue : 0.33%
Indiana Secondary Market for Education Loans Incorporated (1 Month LIBOR +0.80%) ±	3.23	2-25-2044	$3,321,562	3,289,908

Wisconsin : 0.25%
Housing Revenue : 0.25%
Wisconsin Public Finance Authority Affinity Living Group Project (Citizens Bank LOC)	3.75	2-1-2022	2,500,000	2,509,250

Total Municipal Obligations (Cost $5,788,424)				5,799,158

6

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities : 18.95%
Banc of America Funding Corporation Series 2016-R1 Class A1 144A±±	2.50%	3-25-2040	$1,516,733	$1,498,276
BDS Limited Series 2018-FL2 Class A (1 Month LIBOR +0.95%) 144A±	3.38	8-15-2035	2,815,884	2,814,085
Bluemountain CLO Limited Series 2015-1A Class A1R (3 Month LIBOR +1.33%) 144A±	3.93	4-13-2027	1,250,000	1,252,528
Bunker Hill Loan Depositary Trust Series 2019-1 Class A1 144A	3.61	10-26-2048	2,466,846	2,513,564
Cascade Funding Mortgage Trust Series 2018- RM2 Class A 144A±±	4.00	10-25-2068	1,273,808	1,296,481
CD Commercial Mortgage Trust Series 2017-CD3 Class A1	1.97	2-10-2050	3,236,263	3,217,035
CGDBB Commercial Mortgage Trust Series 2017-BIOC Class A (1 Month LIBOR +0.79%) 144A±	3.23	7-15-2032	5,600,000	5,596,624
CIFC Funding Limited Series 2012-2RA Class A1 (3 Month LIBOR +0.80%) 144A±	3.39	1-20-2028	7,550,000	7,534,130
CIFC Funding Limited Series 2015-2A Class AR (3 Month LIBOR +0.78%) 144A±	3.38	4-15-2027	7,000,000	6,973,582
Citigroup Commercial Mortgage Trust Series 2014-GC25 Class A2	3.26	10-10-2047	2,752,725	2,753,372
Citigroup Commercial Mortgage Trust Series 2017-1500 Class A (1 Month LIBOR +0.85%) 144A±	3.29	7-15-2032	6,150,000	6,151,918
Citigroup Commercial Mortgage Trust Series 2017-MDRB Class A (1 Month LIBOR +1.10%) 144A±	3.54	7-15-2030	3,104,805	3,085,078
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	9-20-2021	5,025	5,126
Commercial Mortgage Pass-Through Certificate Series 2010-C1 Class A3 144A	4.21	7-10-2046	2,057,180	2,080,267
Commercial Mortgage Trust Series 2014-CR15 Class A2	2.93	2-10-2047	2,372,757	2,370,049
Commercial Mortgage Trust Series 2014-CR16 Class ASB	3.65	4-10-2047	3,989,965	4,092,087
Commercial Mortgage Trust Series 2014-CR19 Class A2	2.97	8-10-2047	824,517	825,233
Commercial Mortgage Trust Series 2014-LC17 Class A2	3.16	10-10-2047	7,279,479	7,278,211
Commercial Mortgage Trust Series 2014-UBS5 Class A2	3.03	9-10-2047	4,421,615	4,419,763
Commercial Mortgage Trust Series 2015-LC23 Class A1	1.81	10-10-2048	2,754,030	2,739,088
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1 ±±	3.81	6-19-2031	139,035	141,171
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1 ±±	4.46	6-19-2031	86,282	86,618
Credit Suisse Mortgage Trust Series 2019-SKLZ Class A (1 Month LIBOR +1.25%) 144A±	3.69	1-15-2034	3,600,000	3,600,638
Crown Point Limited Series 2015-3A Class A1AR (3 Month LIBOR +0.91%) 144A±	3.51	12-31-2027	7,030,000	7,012,207
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A1	2.01	11-15-2048	973,251	967,865
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A ±±	3.57	1-25-2022	1,808	1,808
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%) ±	3.56	9-25-2033	324,528	321,549
FirstKey Mortgage Trust Series 2014-1 Class A2 144A±±	3.00	11-25-2044	2,386,639	2,377,738
Great Wolf Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	3.29	9-15-2034	2,500,000	2,498,392
GS Mortgage Securities Trust Series 2010-C1 Class A1 144A	3.68	8-10-2043	840,468	841,906
GS Mortgage Securities Trust Series 2010-C2 Class A2 144A±±	5.16	12-10-2043	3,190,000	3,298,788
GS Mortgage Securities Trust Series 2011-GC3 Class A4 144A	4.75	3-10-2044	5,947,336	6,107,075
GS Mortgage Securities Trust Series 2015-GS1 Class A1	1.94	11-10-2048	386,902	384,821
GS Mortgage Securities Trust Series 2016-GS3 Class A1	1.43	10-10-2049	1,190,037	1,177,394
GSMPS Mortgage Loan Trust Series 1998-1 Class A 144A±±	8.00	9-19-2027	38,195	37,989
Halcyon Loan Advisors Funding Series 2014-3A Class AR (3 Month LIBOR +1.10%) 144A±	3.69	10-22-2025	5,276,787	5,276,976
Homeward Opportunities Fund I Trust Series 2019-1 Class A1 144A±±	3.45	1-25-2059	5,234,053	5,290,870
Hospitality Mortgage Trust Series 2019 Class A (1 Month LIBOR +1.00%) 144A±	3.50	11-15-2026	4,870,000	4,873,493
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class AMFL (1 Month LIBOR +0.17%) ±	2.65	6-12-2047	4,679	4,676
JPMorgan Chase Commercial Mortgage Securities Trust Series 2011-C5 Class A3	4.17	8-15-2046	4,759,397	4,901,621
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A2	2.77	10-15-2048	96,960	96,907
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C33 Class A1	1.90	12-15-2048	2,142,879	2,132,991
JPMorgan Chase Commercial Mortgage Securities Trust Series 2017-JP5 Class A1	2.09	3-15-2050	3,059,355	3,041,201

7

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Non-Agency Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR +0.91%) 144A±	3.35%	6-15-2035	$3,915,000	$3,907,069
Master Mortgages Trust Series 2002-3 Class 4A1 ±±	4.67	10-25-2032	5,950	6,061
Mello Warehouse Securitization Series 2018 - W1 Class A (1 Month LIBOR +0.85%) 144A±	3.28	11-25-2051	5,500,000	5,496,593
Mello Warehouse Securitization Series 2019 -1 Class A (1 Month LIBOR +0.80%) 144A(a)±	3.24	6-25-2052	5,065,000	5,065,000
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28 Class A1	1.53	1-15-2049	897,270	889,566
Morgan Stanley Capital I Trust Series 2011-C2 Class A4 144A	4.66	6-15-2044	3,125,000	3,230,368
Morgan Stanley Capital I Trust Series 2016-C30 Class A1	1.39	9-15-2049	4,411,543	4,356,394
Neuberger Berman Limited Series 2015-20A Class AR (3 Month LIBOR +0.80%) 144A±	3.40	1-15-2028	4,085,000	4,060,792
Palmer Square Loan Funding Limited Series 2018 - 4A Class A1 (3 Month LIBOR +0.90%) 144A±	3.42	11-15-2026	3,948,065	3,950,809
Panhandle Plains Higher Education Authority Incoporated Series 2011-1 Class A3 (3 Month LIBOR +0.95%) ±	3.54	10-1-2037	3,050,000	3,057,111
RAIT Trust Series 2017-FL7 Class A (1 Month LIBOR +0.95%) 144A±	3.39	6-15-2037	1,899,363	1,884,302
RAIT Trust Series 2017-FL8 Class A (1 Month LIBOR +0.85%) 144A±	3.29	12-15-2037	3,494,072	3,487,567
ReadyCap Commercial Mortgage Trust Series 2019-5 Class A 144A	3.78	2-25-2052	4,168,746	4,277,864
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A ±±	2.79	11-25-2020	128,775	129,030
Stonemont Portfolio Trust Series 2017 Class A (1 Month LIBOR +0.85%) 144A±	3.29	8-20-2030	5,070,571	5,067,401
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2 ±±	8.15	10-25-2024	5,041	5,042
UBS Commercial Mortgage Trust Series 2012-C1 Class A3	3.40	5-10-2045	1,450,550	1,484,075
Vendee Mortgage Trust Series 2011-1 Class DA	3.75	2-15-2035	2,516,686	2,540,907
Venture CDO Limited Series 2015-20A Class AR (3 Month LIBOR +0.82%) 144A±	3.42	4-15-2027	7,000,000	6,978,076
Verus Securitization Trust Series 2019-1 Class A1 144A±±	3.40	12-25-2059	4,744,961	4,809,485
Wilshire Funding Corporation Series 1996-3 Class M2 ±±	7.06	8-25-2032	134,807	132,715
Wilshire Funding Corporation Series 1996-3 Class M3 ±±	7.06	8-25-2032	126,374	123,082
Wilshire Funding Corporation Series 1998-2 Class M1 ±±	2.00	12-28-2037	197,805	199,561
Total Non-Agency Mortgage-Backed Securities (Cost $187,993,388)				188,110,061

Yankee Corporate Bonds and Notes : 17.55%
Communication Services : 1.00%
Diversified Telecommunication Services : 1.00%
Deutsche Telekom International Finance BV 144A	2.23	1-17-2020	10,000,000	9,968,508

Consumer Discretionary : 0.75%
Auto Components : 0.63%
Toyota Industries Corporation 144A	3.11	3-12-2022	6,145,000	6,239,057

Automobiles : 0.12%
Jaguar Land Rover Limited 144A	4.25	11-15-2019	1,220,000	1,213,900

Consumer Staples : 0.55%
Beverages : 0.09%
Suntory Holdings Limited 144A	2.55	9-29-2019	850,000	849,127

Food & Staples Retailing : 0.46%
Seven & I Holdings Company Limited 144A	3.35	9-17-2021	4,500,000	4,579,732

Energy : 0.95%
Oil, Gas & Consumable Fuels : 0.95%
Petroleos Mexicanos Company	5.38	3-13-2022	2,525,000	2,596,937
TransCanada PipeLines Limited	9.88	1-1-2021	6,200,000	6,850,065
				9,447,002

8

Wells Fargo Ultra Short-Term Income Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Financials : 11.97%
Banks : 10.32%
ABN AMRO Bank NV 144A	3.40%	8-27-2021	$7,000,000	$7,104,027
ANZ New Zealand International Limited 144A	2.60	9-23-2019	8,175,000	8,174,063
Banco de Credito del Peru 144A	2.25	10-25-2019	4,500,000	4,487,400
Banco Santander Chile 144A	2.50	12-15-2020	8,255,000	8,206,048
Banque Federative du Credit Mutuel SA 144A	2.20	7-20-2020	7,470,000	7,440,463
BPCE SA	2.50	7-15-2019	2,245,000	2,244,827
Commonwealth Bank of Australia 144A	1.75	11-7-2019	5,250,000	5,232,033
Cooperatieve Rabobank	1.38	8-9-2019	7,000,000	6,985,519
Danske Bank AS 144A	5.00	1-12-2022	3,565,000	3,690,939
DNB Bank ASA 144A	2.13	10-2-2020	7,000,000	6,963,953
Federation des Caisses Desjardins du Quebec 144A	2.25	10-30-2020	5,000,000	4,989,714
Global Bank Corporation 144A	4.50	10-20-2021	1,180,000	1,197,700
ING Bank NV 144A	1.65	8-15-2019	7,000,000	6,986,388
Sumitomo Mitsui Banking Corporation (3 Month LIBOR +0.37%) ±	2.97	10-16-2020	5,000,000	5,004,038
Sumitomo Mitsui Trust Bank Limited 144A	1.95	9-19-2019	7,000,000	6,985,829
Suncorp-Metway Limited 144A	2.38	11-9-2020	4,000,000	3,988,180
Svenska Handelsbanken AB	1.88	9-7-2021	7,000,000	6,910,211
UniCredit SpA 144A	6.57	1-14-2022	5,615,000	5,867,139
				102,458,471

Diversified Financial Services : 1.65%
AerCap Ireland Capital DAC	4.45	12-16-2021	3,590,000	3,702,147
General Electric Capital International Funding Company	2.34	11-15-2020	5,322,000	5,269,203
UBS AG 144A	2.20	6-8-2020	3,725,000	3,709,951
UBS AG	2.38	8-14-2019	3,730,000	3,728,253
				16,409,554

Health Care : 1.21%
Pharmaceuticals : 1.21%
Perrigo Finance Unlimited Company	3.50	3-15-2021	2,665,000	2,651,774
Shire Acquisitions Investment Ireland Limited	1.90	9-23-2019	2,880,000	2,871,482
Shire Acquisitions Investment Ireland Limited	2.40	9-23-2021	2,520,000	2,497,391
Teva Pharmaceutical Finance BV	1.70	7-19-2019	4,029,000	4,017,517
				12,038,164

Industrials : 0.23%
Semiconductors & Semiconductor Equipment : 0.23%
NXP BV 144A	4.13	6-1-2021	2,215,000	2,249,111

Materials : 0.89%
Chemicals : 0.51%
Syngenta Finance NV 144A	3.70	4-24-2020	5,000,000	5,021,461

Metals & Mining : 0.38%
ArcelorMittal SA	5.50	3-1-2021	3,660,000	3,791,912

Total Yankee Corporate Bonds and Notes (Cost $173,283,485)				174,265,999

	Yield		Shares
Short-Term Investments : 5.49%
Investment Companies : 5.29%
Securities Lending Cash Investments LLC (l)(r)(u)	2.51		107,993	108,004
Wells Fargo Government Money Market Fund Select Class (l)(u)	2.30		52,426,873	52,426,873
				52,534,877

9

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Ultra Short-Term Income Fund

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 0.20%
U.S. Treasury Bill (z) #		1.85%	6-13-2019	$1,950,000	$1,948,774

Total Short-Term Investments (Cost $54,483,576)					54,483,651

Total investments in securities (Cost $987,639,138)	99.83%				991,215,127
Other assets and liabilities, net	0.17				1,709,176

Total net assets	100.00%				$992,924,303

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

«	All or a portion of this security is on loan.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(r)	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:

CDO	Collateralized debt obligation
CLO	Collateralized loan obligation
FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
LOC	Letter of credit
REIT	Real estate investment trust

10

Futures Contracts

Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
2-Year U.S. Treasury Notes	(1,124)	9-30-2019	$(240,402,476)	$(241,291,189)	$0	$(888,713)
5-Year U.S. Treasury Notes	(23)	9-30-2019	(2,681,619)	(2,699,445)	0	(17,826)

					$0	$(906,539)

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Securities Lending Cash Investments LLC	6,848,410	79,007,955	85,748,372	107,993	$108,004
Wells Fargo Government Money Market Fund Select Class	33,367,503	444,184,505	425,125,135	52,426,873	52,426,873

					$52,534,877	5.29%

Wells Fargo Ultra Short-Term Income Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities, and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Securities lending

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.

Upon entering into a futures contracts, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Agency securities	$0	$76,676,577	$0	$76,676,577
Asset-backed securities	0	140,800,654	0	140,800,654
Corporate bonds and notes	0	320,429,027	0	320,429,027
Exchange-traded funds	30,650,000	0	0	30,650,000
Municipal obligations	0	5,799,158	0	5,799,158
Non-agency mortgage-backed securities	0	188,110,061	0	188,110,061
Yankee corporate bonds and notes	0	174,265,999	0	174,265,999
Short-term investments
Investment companies	52,426,873	108,004	0	52,534,877
U.S. Treasury securities	1,948,774	0	0	1,948,774

Total assets	$85,025,647	$906,189,480	$0	$991,215,127

Liabilities
Futures contracts	$906,539	$0	$0	$906,539

Total liabilities	$906,539	$0	$0	$906,539

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.

At May 31, 2019, the Fund did not have any transfers into/out of Level 3.